                                  As filed with the Commission on April 30, 2001
                                                      1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                      Post-Effective Amendment No. 82    [X]

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No. 82    [X]

                              BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-3433
                        (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.         Copies to: Burton M. Leibert, Esq.
One South Street                          Willkie Farr & Gallagher
Baltimore, Maryland  21202                787 Seventh Ave
(Name and Address of Agent                New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[x] Immediately upon filing pursuant to paragraph (b)
[ ] On March 30, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On February 28, 2001 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date)pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                       Deutsche Asset Management


                                                       Mutual Fund
                                                            Prospectus
                                                                  April 30, 2001

                                                                      Investment
Cash Management Fund
Treasury Money Fund
NY Tax Free Money Fund
Tax Free Money Fund


[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange
Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

                                                      A Member of the
                                                      Deutsche Bank Group [LOGO]

Table of Contents
-----------------

Cash Management Fund........................................................   3
Treasury Money Fund.........................................................  10
NY Tax Free Money Fund......................................................  16
Tax Free Money Fund.........................................................  23
Information Concerning All Funds............................................  30
Management of the Funds.....................................................  30
Calculating a Fund's Share Price............................................  31
Dividends and Distributions.................................................  31
Tax Considerations..........................................................  31
Performance Information.....................................................  32
Buying and Selling Fund Shares..............................................  32

--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of Cash Management Fund Investment

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Core Strategy: The Fund invests in high quality money market instruments.


INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in high quality securities that are valued in
US dollars and have remaining maturities of 397 days or less. The Fund invests more than 25% of its total assets in banks and other financial institutions.
--------------------------------------------------------------------------------


Cash Management Fund Investment

Overview of the Cash Management Fund

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at the Cash Management Fund

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Risks.......................................................................   7
Financial Highlights........................................................   9

--------------------------------------------------------------------------------

Overview of Cash Management Fund Investment

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

 . A rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

 . An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

 . Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

 . Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THIS FUND

You should consider investing in the Fund if you are looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

                                     Overview of Cash Management Fund Investment

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last calendar year, the last five calendar years and the last ten calendar years.

As of December 31, 2000, the Fund's 7-day yield was 5.93%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the "current yield,' is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The "total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

                              Year-by-Year Returns
                         (the past ten calendar years)
                                                      [GRAPH]
                                            1991            5.68%
                                            1992            3.05%
                                            1993            2.54%
                                            1994            3.67%
                                            1995            5.35%
                                            1996            4.82%
                                            1997            4.98%
                                            1998            4.93%
                                            1999            4.58%
                                            2000            5.87%

  For the period shown, the Fund's highest return in any calendar quarter was 1.62% (first quarter 1991) and its lowest quarterly return was 0.62% (first quarter 1993). Past performance offers no indication of how the Fund will perform in the future.

 Performance for Periods Ended December 31, 2000

                        Average Annual Returns
                       1 Year 5 Years 10 Years
  Cash Management
   Fund Investment     5.87%    5.04%   4.54%
 ---------------------------------------------

--------------------------------------------------------------------------------

Overview of Cash Management Fund Investment


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the Cash Management Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure' section of this prospectus.)

/2/ The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2000, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

/3/ For the first year, the expense example takes into account fee waivers and reimbursements.

 Annual Fees and Expenses


                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                          0.15%
 ---------------------------------------------------
  Distribution and
   Service (12b-1) Fees                     None
 ---------------------------------------------------
  Other Fund Operating
   Expenses                                0.64%
 ---------------------------------------------------
  Total Fund Operating
   Expenses                                0.79%
 ---------------------------------------------------
  Less: Fee Waiver or
   Expense Reimbursement                  (0.04%)/2/
 ---------------------------------------------------
  Net Expenses                             0.75%
 ---------------------------------------------------


 Expense Example/3/


     1 Year                3 Years                           5 Years                           10 Years
      $77                   $248                              $435                               $974
 ---------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
-------------------------------------------------------------------------------
at Cash Management Fund Investment

OBJECTIVE

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price:

 . Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

 . The Fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

 . have received the highest short-term rating from two nationally recognized statistical rating organizations;

 . have received the highest short-term rating from one rating organization
   (if only one organization rates the security);

 . are unrated, but are determined to be of similar quality by us; or

 . have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by us.

PRINCIPAL INVESTMENTS

The Fund may invest in high-quality, short-term, dollar-denominated money market instruments paying a fixed, variable or floating interest rate. These include:

 . Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

 . US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

 . Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

 . Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the Fund's principal investments are issued or credit-enhanced by banks or other financial institutions, the Fund may invest more than 25% of its total assets in the financial services industry. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

RISKS

Below we set forth some of the prominent risks associated with money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:
-------------------------------------------------------------------------------

A Detailed Look at Cash Management Fund Investment


 . We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

 . We primarily buy securities with remaining maturities of 13 months or less.
  This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

 . it cannot sell the securities at the agreed-upon time and price; or

 . the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring, the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.
--------------------------------------------------------------------------------

                              A Detailed Look at Cash Management Fund Investment

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

 Financial Highlights

                                 For the Years Ended December 31,
                              2000      1999        1998         1997        1996
Per share operating
 performance:
Net asset value,
 beginning of period         $1.00     $1.00       $1.00        $1.00       $1.00
 ------------------------------------------------------------------------------------
Income from investment
 operations
Net investment income         0.06      0.04        0.05         0.05        0.05
 ------------------------------------------------------------------------------------
Net realized and
 unrealized gain on
 investment and futures
 transactions                 0.00      0.00/1/    (0.00)/1/     0.00/1/     0.00/1/
 ------------------------------------------------------------------------------------
Total from investment
 operations                   0.06      0.04        0.05         0.05        0.05
 ------------------------------------------------------------------------------------
Contributions of capital        --        --          --           --        0.00/1/
 ------------------------------------------------------------------------------------
Distributions to
 shareholders
Net investment income        (0.06)    (0.04)      (0.05)       (0.05)      (0.05)
 ------------------------------------------------------------------------------------
Net asset value, end of
 year                        $1.00     $1.00       $1.00        $1.00       $1.00
 ------------------------------------------------------------------------------------
Total investment return       5.87%     4.58%       4.93%        4.98%       4.82%/2/
 ------------------------------------------------------------------------------------
Supplemental data and
 ratios:
Net assets, end of
 period (000s omitted)    $243,989  $154,304    $232,586     $138,423    $118,969
 ------------------------------------------------------------------------------------
Ratios to average net
 assets:
Net investment income         5.75%     4.42%       4.80%        4.88%       4.72%
 ------------------------------------------------------------------------------------
Expenses after waivers,
 including expenses of
 the Cash Management
 Portfolio                    0.75%     0.75%       0.75%        0.75%       0.75%
 ------------------------------------------------------------------------------------
Expenses before waivers,
 including expenses of
 the Cash Management
 Portfolio                    0.79%     0.78%       0.81%        0.78%       0.78%
 ------------------------------------------------------------------------------------
Decrease reflected in
 above expense ratio due
 to fee waivers or
 expense reimbursements       0.04%     0.03%       0.06%        0.03%       0.03%
 ------------------------------------------------------------------------------------

 /1/ Less than $0.01 per share.
 /2/ Increased by approximately 0.08% due to contributions of capital for the year ended December 31, 1996.
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of Treasury Money Fund Investment

Goal: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
Core Strategy: The Fund invests in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in US Treasury obligations, either directly or through repurchase agreements. The Fund maintains a dollar weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------

Treasury Money Fund Investment

Overview of the Treasury Money Fund

Goal........................................................................  10
Core Strategy...............................................................  10
Investment Policies and Strategies..........................................  10
Principal Risks of Investing in the Fund....................................  11
Who Should Consider Investing in the Fund...................................  11
Total Returns, After Fees and Expenses......................................  12
Annual Fund Operating Expenses..............................................  13

A Detailed Look at the Treasury Money Fund

Objective...................................................................  14
Strategy....................................................................  14
Principal Investments.......................................................  14
Risks.......................................................................  14
Financial Highlights........................................................  15

--------------------------------------------------------------------------------

                                      Overview of Treasury Money Fund Investment


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

 . A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

 . Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THIS FUND

You should consider investing in the Fund if you are a conservative investor looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

Overview of Treasury Money Fund Investment


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last year, the last five calendar years and the last ten calendar years.

As of December 31, 2000, the Fund's 7-day yield was 5.67%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the "current yield,' is the income generated by the Fund over a seven day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The "total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

 Performance for Periods Ended December 31, 2000

                        Average Annual Returns
                       1 Year 5 Years 10 Years
  Treasury Money Fund
   Investment          5.60%    4.85%   4.36%
 ---------------------------------------------

--------------------------------------------------------------------------------

                                      Overview of Treasury Money Fund Investment

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the Treasury Money Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure' section of this prospectus.)

/2/ The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2000, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

/3/ For the first year, the expense example takes into account fee waivers and reimbursements.

 Annual Fees and Expenses


                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                          0.15%
 ---------------------------------------------------
  Distribution and
   Service (12b-1) Fees                     None
 ---------------------------------------------------
  Other Fund Operating
   Expenses                                0.63%
 ---------------------------------------------------
  Total Fund Operating
   Expenses                                0.78%
 ---------------------------------------------------
  Less: Fee Waiver or
   Expense Reimbursement                  (0.03%)/2/
 ---------------------------------------------------
  Net Expenses                             0.75%
 ---------------------------------------------------


 Expense Example/3/

     1 Year                3 Years                           5 Years                           10 Years
      $77                   $246                              $430                               $963
 ---------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Treasury Money Fund Investment

OBJECTIVE

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

STRATEGY

The Fund seeks current income, maintaining a dollar-weighted average maturity of 90 days or less, by investing only in US Treasury obligations and repurchase agreements backed by obligations of the US Treasury. Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

PRINCIPAL INVESTMENTS

The Fund invests in US Treasury obligations, either directly or through repurchase agreements. In a repurchase agreement, the Fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

RISKS

Below we set forth some of the prominent risks associated with "treasury' money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

 . We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

 . We primarily buy securities with remaining maturities of 13 months or less.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This, in turn, could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

 . it cannot sell the securities at the agreed-upon time and price; or

 . the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.
--------------------------------------------------------------------------------

A Detailed Look at Treasury Money Fund Investment

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

 Financial Highlights

                                   For the Years Ended December 31,
                                2000         1999        1998         1997        1996
  Per share operating
   performance:
  Net asset value,
   beginning of period         $1.00        $1.00       $1.00        $1.00       $1.00
 ----------------------------------------------------------------------------------------
  Income from investment
   operations
  Net investment income         0.05         0.04        0.05         0.05        0.05
 ----------------------------------------------------------------------------------------
  Net realized and
   unrealized gain on
   investment
   and futures
   transactions                (0.00)/1/     0.00/1/    (0.00)/1/     0.00/1/     0.00/1/
 ----------------------------------------------------------------------------------------
  Total from investment
   operations                   0.05         0.04        0.05         0.05        0.05
 ----------------------------------------------------------------------------------------
  Distributions to
   shareholders
  Net investment income        (0.05)       (0.04)      (0.05)       (0.05)      (0.05)
 ----------------------------------------------------------------------------------------
  Net asset value, end of
   year                        $1.00        $1.00       $1.00        $1.00       $1.00
 ----------------------------------------------------------------------------------------
  Total investment return       5.60%        4.32%       4.76%        4.86%       4.71%
 ----------------------------------------------------------------------------------------
  Supplemental data and
   ratios:
  Net assets, end of
   period (000s omitted)    $335,886     $560,729    $308,911     $268,274    $554,716
 ----------------------------------------------------------------------------------------
  Ratios to average net
   assets:
  Net investment income         5.43%        4.25%       4.66%        4.74%       4.61%
 ----------------------------------------------------------------------------------------
  Expenses after waivers,
   including expenses of
   the Treasury Money
   Portfolio                    0.75%        0.75%       0.75%        0.75%       0.75%
 ----------------------------------------------------------------------------------------
  Expenses before waivers,
   including expenses of
   the Treasury Money
   Portfolio                    0.78%        0.77%       0.77%        0.77%       0.76%
 ----------------------------------------------------------------------------------------
  Decrease reflected in
   above expense ratio due
   to
   fee waivers or expense
   reimbursements               0.03%        0.02%       0.02%        0.02%       0.01%
 ----------------------------------------------------------------------------------------

 /1/ Less than $0.01 per share.
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of NY Tax Free Money Fund Investment

Goal: The Fund seeks a high level of current income exempt from Federal and New York income tax consistent with liquidity and the preservation of capital.
Core Strategy: The Fund invests primarily in municipal bonds and notes with remaining maturities of 397 days (about 13 months) or less, whose interest payments are exempt from Federal income tax.

INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve its goal by investing primarily in municipal bonds and notes from New York issues (or issues in other locales) whose interest payments are exempt from New York State and City income taxes. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------

NY Tax Free Money Fund Investment

Overview of the NY Tax Free Money Fund

Goal........................................................................  16
Core Strategy...............................................................  16
Investment Policies and Strategies..........................................  16
Principal Risks of Investing in the Fund....................................  17
Who Should Consider Investing in the Fund...................................  17
Total Returns, After Fees and Expenses......................................  18
Annual Fund Operating Expenses..............................................  19

A Detailed Look at the NY Tax Free Money Fund

Objective...................................................................  20
Strategy....................................................................  20
Principal Investments.......................................................  20
Risks.......................................................................  21
Financial Highlights........................................................  22

--------------------------------------------------------------------------------

                                   Overview of NY Tax Free Money Fund Investment

PRINCIPAL RISKS OF INVESTING IN THIS FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

 . A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

 . New York's local economy could suffer a reversal that would undermine or cast doubt on the ability of New York municipal issuers to meet their financial obligations.

 . An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

 . Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THIS FUND

You should consider investing in the Fund if you are seeking a highly liquid investment that offers current income exempt from Federal income taxes while preserving the value of your principal. The Fund offers an added advantage to New York residents by emphasizing investments whose interest income is exempt from New York State and City tax.

You should not consider investing in the Fund if you seek long-term capital growth.

Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

Overview of NY Tax Free Money Fund Investment


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last calendar year, the last five calendar years, and the last ten calendar years.

As of December 31, 2000, the Fund's taxable equivalent yield was 6.93%. To learn the current yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
--------------------------------------------------------------------------------
The taxable equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax-free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return' of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

 Performance for Periods Ended December 31, 2000

                        Average Annual Returns
                       1 Year 5 Years 10 Years
  NY Tax Free Money
   Fund Investment      3.23%   2.77%    2.72%
 ---------------------------------------------

--------------------------------------------------------------------------------

                                   Overview of NY Tax Free Money Fund Investment


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the NY Tax-Free Money Portfolio, the master portfolio in which the Fund invested its assets until April 27, 2001. Since April 27, 2001, the Fund has operated as a stand-alone Fund that directly acquires and manages its own portfolio of securities.

/2/ The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2000, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

/3/ For the first year, the expense example takes into account fee waivers and reimbursements.

 Annual Fees and Expenses


                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                          0.15%
 ---------------------------------------------------
  Distribution and
   Service (12b-1) Fees                     None
 ---------------------------------------------------
  Other Fund Operating
   Expenses                                0.71%
 ---------------------------------------------------
  Total Fund Operating
   Expenses                                0.86%
 ---------------------------------------------------
  Less: Fee Waiver or
   Expense Reimbursement                  (0.11%)/2/
 ---------------------------------------------------
  Net Expenses                             0.75%
 ---------------------------------------------------


 Expense Example/3/

     1 Year                3 Years                           5 Years                           10 Years
      $77                   $263                              $466                              $1051
 ---------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at NY Tax Free Money Fund Investment

OBJECTIVE

The Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments. The Fund concentrates its investments in municipal bonds and notes from the State of New York or governmental issuers in other locales, such as Puerto Rico, whose interest payments are exempt from New York State and City income taxes.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by concentrating its investments in the bonds and notes of New York issuers and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price and to generate income exempt from Federal and New York State and City income taxes:

 . Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

 . The Fund primarily buys short-term New York municipal obligations that at the time of purchase:

 . have received one of the top two short-term ratings from two nationally recognized statistical rating organizations;

 . have received one of the top two short-term ratings from one rating organization (if only one organization rates the security);

 . are unrated, but are determined to be of comparable quality by us; or

 . have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by us.

PRINCIPAL INVESTMENTS

The Fund primarily invests in the following types of investments:

 . General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

 . Revenue notes and bonds, which are payable from specific revenue sources.
  These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

 . Tax-exempt commercial paper, tax-exempt debt of borrowers that matures in 270 days or less.

 . Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

 . Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

 . Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The Fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The Fund may also invest in securities that have features that reduce their maturities on their purchase date.

 . Private activity bonds, which are revenue bonds that finance nongovernmental activities, such as private industry construction. Note that the interest on these bonds may be subject to local, state and Federal taxes, including the alternative minimum tax.

Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds and notes, and at least 65% of its assets in notes and bonds of the State of New York and its related agencies and authorities and issuers in certain other locales that are exempt from New York State and City income tax.

The Fund may invest more than 35% of its total assets in notes and bonds that are exempt from Federal income taxes but not from New York State and City income tax when money available
--------------------------------------------------------------------------------

                            A Detailed Look at NY Tax Free Money Fund Investment

for investment exceeds the supply of New York debt securities that meet the Fund's criteria.

Temporary Defensive Position. In response to adverse political, economic or market events, the Fund may adopt a temporary position in which it places more than 20% of the Fund's assets in high quality money market investments that are subject to Federal income tax. To the extent that the Fund might do so, it may not meet its goal of a high level of current tax-free income.

RISKS

Below we set forth some of the prominent risks associated with tax free money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. While the Fund seeks to maintain a $1.00 share price, it cannot guarantee that this will always happen. To minimize such price fluctuations, the Fund limits the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, the price of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds. We attempt to limit this risk by diversifying the Fund's investments so that a single setback need not undermine the pursuit of its objective and by investing in money market instruments that receive the highest short-term debt ratings as described above.

Concentration Risk. Because of the Fund's concentration in New York municipal securities, the Fund has a relatively large exposure to financial stresses arising from a regional economic downturn. The investment adviser attempts to limit this risk by spreading out investments across issuers to the extent possible.
--------------------------------------------------------------------------------

A Detailed Look at NY Tax Free Money Fund Investment

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

 Financial Highlights

                                           For the Years Ended December 31,
                                          2000        1999       1998        1997        1996
Per share operating performance:
Net asset value, beginning of period     $1.00       $1.00      $1.00       $1.00       $1.00
 ------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                     0.03        0.02       0.03        0.03        0.03
 ------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
 investment and futures transactions     (0.00)/1/    0.00/1/   (0.00)/1/   (0.00)/1/   (0.00)/1/
 ------------------------------------------------------------------------------------------------
Total from investment operations          0.03        0.02       0.03        0.03        0.03
 ------------------------------------------------------------------------------------------------
Distributions to shareholders
Net investment income                    (0.03)      (0.02)     (0.03)      (0.03)      (0.03)
 ------------------------------------------------------------------------------------------------
Net asset value, end of year             $1.00       $1.00      $1.00       $1.00       $1.00
 ------------------------------------------------------------------------------------------------
Total investment return                   3.23%       2.41%      2.66%       2.86%       2.68%
 ------------------------------------------------------------------------------------------------
Supplemental data and ratios:
Net assets, end of period (000s
 omitted)                              $86,489     $73,867    $77,839     $85,364     $75,858
 ------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                     3.19%       2.37%      2.63%       2.83%       2.64%
 ------------------------------------------------------------------------------------------------
Expenses after waivers, including
 expenses of the NY Tax Free Money
 Portfolio/2/                             0.75%       0.75%      0.75%       0.75%       0.75%
 ------------------------------------------------------------------------------------------------
Expenses before waivers, including
 expenses of the NY Tax Free Money
 Portfolio/2/                             0.86%       0.84%      0.85%       0.81%       0.84%
 ------------------------------------------------------------------------------------------------
Decrease reflected in above expense
 ratio due to
 fee waivers or expense reimbursements    0.11%       0.09%      0.10%       0.06%       0.09%
 ------------------------------------------------------------------------------------------------

 /1/ Less than $0.01 per share.
 /2/ Prior to April 27, 2001, the Fund invested all of its assets in a master portfolio with the same goals as the Fund.
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------
of Tax Free Money Fund Investment

Goal: The Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital.
Core Strategy: The Fund invests primarily in municipal bonds and notes with remaining maturities of 397 days (about 13 months) or less, whose interest payments are exempt from Federal income tax.


INVESTMENT POLICIES AND STRATEGIES
The Fund seeks to achieve its goal by investing primarily in municipal obligations whose interest payments are exempt from Federal income taxes. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.
--------------------------------------------------------------------------------

Tax Free Money Fund Investment

Overview of the Tax Free Money Fund

Goal........................................................................  23
Core Strategy...............................................................  23
Investment Policies and Strategies..........................................  23
Principal Risks of Investing in the Fund....................................  24
Who Should Consider Investing in the Fund...................................  24
Total Returns, After Fees and Expenses......................................  25
Annual Fund Operating Expenses..............................................  26

A Detailed Look at the Tax Free Money Fund

Objective...................................................................  27
Strategy....................................................................  27
Principal Investments.......................................................  27
Risks.......................................................................  27
Financial Highlights........................................................  29

--------------------------------------------------------------------------------

Overview of Tax Free Money Fund Investment


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

 . A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

 . An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

 . Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING IN THE FUND

You should consider investing in the Fund if you are seeking a highly liquid investment that offers current income exempt from Federal income taxes while preserving the value of your principal.

You should not consider investing in the Fund if you seek long-term capital growth.

Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

                                     Overview of Tax Free Money Fund Investment


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last year, the last five calendar years and the last ten calendar years.

As of December 31, 2000, the Fund's tax equivalent yield was 6.41%. To learn the current yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.
-------------------------------------------------------------------------------

The tax equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The "total return' of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.
finact:[10291.eft]10291xd.eft

 Performance for Periods Ended December 31, 2000


                        Average Annual Returns
                       1 Year 5 Years 10 Years
  Tax Free Money Fund
   Investment          3.35%    2.88%   2.90%
 ---------------------------------------------

-------------------------------------------------------------------------------

Overview of Tax Free Money Fund Investment


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Money Fund Investment.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds/1/. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------
/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the Tax Free Money Portfolio, the master portfolio in which the Fund invested its assets until April 27, 2001. Since April 27, 2001, the Fund has operated as a stand-alone Fund that directly acquires and manages its own portfolio of securities.

/2/ The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2000, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

/3/ For the first year, the expense example takes into account fee waivers and reimbursements.

 Annual Fees and Expenses


                           Percentage of Average
                             Daily Net Assets/1/
  Management Fees                          0.15%
 ---------------------------------------------------
  Distribution and
   Service (12b-1) Fees                     None
 ---------------------------------------------------
  Other Fund Operating
   Expenses                                0.67%
 ---------------------------------------------------
  Total Fund Operating
   Expenses                                0.82%
 ---------------------------------------------------
  Less: Fee Waiver or
   Expense Reimbursement                  (0.07%)/2/
 ---------------------------------------------------
  Net Expenses                             0.75%
 ---------------------------------------------------


 Expense Example/3/

     1 Year                3 Years                           5 Years                           10 Years
      $77                   $255                              $448                              $1007
 ---------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at Tax Free Money Fund Investment

OBJECTIVE

The Tax Free Money Fund Investment seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by investing in high quality short-term municipal obligations and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price and to generate income from Federal tax:

 . Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

 . The Fund buys short-term municipal obligations that at the time of purchase:

 . have received the top short-term rating from two nationally recognized statistical rating organizations;

 . have received the highest short-term rating from one rating organization
   (if only one organization rates the security);

 . are unrated, but are determined to be of comparable quality by the investment adviser; or

 . have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by the investment adviser.

PRINCIPAL INVESTMENTS

The Fund primarily invests in the following types of investments:

 . General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

 . Revenue notes and bonds, payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

 . Tax-exempt commercial paper, tax-exempt debt that matures in 270 days or less.

 . Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

 . Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

 . Floating rate bonds whose interest rates vary with changes in specified market rates or indexes. The Fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The Fund may also invest in securities that have features that reduce their maturities on their purchase date.

 . Private activity bonds, which are revenue bonds that are used to finance nongovernmental activities, such as private industry construction. Note that the interest on these bonds may be subject to Federal taxes, including the alternative minimum tax.

Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds and notes that pay interest exempt from Federal income tax.

Temporary Defensive Position. In response to adverse political, economic or market events, the Fund may adopt a temporary defensive position in which it places more than 20% of the Fund's assets in high quality money market investments that are subject to Federal income tax. To the extent that the Fund might do so, it may not meet its goal of a high level of current tax-free income.

RISKS

Below we set forth some of the prominent risks associated with tax free money market mutual funds, and we detail our approaches to contain them. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed. If a security no
--------------------------------------------------------------------------------

A Detailed Look at Tax Free Money Fund Investment

longer meets the Fund's requirements, we will attempt to sell that security within a reasonable time, unless selling the security would not be in the Fund's best interest.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund limits the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, the price of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable types of investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.
--------------------------------------------------------------------------------

                               A Detailed Look at Tax Free Money Fund Investment

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

 Financial Highlights


                                              For the Years Ended December 31,
                                           2000         1999         1998        1997         1996
Per share operating performance:
Net asset value, beginning of period      $1.00        $1.00        $1.00       $1.00        $1.00
 -----------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                      0.03         0.02         0.03        0.03         0.03
 -----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on
 investment and futures transactions      (0.00)/1/    (0.00)/1/     0.00/1/    (0.00)/1/    (0.00)/1/
 -----------------------------------------------------------------------------------------------------
Total from investment operations           0.03         0.02         0.03        0.03         0.03
 -----------------------------------------------------------------------------------------------------
Distributions to shareholders
Net investment income                     (0.03)       (0.02)       (0.03)      (0.03)       (0.03)
 -----------------------------------------------------------------------------------------------------
Net asset value, end of year              $1.00        $1.00        $1.00       $1.00        $1.00
 -----------------------------------------------------------------------------------------------------
Total investment return                    3.35%        2.54%        2.75%       2.94%        2.84%
 -----------------------------------------------------------------------------------------------------
Supplemental data and ratios:
Net assets, end of period (000s
 omitted)                              $222,453     $128,480     $201,094    $150,483     $117,972
 -----------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                      3.30%        2.50%        2.71%       2.90%        2.80%
 -----------------------------------------------------------------------------------------------------
Expenses after waivers, including
 expenses of
 the Tax Free Money Portfolio/2/           0.75%        0.75%        0.75%       0.75%        0.75%
 -----------------------------------------------------------------------------------------------------
Expenses before waivers, including
 expenses of
 the Tax Free Money Portfolio/2/           0.82%        0.80%        0.83%       0.80%        0.82%
 -----------------------------------------------------------------------------------------------------
Decrease reflected in above expense
 ratio due to
 fee waivers or expense reimbursements     0.07%        0.05%        0.08%       0.05%        0.07%
 -----------------------------------------------------------------------------------------------------

 /1/ Less than $0.01 per share.
 /2/ Prior to April 27, 2001, the Fund invested all of its assets in a master portfolio with the same goals as the Fund.
--------------------------------------------------------------------------------

Information
--------------------------------------------------------------------------------
concerning all Funds

MANAGEMENT OF THE FUNDS

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Deutsche Banc Alex. Brown, Inc., Deutsche Asset Management, Inc. ("DeAM, Inc.') and Deutsche Asset Management Investment Services Limited ("DeAMIS').

Board of Trustees. Each Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund's activities on their behalf.

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, NY 10006, acts as each Fund's investment adviser. The investment adviser makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. On April 30, 2001, the investment adviser to the Funds changed to DeAM, Inc. from Bankers Trust Company ("Bankers Trust'), an affiliate of DeAM, Inc.

The Funds paid the following fees to Bankers Trust for investment advisory services in the last fiscal year:

                        Percentage of Average
  Fund                       Daily Net Assets
  Cash Management Fund
   Investment                           0.15%
 --------------------------------------------
  Treasury Money Fund
   Investment                           0.15%
 --------------------------------------------
  NY Tax Free Money
   Fund Investment                      0.15%
 --------------------------------------------
  Tax Free Money Fund
   Investment                           0.15%
 --------------------------------------------

DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients, and as of December 31, 2000, managed approximately $16 billion in assets.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Bankers Trust provides administrative services--such as portfolio accounting, legal services and others--for the Funds. In addition, Investment Company Capital Corp., also an affiliate of DeAM, Inc., or your service agent, performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with Investment Company Capital Corp. Service agents may charge additional fees to investors only for those services not otherwise included in the Investment Company Capital Corp. servicing agreement, such as cash management or special trust or retirement-investment reporting.

Organizational Structure. Cash Management Fund Investment and Treasury Money Fund Investment are "feeder funds' that invest all of their assets in a "master portfolio.' Those Funds and their corresponding master portfolio are listed below:

  Feeder Fund       Master Portfolio
  Cash Management   Cash Management Portfolio
   Fund Investment
 --------------------------------------------
  Treasury Money    Treasury Money Portfolio
   Fund Investment
 --------------------------------------------

--------------------------------------------------------------------------------

                                                Information Concerning all Funds


Each feeder fund and its master portfolio have the same goal. Each master portfolio is advised by DeAM, Inc.

A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw a Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

Master Feeder Option. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment may in the future seek to achieve their investment objective by investing all of their assets in a master portfolio having the same investment objectives and substantially the same investment policies and restrictions as those applicable to the Funds.

CALCULATING A FUND'S SHARE PRICE

We calculate the daily price of each Fund's shares (also known as the "Net Asset Value' or "NAV') each day a Fund is open for business. We calculate the Cash Management Fund Investment shares and the Treasury Money Fund Investment shares as of 12:00 noon, Eastern time, and as of the close of regular business on the New York Stock Exchange. We calculate the NY Tax Free Money Investment Fund shares and the Tax Free Money Investment Fund shares as of 12:00 noon, Eastern time. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Funds may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Funds also may close early. You may call the Service Center at 1-800-730-1313 for additional information about whether the Funds will close before a particular holiday. On days a Fund closes early:

 . All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

 . Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.
--------------------------------------------------------------------------------
Each Fund is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good
Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Columbus Day (the second Monday in October), Veterans' Day (November 11), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

 . Purchase orders received after the Fund's close will be processed the next business day.

Each Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities that it buys. This method writes down the premium--or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. Each Fund's Net Asset Value will normally be $1.00 a share.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends from its net income daily and pays the dividends on a monthly basis.

Each Fund reserves the right to include in the daily dividend any short-term capital gains on securities it sells. Also, each Fund will normally declare and pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

Dividends paid by Tax Free Money Fund and NY Tax Free Money Fund on municipal notes and bonds are exempt from Federal income tax. Dividends paid by NY Tax Free Money Fund on New York municipal notes and bonds are excluded from Federal income taxes and exempt from New York City and State personal income taxes. If the Fund makes a taxable investment, you will have to any to pay Federal income taxes on interest earned.

We automatically reinvest all dividends and capital gains, if any, unless you tell us otherwise.

TAX CONSIDERATIONS

Cash Management Fund Investment and Treasury Money Fund Investment

The Funds do not ordinarily pay any US federal income taxes. If you are a taxable shareholder, you and other shareholders pay taxes on the income or capital gains earned and distributed by the Funds. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by your Fund. You owe the taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually create the following tax liability:

  Transaction          Tax Status
  Income dividends     Ordinary income
 ---------------------------------------------
  Short-term capital   Ordinary income
   gain distributions
 ---------------------------------------------
  Long-term capital    Long-term capital gains
   gain distributions
 ---------------------------------------------

--------------------------------------------------------------------------------

Information Concerning all Funds


Tax Free Money Fund Investment and NY Tax Free Money Fund Investment

Tax Free Money Fund attempts to invest 100% of its assets in tax-exempt municipal securities that generate tax-exempt income. NY Tax Free Money Fund attempts to invest 100% of its assets in municipal obligations that are excluded from Federal income taxes and exempt from New York State and City personal income taxes. However, each Fund may invest up to 20% (or greater while maintaining a temporary defensive position) of the value of its total assets in securities and generate income subject to Federal or alternative minimum tax (and New York City tax, in the case of NY Tax Free Money Fund Investment). Income exempt from Federal income tax may be subject to state and local income tax. Any capital gains distributed by the Funds may be taxable.

Every year, your Fund will send you information on the distributions for the previous year.

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% "backup witholding' tax from your dividends, distributions, sales proceeds and other payments to you.

The tax considerations for tax-deferred accounts, non-taxable entities and foreign investors may be different.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor before investing.

PERFORMANCE INFORMATION

Each Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. Each Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

BUYING AND SELLING FUND SHARES

How to contact the Deutsche Asset Management Service Center:

By Phone  1-800-730-1313
By Mail   Deutsche Asset Management
          Service Center
          P.O. Box 219210
          Kansas City, MO 64121-9210

By Overnight Mail  Deutsche Asset Management
                   Service Center
                   210 West 10th Street, 8th
                   floor
                   Kansas City, MO 64105-1716

Our representatives are available to assist you personally Monday through Friday, 8:30 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Deutsche Asset Management Service Center's automated assistance line 24 hours a day, 7 days a week.

Minimum Account Investments

Initial purchase:
 Initial investment in Investment Class shares                          $2,000
 Subsequent investments                                                 $  100
 IRA account, initial investment                                        $1,000
 Initial investment for shareholders of other Deutsche Asset Management
  Funds' Investment Class Shares                                        $  500
 Automatic investing plan, initial investment                           $  250
  Bi-weekly or monthly plan subsequent investments                      $  100
  Quarterly plan subsequent investments                                 $  250
  Semi-annual plan subsequent investments                               $  500
 Minimum investment for qualified retirement plans (such as 401(k),
  pension or profit sharing plans)                                      $    0
Account balance:
 Non-retirement account                                                 $  500
 IRA account                                                            $    0


Accounts opened through a service agent may have different minimum investment accounts.

Shares of each Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank AG, any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank AG or any of its affiliates or subsidiaries, their spouses and minor children.

Each Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.
--------------------------------------------------------------------------------

                                                Information Concerning all Funds


How to Open Your Fund Account

By Mail:  Complete and sign the account
          application that accompanies this
          prospectus. (You may obtain
          additional applications by calling
          the Deutsche Asset Management
          Service Center.) Mail the
          completed Application along with a
          check payable to the Fund you have
          selected to the Deutsche Asset
          Management Service Center. The
          addresses are shown under "How to
          contact the Deutsche Asset
          Management Service Center.'
By Wire:  Call the Service Center to set up
          a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

If this is your first investment through a tax-sheltered retirement plan, such as an IRA, you will need a special application form. This form is available from your service agent, or by calling the Service Center at 1-800-730-1313.

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management fund you have selected, to the Deutsche Asset Management Service Center. The addresses are shown in this section under "How to contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management funds' and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 by 12:00 p.m. Eastern Time to notify us in advance of a wire transfer purchase. Inform the Service Center of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time.

Routing No.:  021001033
Attn:         Deutsche Asset
              Management/Mutual Funds
DDA No.:      00-226-296
FBO:          (Account name)
              (Account number)
Credit:       Cash Management Fund
              Investment--1671
              Treasury Money Fund
              Investment--1672
              NY Tax Free Money Fund
              Investment--1670
              Tax Free Money Fund
              Investment--1669

Refer to your account statement for the account name, number and fund number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313 prior to 12:00 p.m. Eastern Time. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. All orders placed after 12:00 p.m. Eastern Time will be wired to your account the next business day.

Important Information About Buying and Selling Shares

 . You may buy and sell shares of a fund through authorized service agents as well as directly from us. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Service Center. It is then your service agent's responsibility to transmit the order to the Service Center by 12:00 p.m. You should contact your
--------------------------------------------------------------------------------

Information Concerning all Funds

 service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

 . You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

 . After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.

 . We accept payment for shares only in US dollars by check, bank or Federal
  Funds wire transfer, or by electronic bank transfer. We do not accept cash, starter or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

 . We process all sales orders free of charge.

 . Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but always within seven days.

 . We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.

 . We remit proceeds from the sale of shares in US dollars (unless the redemption is so large that it is made "in-kind').

 . If we receive your purchase order before 12:00 noon Eastern Time you will receive the dividends declared that day. If we receive it after 12:00 noon Eastern Time, you will not.

 . If we receive your order to sell shares after 12:00 noon Eastern Time you will receive the dividends declared that day. If we receive it before 12:00 noon Eastern Time, you will not.

 . We do not issue share certificates.

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

 . During periods of heavy market activity, you may have trouble reaching the Deutsche Asset Management Service Center by telephone. If this occurs, you should make your request by mail.

 . We reserve the right to reject purchases of Fund shares (including exchanges) for any reason.

 . We will not accept purchase and sale orders on any day the New York Stock
  Exchange is closed.

 . We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed or when the Funds are not required to calculate a NAV for their shares.

 . Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you a report every six months on your fund's overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares in certain other Deutsche Asset Management mutual funds up to four times a calendar year. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your service agent.

Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

 . Your exchange must meet the minimum investment amount for the class of shares being purchased.
--------------------------------------------------------------------------------

                                                Information Concerning all Funds


Special Shareholder Services

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Service Center at 1-800-730-1313.

 . Regular Investments: You can make regular investments automatically from your checking account bi-weekly, monthly, quarterly, or semi-annually.

 . Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $100, and the account must have a balance of at least $10,000 to qualify.

 . Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.
--------------------------------------------------------------------------------

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 2001, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number:1-800-730-1313

You can find reports and other information about each Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.

Cash Management Fund Investment                              CUSIP #055922108
Treasury Money Fund Investment                                     055922405
NY Tax Free Money Fund Investment                                  055922207
Tax Free Money Fund Investment                                     055922306

BT Investment Funds                                          COMBMONPRO (04/01)

                                                             811-4760

Distributed by:
ICC Distributors, Inc.

[Deutsche Asset Management logo]

Mutual Fund
Prospectus
April 30, 2001
Institutional Class
Quantitative Equity Fund

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

A Member of the Deutsche Bank Group logo

Overview
--------------------------------------------------------------------------------
of the Quantitative Equity Fund--Institutional Class

Goal: The Fund seeks a total return greater than that of the S&P 500 Index. Core Strategy: The Fund follows an integrated strategy that utilizes derivative instruments and stocks of the S&P 500 Index along with the stocks of acquisition targets.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve its goal, of matching the total return of the S&P 500 Index by investing in derivative instruments or common stocks of companies in the S&P 500 Index (we refer to this portion of the Fund's assets as the `S&P 500 Index Assets'). Additionally, the Fund seeks to exceed the returns of the S&P 500 Index by investing in the stocks of acquisition targets in publicly announced transactions (we refer to this portion of the Fund's assets as the `Merger Arbitrage Assets'). The investment adviser uses proprietary quantitative models to select securities for the Fund's Merger Arbitrage Assets.
--------------------------------------------------------------------------------

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Quantitative Equity Fund--Institutional Class

Overview of the Quantitative Equity Fund

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6

A Detailed Look at the Quantitative Equity Fund

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Investment Process..........................................................   7
Prior Performance of a Similar Portfolio....................................   7
Risks.......................................................................   9


Management of the Fund......................................................  10
Calculating the Fund's Share Price..........................................  11
Performance Information.....................................................  11
Dividends and Distributions.................................................  11
Tax Considerations..........................................................  11
Buying and Selling Institutional Class Shares...............................  12
Financial Highlights........................................................  15

--------------------------------------------------------------------------------

Overview of the Quantitative Equity Fund--Institutional Class


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. The risks associated with the Fund's S&P 500 Index Assets include the risks that:

 . Stocks could decline generally or could underperform other investments.

 . Returns on stocks of large US companies could trail the returns from stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.

 . The Fund may not be able to mirror the S&P 500 Index closely enough to track its performance for a number of reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund and the investment adviser's selection of stocks that may underperform.

 . The Fund could suffer losses on its derivative positions if they are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

The risks associated with the Fund's Merger Arbitrage Assets include the risks that:

 . The volume of transactions in the mergers and acquisitions marketplace becomes insufficient to meet the Fund's goal.

 . Acquisition transactions are renegotiated, terminated or delayed.

In addition to these risks, the Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.

WHO SHOULD CONSIDER INVESTING IN THE FUND

Quantitative Equity Fund--Institutional Class requires a minimum investment of $250,000. You should consider investing in the Fund if you are seeking long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept greater short-term fluctuations in the value of your investment than you would typically experience by investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you seek regular income or if you cannot tolerate fluctuations in the value of your investments.

The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

                   Overview of the Quantitative Equity Fund--Institutional Class


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for a full calendar year since the Fund began selling shares on December 31, 1999, its inception date. The table compares the Fund's average annual return with the S&P 500 Index over the last calendar year and since the Fund's inception. The S&P 500 Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's performance results.

Year-by-Year Returns
(each full calendar year since inception)

                                   [GRAPH]
                             2000           -4.50%

During the period shown in the bar chart, the Fund's highest return in any calendar quarter was 2.89% (first quarter 2000) and its lowest quarterly return was -5.59% (fourth quarter 2000). Past performance offers no indication of how the Fund will perform in the future.

 Performance for Periods Ended December 31, 2000

                         Average Annual Returns
                                Since Inception
                     1 Year (December 31, 1999)
  Quantitative
  Equity Fund--
  Institutional
  Class             (4.50)%             (4.50)%
 ----------------------------------------------
  S&P 500 Index     (9.10)%             (9.10)%
 ----------------------------------------------

--------------------------------------------------------------------------------

Overview of the Quantitative Equity Fund--Institutional Class


ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund's Institutional Class. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's estimated expenses with other funds/1/. Your actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the Quantitative Equity Portfolio, the master portfolio into which the Fund invests all of its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure' section of this prospectus.

/2/ The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2000, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

/3/ For the first year, the expense example takes into account fee waivers and reimbursements.


 Annual Fees and Expenses/1/

                          Percentage of Average
                            Daily Net Assets/1/
  Management Fees                         0.50%
 --------------------------------------------------
  Distribution and
   Service (12b-1) Fees                    None
 --------------------------------------------------
  Other Fund Operating
   Expenses                               3.48%
 --------------------------------------------------
  Total Fund Operating
   Expense                                3.98%
 --------------------------------------------------
  Less: Fee Waivers or
   Expense Reimbursement                 (3.23%)/2/
 --------------------------------------------------
  Net Expenses                            0.75%
 --------------------------------------------------


 Expense Example/3/

                                                               5
     1 Year                3 Years                           Years                            10 Years
      $77                   $915                             $1,770                            $3,987
 ----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Quantitative Equity Fund--Institutional Class

OBJECTIVE

The Fund seeks a total return greater than that of the S&P 500 Index. The Fund invests for long-term capital appreciation, not income; any dividend and interest income is secondary to the pursuit of its goal. There is no guarantee the Fund will realize its goal.

STRATEGY

The Fund is designed to provide investors with access to a quantitatively managed portfolio that seeks to provide superior investment returns relative to those that could be achieved from the general US equity market as measured by the S&P 500 Index.

The Fund invests in derivative instruments or common stocks of companies which comprise the S&P 500 Index in order to replicate as closely as possible, with respect to this portion of the Fund's assets, the total return of the S&P 500 Index.

To pursue its goal of exceeding the return of the S&P 500 Index, the Fund also invests in the stocks of acquisition targets in publicly announced transactions. The selection of investments is based on quantitative models that are proprietary to the investment adviser.

PRINCIPAL INVESTMENTS

The Fund invests in derivative instruments, such as futures contracts on the S&P 500 Index and options. The Fund also invests in shares of US companies that are targets of publicly announced acquisitions.

INVESTMENT PROCESS

S&P 500 Index Assets. A portion of the Fund's investments is designed to provide a return that matches the return of the S&P 500 Index. These investments include one or more of the following: derivative instruments, including futures contracts on the S&P 500 Index, options on common stocks, options on futures; Standard & Poor's Depositary Receipts; and shares of S&P
500 Index mutual funds. We may also purchase certain stocks included in the S&P 500 Index. Through these
--------------------------------------------------------------------------------

Futures contracts and options are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.

Portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. High turnover can increase a Fund's transaction costs, thereby lowering its returns. It may also increase your tax liability.


investments, we maintain full or near full exposure to the broad equity market. Historically, the Fund has had a high portfolio turnover rate.

Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond), asset or index.

Merger Arbitrage Assets. Another portion of the Fund's investments is designed to provide additional total return. This portion invests in the common stocks of companies that are the targets of publicly announced acquisitions. The selection of these investments is based on a proprietary quantitative model that provides a disciplined approach to both the timing and quantity of shares purchased. In general, the selection of investments will also be limited by the following criteria:

 . An announced acquisition that is selected based on specific, unambiguous events.

 . An acquisition price that is structured to include at least 50% cash.

 . An acquisition target with a minimum market capitalization of $500 million.

Merger arbitrage is a specialized investment approach designed to profit from the successful completion of proposed mergers, acquisitions and other types of corporate reorganizations. It seeks to capture the difference between the price of an acquisition target's shares after a bid is announced and the ultimate takeover payout amount.

Reserve Assets. The Fund will also invest a portion of its assets in money market instruments and money market funds as a reserve for changes in allocation among the Fund's equity investments and to cover its derivative positions.

PRIOR PERFORMANCE OF A SIMILAR PORTFOLIO

The information provided here presents the performance of the Pyramid Quantitative Merger Arbitrage Fund ("QMA'), an unregistered commingled fund managed by the investment adviser since December 31, 1989. Our decision to establish QMA was supported by the results of a back test of the investment strategy over the 1984-89 period. In managing the Fund, we employ substantially the same investment objectives, policies and strategies that we employ in managing QMA. However, in managing the Fund, we are subject to certain rules
--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Institutional Class

(e.g., limits on the percentage of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders) that do not apply to QMA. In addition, the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will likely cause the Fund to experience cash flows different from those of QMA. Moreover, the way of calculating the performance of QMA, which values its assets at the end of each month, differs from the method employed by mutual funds, which, among other things, value their assets on a daily basis. All of these factors may affect the performance of the Fund and cause it to differ from that of QMA. Certain of these factors may adversely affect the Fund's performance.

QMA is available only to institutional investors, including other commingled funds we manage. Management fees and expenses incurred in the operation of QMA are paid directly by its investors rather than by QMA. Accordingly, the performance results for QMA have been adjusted to reflect an overall expense ratio of 0.75%, which is the same as that expected to be borne by the Fund. Returns of the adjusted QMA are compared to the S&P 500 Index. Unlike QMA returns, those of the S&P 500 Index do not reflect fees and expenses. Both the returns of QMA and the S&P 500 Index reflect the reinvestment of dividends and distributions.


  Year
  Ended                    S&P 500
  December     QMA Returns   Index
  31,        (net of Fees) Returns Difference
  1990              5.98%  (3.10)%     9.08%
 --------------------------------------------
  1991             29.49%  30.40%     (0.91)%
 --------------------------------------------
  1992              7.58%   7.61%     (0.03)%
 --------------------------------------------
  1993             11.03%  10.04%      0.99%
 --------------------------------------------
  1994              1.09%   1.32%     (0.23)%
 --------------------------------------------
  1995             39.58%  37.54%      2.04%
 --------------------------------------------
  1996             24.79%  22.94%      1.85%
 --------------------------------------------
  1997             36.18%  33.35%      2.83%
 --------------------------------------------
  1998             35.89%  28.58%      7.31%
 --------------------------------------------
  1999             31.43%  21.04%     10.39%
 --------------------------------------------
  2000             (4.36)% (9.10)%     4.74%
 --------------------------------------------


 Performance for Periods Ended December 31, 2000

                                         Average Annual Returns
                                 5              Since Inception
                     1 Year  Years 10 Years (December 31, 1989)
  QMA Returns with
   Fees             (4.36)% 23.76%   20.98%              17.09%
 --------------------------------------------------------------
  S&P 500 Index
   Returns          (9.10)% 18.33%   17.07%              13.75%
 --------------------------------------------------------------
  Difference         4.74 %  5.43%    3.91%               3.34%
 --------------------------------------------------------------

The performance data represent the prior performance of QMA, not the prior performance of the Fund, and should not be considered an indication of future performance of the Fund.

In the 124 rolling 12-month periods from December 31, 1989 to March 31, 2001, QMA, net of a 0.75% expense ratio, had a positive total return in 119 of the 124 periods and outperformed the S&P 500 Index in 95 of the 124 periods (78% of the time).

--------------------------------------------------------------------------------

       A Detailed Look at the Quantitative Equity Fund--Institutional Class

The next table shows performance statistics of QMA, net of a 0.75% expense ratio, relative to the S&P 500 Index. The statistics are based on the 124 rolling 12-month periods from December 31, 1989 to March 31, 2001, and illustrates the frequency with which QMA outperformed the Index.


  Amount by which
  return
  of QMA, after                Percent
  fees, exceeded                    of
  return of S&P         Number   Total
  500 Index/1/      of Periods Periods
  100 basis points          82     66%
 -------------------------------------
  50 basis points           88     71%
 -------------------------------------
  25 basis points           92     74%
 -------------------------------------

 /1/ One basis point equals 1/100th of 1 percent (0.01%).

RISKS

Below we set forth some of the prominent risks associated with investing in the Fund, as well as investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their markets, deteriorating market conditions might cause an overall weakness in the stock prices of an entire market. Because part of the Fund's strategy is to produce returns that closely track those of the S&P 500 Index, we expect the value of the Fund's shares to rise and fall with the broad equity market. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

Tracking Error Risk. There are several reasons that the Fund's S&P 500 Index Assets may not track the S&P 500 Index exactly:

 . Unlike an index, the Fund incurs administrative expenses and transaction costs in trading stocks.

 . The composition of the S&P 500 Index and the stocks or other securities held by the Fund may occasionally diverge.

 . The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested' S&P 500 Index.

Futures and Options Risk. The Fund invests in stock index futures or options, which are types of derivatives. The Fund invests in derivatives to keep cash on hand to invest in stocks of acquisition targets as well as to meet other obligations of the Fund.

Because the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the initial margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

Exposure Risk. Certain investment techniques increase a fund's exposure to a security, index or its investment portfolio. Exposure is the fund's maximum potential gain or loss from an investment. Certain investments designed to replicate the S&P 500 Index returns (such as options and futures) may have the effect of magnifying declines as well as increases in a fund's net asset value.

Derivative Instruments Risk. The use of derivatives requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. Risks associated with derivatives include:

 . the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

 . the risk that the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

 . the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Regulatory Risk. Positions in futures and options will be entered into only to the extent they constitute permissible positions for a fund not regulated as a commodity pool, according to applicable rules of the Commodity Futures Trading Commission. At times, the Fund may be constrained in its ability to close positions on futures, options on futures or other derivatives when it would be most advantageous to do so. These regulatory constraints may have an adverse effect on fund management or performance.

Merger Arbitrage Risk. The Fund's strategy relies on sufficient volume of activity within the mergers and acquisitions marketplace. The mergers and acquisitions marketplace can produce unforeseeable results. Merger and acquisition transactions may be renegotiated, terminated or delayed due to, for example, disagreements among the parties, lack of financing, failure to secure regulatory approvals, fluctuations in
--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Institutional Class

the market or third party action. In the event these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than anticipated. The length of time that the Fund's assets must be committed to any given transaction will affect the rate of return realized by the Fund.

Non-Diversification Risk. The Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than diversified funds, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.

Secondary Risks

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their fair value under procedures adopted by the Board of Trustees. This procedure implies an unavoidable risk that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc. (`DeAM, Inc.') and Deutsche Asset Management Investment Services Limited.

Board of Trustees. A Board of Trustees supervises all the Fund's activities on behalf of the Fund's shareholders.

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, NY 10006, acts as the investment adviser for the Fund. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. On April 30, 2001, the investment adviser to the Fund changed to DeAM, Inc. from Bankers Trust Company (`Bankers Trust'), an affiliate of DeAM, Inc. The investment adviser received a fee of 0.50% of the Fund's average daily net assets for its services in the last fiscal year.


DeAM, Inc. managed approximately $16 billion in assets, as of December 31, 2000.

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolio:

Eric Lobbin

 . Managing Director of the investment adviser and portfolio manager for the master portfolio.

 . Joined the investment adviser in 1981 and the master portfolio in 2000.

 . Over 20 years of financial industry experience.

 . Bachelor's degree in engineering from Princeton University and MBA from New
  York University.

 . Former President of the Society of Quantitative Analysts.

Manish Keshive

 . Director of the investment adviser and portfolio manager for the master portfolio.

 . Joined the investment adviser in 1996 and the master portfolio in 1999.

 . Analyst and Trader for the master portfolio since inception.

 . Bachelor's degree in Technology, Indian Institute of Technology in 1993,
  M.S., Massachusetts Institute of Technology in 1995.

Other Services. Bankers Trust provides administrative services for the Fund. In addition, Investment Company Capital Corp., (`ICCC') also an affiliate of DeAM, Inc.--or your service agent--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.
--------------------------------------------------------------------------------

                A Detailed Look at Quantitative Equity Fund--Institutional Class

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for the ICCC services not otherwise included in their subdistribution or servicing agreement, such as cash management or special trust or retirement investment reporting.

Organizational Structure. The Fund is a "feeder fund' that invests all of its assets in a "master portfolio,' the Quantitative Equity Portfolio. The Fund and its master portfolio have the same goal. The master portfolio is advised by DeAM, Inc.

The master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the "net asset value' or "NAV') in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the New York Stock Exchange is open for business.

The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotes for a particular security are not readily available, we determine their value by the method that most accurately reflects their fair value under procedures adopted by the Board of Trustees.
You can find the Fund's daily share price in the mutual fund listings of most major newspapers.
--------------------------------------------------------------------------------

The New York Stock Exchange is open every week Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

PERFORMANCE INFORMATION

The Fund's performance information can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in a Fund close to the time that the Fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

TAX CONSIDERATIONS

The Fund does not ordinarily pay any US federal income tax. If you are a taxable shareholder, you and other shareholders pay taxes on the income or capital gains earned and distributed by the Fund. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually have the following tax character:

  Transaction          Tax Status

  Income dividends     Ordinary income
 ---------------------------------------
  Short-term capital   Ordinary income
  gains distributions
 ---------------------------------------
  Long-term capital    Long-term capital
  gains distributions  gains
 ---------------------------------------

Every year the Fund will send you information on the distributions for the previous year. In addition, the sale (including a redemption or exchange) of Fund shares is a taxable transaction for you.
--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Institutional Class


  Transaction          Tax Status
  Your sale of shares  Generally, long-term
  owned more than one  capital gains or
  year                 losses
 -------------------------------------------
  Your sale of shares  Generally short-term
  owned for one year   capital gains or
  or less              losses; losses sub-
                       ject to special rules
 -------------------------------------------

You must provide your social security number or other taxpayer identification number to your Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the Fund will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds and any other payments to you.

The tax considerations for tax-deferred accounts or non-taxable entities will be different.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

BUYING AND SELLING INSTITUTIONAL CLASS SHARES

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution.)

 . An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.


 . A client of the private banking division of Deutsche Bank AG.

 . A Director or Trustee of any mutual fund advised or administered by Deutsche
  Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 . Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
  Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 . Defined contribution plans with assets of at least $50 million.

 . Clients of the private banking division of Deutsche Bank AG.

 . A Director or Trustee of any mutual fund advised or administered by Deutsche
  Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.


How to contact the Deutsche Asset Management Service Center

By Phone           1-800-730-1313
By Mail            Deutsche Asset Management
                   Service Center
                   P.O. Box 219210
                   Kansas City, MO 64121-9210
By Overnight Mail  Deutsche Asset Management
                   Service Center
                   210 West 10th Street, 8th floor
                   Kansas City, MO 64105-1716


Our representatives are available to assist you personally Monday through Friday, 8:30 a.m. to 7:00 p.m., Eastern time each day the New York Stock Exchange is open for business. You can reach the Deutsche Asset Management Service Center's automated assistance line 24 hours a day, 7 days a week.
--------------------------------------------------------------------------------

       A Detailed Look at the Quantitative Equity Fund--Institutional Class


How to Open Your Fund Account

By Mail:  Complete and sign the account
          application that accompanies this
          prospectus. (You may obtain
          additional applications by calling
          the Deutsche Asset Management
          Service Center.) Mail the
          completed application along with a
          check payable to the Quantitative
          Equity Fund--Institutional Class
          (1723) to the Deutsche Asset
          Management Service Center. The
          addresses are shown under "How to
          contact the Deutsche Asset
          Management Service Center.'
By Wire:  Call the Deutsche Asset Management
          Service Center to set up a wire
          account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Fund, to the Deutsche Asset Management Service Center. The addresses are shown in this section under "How to contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept cash, starter checks or third-party checks. If you are investing in more than one fund, make your check payable to "Deutsche Asset Management Funds,' and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.

Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.

WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Deutsche Asset Management Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time the next business day.

Routing No.:  021001033
Attn:         Deutsche Asset
              Management/Mutual Funds
DDA No.:      00-226-296
FBO:          (Account name)
              (Account number)
Credit:       Quantitative Equity Fund--
              Institutional Class (1723)

Refer to your account statement for the account name and number.

Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. We must receive your order by 4:00 p.m. Eastern time to wire your account the next business day.

Important Information about Buying and Selling shares.

 . You may buy and sell shares of a fund through authorized service agents as well as directly from us. The same terms and conditions apply. Specifically, once you place your order with a service agent, it is considered received by the Fund. It is then your service agent's responsibility to transmit the order to the Fund by the next business day. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.

 . You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time the next business day, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agent have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.
--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Institutional Class


 . After we or your service agent receives your order, we buy or sell your shares at the next price calculated on a day the New York Stock Exchange is open for business.

 . We accept payment for shares only in US dollars by check, bank or Federal
  Funds wire transfer. Please note that we cannot accept cash, starter checks or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

 . We process all sales orders free of charge.

 . Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but always within seven days.

 . We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements.

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.

 . We remit proceeds from the sale of shares in US dollars (unless the redemption is so large that it is made "in-kind').

 . We do not issue share certificates.

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

 . You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. On New York Stock Exchange holidays or on days when the exchange closes early, the Service Center will adjust its hours accordingly. If you are unable to reach the Service Center by telephone, you should make your request by mail.

 . We reserve the right to reject purchases of Fund shares (including exchanges) for any reason.

 . Your purchase order may not be accepted if the sale of Fund shares has been suspended or if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination the Fund may consider orders you have placed individually as well as orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your dealer. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of your investment and your background and the background of any other investors or dealers involved.

 . We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

 . Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you a report every six months on your fund's overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares of another Deutsche Asset Management mutual fund up to four times a calendar year. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may order exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Deutsche Asset Management Service Center or your service agent.

Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone, if your account has the exchange by phone feature, or by letter.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

 . Your exchange must meet the minimum investment amount for the class of shares being purchased.
--------------------------------------------------------------------------------

       A Detailed Look at the Quantitative Equity Fund--Institutional Class


The table below provides a picture of the Fund's Institutional Class financial performance since inception. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 Financial Highlights

                                                        For the Year Ended
                                                      December 31, 2000/1/
  Per share operating performance:
  Net asset value, beginning of year                                $12.12
 -----------------------------------------------------------------------------
  Income from investment operations
  Net investment income                                               0.34/2/
 -----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
   investment and futures transactions                               (0.88)
 -----------------------------------------------------------------------------
  Total from investment operations                                   (0.54)
 -----------------------------------------------------------------------------
  Distributions to shareholders
  Net investment income                                              (0.07)
 -----------------------------------------------------------------------------
  Net realized gains from investment and futures
   transactions                                                      (0.49)
 -----------------------------------------------------------------------------
  Total distributions                                                (0.56)
 -----------------------------------------------------------------------------
  Net asset value, end of period                                    $11.02
 -----------------------------------------------------------------------------
  Total investment return                                            (4.50)%
 -----------------------------------------------------------------------------
  Supplemental data and ratios:
  Net assets, end of period (000s omitted)                            $610
 -----------------------------------------------------------------------------
  Ratios to average net assets:
  Net investment income                                               2.83%
 -----------------------------------------------------------------------------
  Expenses after waivers, including expenses of the
   Quantitative Equity Portfolio                                      0.75%
 -----------------------------------------------------------------------------
  Expenses before waivers, including expenses of the
   Quantitative Equity Portfolio                                      3.98%
 -----------------------------------------------------------------------------
  Portfolio turnover rate                                              451%/3/
 -----------------------------------------------------------------------------


 /1/ Commencement of operations was December 31, 1999.
 /2/ Annualized.

 /3/ The portfolio turnover rate is for the master portfolio into which the
 Fund invests all of its assets.
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2001, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                              Deutsche Asset Management Service Center
                              P.O. Box 219210
                              Kansas City, MO 64121-9210
or call our toll-free number:1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.


Quantitative Equity Fund--Institutional Class                   CUSIP
BT Investment Funds                                             #055922645

                                                                1723PRO
                                                                (04/01)

Distributed by:
ICC Distributors, Inc.                                          811-4760

Deutsche Asset Management logo

Mutual Fund
Prospectus

April 30, 2001
Investment Class
Quantitative Equity Fund

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

A Member of the Deutsche Bank Group logo

Overview
--------------------------------------------------------------------------------

of the Quantitative Equity Fund--Investment Class

Goal: The Fund seeks a total return greater than that of the S&P 500 Index. Core Strategy: The Fund follows an integrated strategy that utilizes derivative instruments and stocks of the S&P 500 Index along with the stocks of acquisition targets.

INVESTMENT POLICIES AND STRATEGIES
The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve its goal, to match the total return of the S&P 500 Index, by investing in derivative instruments or common stocks of companies in the S&P 500 (we refer to this portion of the Fund's assets as the "S&P 500 Index Assets'). Additionally, the Fund seeks to exceed the returns of the S&P 500 Index by investing in the stocks of acquisition targets in publicly announced transactions (we refer to this portion of the Fund's assets as the "Merger Arbitrage Assets'). The investment adviser uses proprietary quantitative models to select securities for the Fund's Merger Arbitrage Assets.
--------------------------------------------------------------------------------

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

Quantitative Equity Fund--Investment Class

Overview of the Quantitative Equity Fund

Goal........................................................................   3
Core Strategy...............................................................   3
Investment Policies and Strategies..........................................   3
Principal Risks of Investing in the Fund....................................   4
Who Should Consider Investing in the Fund...................................   4
Total Returns, After Fees and Expenses......................................   5
Annual Fund Operating Expenses..............................................   6


A Detailed Look at the Quantitative Equity Fund

Objective...................................................................   7
Strategy....................................................................   7
Principal Investments.......................................................   7
Investment Process..........................................................   7
Prior Performance of a Similar Portfolio....................................   7
Risks.......................................................................   9


Management of the Fund......................................................  10
Calculating the Fund's Share Price..........................................  11
Performance Information.....................................................  11
Dividends and Distributions.................................................  11
Tax Considerations..........................................................  11
Buying and Selling Fund Shares..............................................  12
Financial Highlights........................................................  14

--------------------------------------------------------------------------------

Overview of the Quantitative Equity Fund--Investment Class

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. The risks associated with the Fund's S&P 500 Index Assets include the risks that:

 . Stocks could decline generally or could underperform other investments.

 . Returns on large US companies' stocks could trail the returns from stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.

 . The Fund may not be able to mirror the S&P 500 Index closely enough to track its performance for a number of reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund and the investment adviser's selection of stocks that may underperform.

 . The Fund could suffer losses on its derivative positions if they are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

The risks associated with the Fund's Merger Arbitrage Assets include the risks that:

 . The volume of transactions in the mergers and acquisitions marketplace becomes insufficient to meet the Fund's goal.

 . Acquisition transactions are renegotiated, terminated or delayed.

In addition to these risks, the Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.
WHO SHOULD CONSIDER INVESTING
IN THE FUND

You should consider investing in the Fund if you are seeking long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept greater short-term fluctuations in the value of your investment than you would typically experience by investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you seek regular income or if you cannot tolerate fluctuations in the value of your investments.

The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

                 Overview of the Quantitative Equity Fund--Investment Class

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for a full calendar year since the Fund began selling shares on March 31, 1999, its inception date. The table compares the Fund's average annual return with the S&P 500 Index over the last calendar year and since the Fund's inception. The S&P 500 Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's performance results.

Year-by-Year Returns
(each full calendar year since inception)
                       [GRAPH APPEARS HERE]
                       2000          -4.67%
During the period shown in the bar chart, the Fund's highest return in any calendar quarter was 2.97% (first quarter 2000) and its lowest quarter was -5.59% (fourth quarter 2000). Past performance offers no indication of how the Fund will perform in the future.

 Performance for Periods Ended December 31, 2000

                         Average Annual Returns
                                Since Inception
                        1 Year (March 31, 1999)
  Quantitative Equity
   Fund--
   Investment Class    (4.67)%      10.00%
 ----------------------------------------------
  S&P 500 Index        (9.10)%       2.71%
 ----------------------------------------------

--------------------------------------------------------------------------------

Overview of the Quantitative Equity Fund--Investment Class

ANNUAL FUND OPERATING EXPENSES
(expenses paid from Fund assets)

The Annual Fees and Expenses table to the right describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund's Investment Class. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds./1/ Your actual costs may be higher or lower.
--------------------------------------------------------------------------------

/1/ Information on the annual operating expenses reflects the expenses of both the Fund and the Quantitative Equity Portfolio, the master portfolio into which the Fund invests all of its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the "Organizational Structure' section of this prospectus

/2/ The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2000, to waive their fees and reimburse expenses so that total expenses will not exceed 0.90%.

/3/ For the first year, the expense example takes into account fee waivers and reimbursements.

 Annual Fees and Expenses/1/

                           Percentage of Average
                                Daily Net Assets


  Management Fees                          0.50%
 ---------------------------------------------------
  Distribution and
   Service (12b-1) Fees                     None
 ---------------------------------------------------
  Other Fund Operating
   Expenses                                3.64%
 ---------------------------------------------------
  Total Fund Operating
   Expenses                                4.14%
 ---------------------------------------------------
  Less: Fee Waiver or
   Expense Reimbursement                  (3.24%)/2/
 ---------------------------------------------------
  Net Expenses                             0.90%
 ---------------------------------------------------


 Expense Example/3/

     1 Year                2 Years                           3 Years                           4 Years

      $92                   $961                             $1,846                            $4,124
 ---------------------------------------------------------------

--------------------------------------------------------------------------------

A detailed look
--------------------------------------------------------------------------------
at the Quantitative Equity Fund--Investment Class


OBJECTIVE

The Fund seeks a total return greater than that of the S&P 500 Index. The Fund invests for long-term capital appreciation, not income; any dividend and interest income is secondary to the pursuit of its goal. There is no guarantee the Fund will realize its goal.

STRATEGY

The Fund is designed to provide investors with access to a quantitatively managed portfolio that seeks to provide superior investment returns relative to those that could be achieved from the general US equity market as measured by the S&P 500 Index.

The Fund invests in derivative instruments or common stocks of companies in the S&P 500 Index in order to replicate as closely as possible, with respect to this portion of the Fund's assets, the total return of the S&P 500 Index.

To pursue its goal of exceeding the return of the S&P 500 Index, the Fund also invests in the stocks of acquisition targets in publicly announced transactions. The selection of investments is based on quantitative models that are proprietary to the investment adviser.

PRINCIPAL INVESTMENTS

The Fund invests in derivative instruments, such as futures contracts on the S&P 500 Index and options. The Fund also invests in shares of U.S. companies that are targets of publicly announced acquisitions.

INVESTMENT PROCESS

S&P 500 Index Assets. A portion of the Fund's investments is designed to provide a return that matches the return of the S&P 500 Index. These investments include one or more of the following: derivative instruments, including futures contracts on the S&P 500 Index, options on common stocks, options on futures; Standard & Poor's Depositary Receipts; and shares of
--------------------------------------------------------------------------------

Futures contracts and options are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.

Portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities within a given period. High turnover can increase a Fund's transaction cost thereby lowering its returns. It may also increase your tax liability.
S&P 500 Index mutual funds. We may also purchase certain stocks included in the S&P 500 Index. Through these investments, we maintain full or near full exposure to the broad equity market. Historically, the Fund has had a high portfolio turnover rate.

Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond), asset or index.

Merger Arbitrage Assets. Another portion of the Fund's investments is designed to provide additional total return. This portion invests in the common stocks of companies that are the targets of publicly announced acquisitions. The selection of these investments is based on a proprietary quantitative model that provides a disciplined approach to both the timing and quantity of shares purchased. In general, the selection of investments will also be limited by the following criteria:

 . An announced acquisition that is selected based on specific, unambiguous events.

 . An acquisition price that is structured to include at least 50% cash.

 . An acquisition target with a minimum market capitalization of $500 million.

Merger arbitrage is a specialized investment approach designed to profit from the successful completion of proposed mergers, acquisitions and other types of corporate reorganizations. It seeks to capture the difference between the price of an acquisition target's shares after a bid is announced and the ultimate takeover payout amount.

Reserve Assets. The Fund will also invest a portion of its assets in money market instruments and money market funds as a reserve for changes in allocation among the Fund's equity investments and to cover its derivative positions.

PRIOR PERFORMANCE OF A SIMILAR PORTFOLIO

The information provided here presents the performance of the Pyramid Quantitative Merger Arbitrage Fund ("QMA'), an unregistered commingled fund managed by the investment adviser since December 31, 1989. Our decision to establish QMA was supported by the results of a back test of the investment strategy over the 1984-89 period. In managing the
--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Investment Class

Fund, we employ substantially the same investment objectives, policies and strategies that we employed in managing QMA. However, in managing the Fund, we are subject to certain rules (e.g., limits on the percentage of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders) that did not apply to QMA. In addition, the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will likely cause the Fund to experience cash flows different from those of QMA. Moreover, the way of calculating the performance of QMA, which values its assets at the end of each month, differs from the method employed by mutual funds, which, among other things, value their assets on a daily basis. All of these factors may affect the performance of the Fund and cause it to differ from that of QMA. Certain of these factors may adversely affect the Fund's performance.

QMA is available only to institutional investors, including other commingled funds we manage. Management fees and expenses incurred in the operation of QMA are paid directly by its investors rather than by QMA. Accordingly, the performance results for QMA have been adjusted to reflect an overall expense ratio of 0.90%, which is the same as that expected to be borne by the Fund. Returns of QMA are compared to the S&P 500 Index. Unlike the adjusted QMA returns, those of the S&P 500 Index do not reflect fees and expenses. Both the returns of QMA and the S&P 500 Index reflect the reinvestment of dividends and distributions.


  Year
  Ended            QMA S&P 500
  December     Returns   Index
  31,        with Fees Returns Difference
  1990          5.82%  (3.10)%     8.92%
 ----------------------------------------
  1991         29.30%  30.40%     (1.10)%
 ----------------------------------------
  1992          7.42%   7.61%     (0.19)%
 ----------------------------------------
  1993         10.87%  10.04%      0.83%
 ----------------------------------------
  1994          0.94%   1.32%     (0.38)%
 ----------------------------------------
  1995         39.38%  37.54%      1.84%
 ----------------------------------------
  1996         24.61%  22.94%      1.67%
 ----------------------------------------
  1997         35.98%  33.35%      2.63%
 ----------------------------------------
  1998         35.69%  28.58%      7.11%
 ----------------------------------------
  1999         31.24%  21.04%     10.20%
 ----------------------------------------
  2000         (4.50)% (9.10)%     4.60%
 ----------------------------------------


 Performance for Periods Ended December 31, 2000

                                         Average Annual Returns
                                 5              Since inception
                     1 Year  Years 10 Years (December 31, 1989)
  QMA Returns with
   Fees             (4.50)% 23.58%   20.10%              16.92%
 --------------------------------------------------------------
  S&P 500 Index
   Returns          (9.10)% 18.33%   17.45%               5.25%
 --------------------------------------------------------------
  Difference         4.60 %  5.25%    2.65%               3.17%
 --------------------------------------------------------------

The performance data represents the prior performance of QMA, not the prior performance of the Fund, and should not be considered an indication of future performance of the Fund.

In the 124 rolling 12-month periods from December 31, 1989 to March 31, 2001, QMA, net of a 0.90% expense ratio, had a positive total return in 119 of the
124 periods and outperformed the S&P 500 Index in 93 of the 124 periods (75% of the time).
--------------------------------------------------------------------------------

               A Detailed Look at the Quantitative Equity Fund--Investment Class

The next table shows performance statistics of QMA, net of a 0.90% expense ratio, relative to the S&P 500 Index. The statistics are based on the 124 rolling 12-month periods from December 31, 1989 to March 31, 2001, and illustrates the frequency with which QMA outperformed the S&P 500 Index.


  Amount by which
  return
  of QMA, after                Percent
  fees, exceeded                    of
  return of S&P         Number   Total
  500 Index/1/      of Periods Periods
  100 basis points          76     61%
 -------------------------------------
  50 basis points           86     70%
 -------------------------------------
  25 basis points           89     72%
 -------------------------------------

 /1/ One basis point equals 1/100th of 1 percent (0.01%).

RISKS

Below we set forth some of the prominent risks associated with investing in the Fund, as well as investing in general. Although we attempt to assess the likelihood that these risks may actually occur and to limit them, we make no guarantee that we will succeed.

Primary Risks

Market Risk. Although individual stocks can outperform their markets, deteriorating market conditions might cause an overall weakness in the stock prices of an entire market. Because part of the Fund's strategy is to produce returns that closely track those of the S&P 500 Index, we expect the value of the Fund's shares to rise and fall with the broad equity market. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

Tracking Error Risk. There are several reasons that the Fund's S&P 500 Index Assets may not track the S&P 500 Index exactly:

 . Unlike an index, the Fund incurs administrative expenses and transaction costs in trading stocks.

 . The composition of the S&P 500 Index and the stocks or other securities held by the Fund may occasionally diverge.

 . The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the "fully invested' S&P 500 Index.

Futures and Options Risk. The Fund invests in stock index futures or options, which are types of derivatives. The Fund invests in derivatives to keep cash on hand to invest in stocks of acquisition targets as well as to meet other obligations of the Fund.

Because the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the initial margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.

Exposure Risk. Certain investment techniques increase a fund's exposure to a security, index or its investment portfolio. Exposure is the fund's maximum potential gain or loss from an investment. Certain investments designed to replicate the S&P 500 Index returns (such as options and futures) may have the effect of magnifying declines as well as increases in a fund's net asset value.

Derivative Instruments Risk. The use of derivatives requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. Risks associated with derivatives include:

 . the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

 . the risk that the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

 . the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Regulatory Risk. Positions in futures and options will be entered into only to the extent they constitute permissible positions for a fund not regulated as a commodity pool, according to applicable rules of the Commodity Futures Trading Commission. At times, the Fund may be constrained in its ability to close positions on futures, options on futures or other derivatives when it would be most advantageous to do so. These regulatory constraints may have an adverse effect on fund management or performance.

Merger Arbitrage Risk. The Fund's strategy relies on sufficient volume of activity within the mergers and acquisitions marketplace. The mergers and acquisitions marketplace can produce unforeseeable results. Merger and acquisition transactions may be renegotiated, terminated or delayed due to, for example, disagreements among the parties, lack of financing, failure to secure regulatory approvals, fluctuations in
--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Investment Class

the market or third party action. In the event these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than anticipated. The length of time that the Fund's assets must be committed to any given transaction will affect the rate of return realized by the Fund.

Non-Diversification Risk. The Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than diversified funds, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.

Secondary Risks

Pricing Risk. When price quotations for securities are not readily available, we determine their value by the method that most accurately reflects their fair value under procedures adopted by the Board of Trustees. This procedure implies an unavoidable risk, that our prices are higher or lower than the prices that the securities might actually command if we sold them. If we have valued the securities too highly, you may end up paying too much for Fund shares when you buy. If we underestimate their price, you may not receive the full market value for your Fund shares when you sell.

MANAGEMENT OF THE FUND

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc. ("DeAM, Inc.') and Deutsche Asset Management Investment Services Limited.

Board of Trustees. A Board of Trustees supervises all the Fund's activities on behalf of the Fund's shareholders.

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, NY 10006, acts as the investment adviser for the Fund. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. On April 30, 2001, the investment adviser to the Fund changed to DeAM, Inc. from Bankers Trust Company ("Bankers Trust'), an affiliate of DeAM, Inc. The investment adviser received a fee of 0.50% of the Fund's average daily net assets for its services in the last fiscal year.

DeAM, Inc. managed approximately $16 billion in assets as of December 31, 2000.


Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolio:

Eric T. Lobben

 . Managing Director of the investment adviser and portfolio manager for the master portfolio.

 . Joined the investment adviser in 1981 and the master portfolio in 2000.

 . Over 20 years of financial industry experience.

 . Bachelor's degree in engineering from Princeton University and MBA from New
  York University.

 . Former President of the Society of Quantitative Analysts.

Manish Keshive

 . Director of the investment adviser and portfolio manager for the master portfolio.

 . Joined the investment adviser in 1996 and the master portfolio in 1999.

 . Analyst and Trader for the master portfolio since inception.

 . Bachelor's degree in Technology, Indian Institute of Technology in 1993,
  M.S., Massachusetts Institute of Technology in 1995.

Other Services. Bankers Trust provides administrative functions for the Fund. In addition, your service agent--performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:

 . keeping accurate, up-to-date records for your individual Fund account;

 . implementing any changes you wish to make in your account information;

 . processing your requests for cash dividends and distributions from the Fund;

 . answering your questions on the Fund's investment performance or administration;

 . sending proxy reports and updated prospectus information to you; and

 . collecting your executed proxies.

Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with
Investment Company Capital Corp. ("ICCC'), an affiliate of DeAM, Inc. Service agents may charge additional fees to investors for the ICCC services not otherwise included in their subdistribution or servicing agreement, such
--------------------------------------------------------------------------------

               A Detailed Look at the Quantitative Equity Fund--Investment Class

as cash management or special trust or retirement investment reporting.

Organizational Structure. The Fund is a "feeder fund' that invests all of its assets in a "master portfolio,' the Quantitative Equity Portfolio. The Fund and its master portfolio have the same goal. The master portfolio is advised by DeAM, Inc.

The master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment adviser, invest in a different master portfolio or take other action.

CALCULATING THE FUND'S SHARE PRICE

We calculate the daily price of the Fund's shares (also known as the "net asset value' or "NAV') in accordance with the standard formula for valuing mutual fund shares at the close of regular trading on the New York Stock Exchange every day the New York Stock Exchange is open for business.

The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of shares outstanding.

We value the securities in the Fund at their stated market value if price quotations are available. When price quotes for a particular security are not readily available, we determine their value by the method that most accurately reflects their fair value under procedures adopted by the Board of Trustees. You can find the Fund's daily share price in the mutual fund listings of most major newspapers.

PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or
--------------------------------------------------------------------------------

The New York Stock Exchange is open every week Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.
other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in a Fund close to the time that the Fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

TAX CONSIDERATIONS

The Fund does not ordinarily pay any US federal income tax. If you are a taxable shareholder, you and other shareholders pay taxes on the income or capital gains earned and distributed by the Fund. Your taxes will vary from year to year, based on the amount of capital gains distributions and dividends paid out by the Fund. You owe taxes whether you receive cash or choose to have distributions and dividends reinvested. Distributions and dividends usually have the following tax character.

  Transaction         Tax Status
  Income dividends    Ordinary income
 --------------------------------------------
  Short-term capital  Ordinary income
  gains
  distributions
 --------------------------------------------
  Long-term capital   Long-term capital gains
  gains
  distributions
 --------------------------------------------

Every year the Fund will send you information on the distributions for the previous year. In addition, the sale (including a redemption or exchange) of Fund shares is a taxable transaction for you.

  Transaction        Tax Status
  Your sale of       Generally, long-term
  shares owned more  capital gains or losses
  than one year
 --------------------------------------------
  Your sale of       Generally, short-term
  shares owned for   capital gains or losses;
  one year or less   losses subject to
                     special rules
 --------------------------------------------

--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Investment Class

You must provide your social security number or other taxpayer identification number to your Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% "backup withholding' tax from your dividends, distributions, sales proceeds and any other payments to you.

The tax considerations for tax-deferred accounts, non-taxable entities and foreign investors may be different.

Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor before investing.

BUYING AND SELLING FUND SHARES


You may only purchase Investment shares of the Fund if you have a shareholder account set up with a service agent such as a financial planner, investment adviser, broker-dealer or other institution.


Minimum Account Investments

Initial investment in Investment shares                                 $2,000
Subsequent investments                                                  $  100
IRA account, initial investment                                         $1,000
Initial investment for shareholders of other Deutsche Asset Management
 Funds' Investment shares                                               $  500
Automatic investing plan, initial investment                            $  250
 Bi-weekly or monthly plan subsequent investments                       $  100
 Quarterly plan subsequent investments                                  $  250
 Semi-annual plan subsequent investments                                $  500
Minimum investment for qualified retirement plans (such as 401(k),
 pension or profit sharing plans)                                       $    0
Account balance:
 Non-retirement account                                                 $  500
 IRA account                                                            $    0


Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right to, from time to time in their discretion, waive or reduce the investment minimum.


Important Information about Buying and Selling Shares

 . You may buy and sell shares of a fund through authorized service agents.
  Once you place your order with a service agent, it is considered received by the Fund. It is then your service agent's responsibility to transmit the order to the Fund by the next business day. You should contact your service agent if you have a dispute as to when your order was placed with the Fund. Your service agent may charge a fee for buying and selling shares for you.






 . You may place orders to buy and sell over the phone by calling your service agent. Please call your service agent for more information.

 . After your service agent receives your order, we buy or sell your shares at the next price calculated on a day the New York Stock Exchange is open for business.

 . We accept payment for shares only in US dollars by check, bank or Federal
  Funds wire transfer, or by electronic bank transfer. Please note that we cannot accept cash, starter checks or third-party checks.

 . The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

 . We process all sales orders free of charge.

 . Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but no later than seven days.

 . We reserve the right to close your account on 30 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

 . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent for more information.

 . We remit proceeds from the sale of shares in US dollars (unless the redemption is so large that it is made "in-kind').

 . We do not issue share certificates.

 . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent for more information.

 . We reserve the right to reject purchases of Fund shares (including exchanges) for any reason.

 . Your purchase order may not be accepted if the sale of Fund shares has been suspended or if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination the Fund may consider orders you have placed individually as well as orders placed in combination with a group of shareholders or
-------------------------------------------------------------------------------

          A Detailed Look at the Quantitative Equity Fund--Investment Class

 commonly controlled accounts and orders placed by your dealer. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of your investment and your background and the background of any other investors or dealers involved.

 . We reserve the right to reject the purchases of Fund shares (including exchanges) or to suspend or postpone redemptions at times when both the New York Stock Exchange and the Fund's custodian are closed.

Exchange Privilege. You can exchange all or part of your shares for shares of another Deutsche Asset Management mutual fund up to four times in a calendar year. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may complete exchanges over the phone only if your account is authorized to do so.

Please note the following conditions:

 . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

 . You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.

 . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

 . You will receive a written confirmation of each transaction from your service agent.


--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Investment Class



The table below provides a picture of the Fund's Investment Class financial performance since inception. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

 Financial Highlights

                                                             For the Period
                                              For the     March 31, 1999/2/
                                           Year Ended               through
                                 December 31, 2000/1/     December 31, 1999
  Per share operating
   performance:
  Net asset value, beginning of
   year                                        $12.12                $10.00
 ------------------------------------------------------------------------------
  Income from investment
   operations
  Net investment income                          0.21/3/               0.11
 ------------------------------------------------------------------------------
  Net realized and unrealized
   gain (loss) on investment
   and futures transactions                     (0.77)                 2.29
 ------------------------------------------------------------------------------
  Total from investment
   operations                                   (0.56)                 2.40
 ------------------------------------------------------------------------------
  Distributions to shareholders
 ------------------------------------------------------------------------------
  Net investment income                         (0.07)                (0.11)
 ------------------------------------------------------------------------------
  Net realized gains from
   investment and futures
   transactions                                 (0.49)                (0.17)
 ------------------------------------------------------------------------------
  Total distributions                           (0.56)                (0.28)
 ------------------------------------------------------------------------------
  Net asset value, end of
   period                                      $11.00                $12.12
 ------------------------------------------------------------------------------
  Total investment return                       (4.67)%               23.99%
 ------------------------------------------------------------------------------
  Supplemental data and ratios:
  Net assets, end of period
   (000s omitted)                              $5,597                $3,303
 ------------------------------------------------------------------------------
  Ratios to average net assets:
  Net investment income                          1.90%                 2.39%/4/
 ------------------------------------------------------------------------------
  Expenses after waivers,
   including expenses of the
   Quantitative Equity
   Portfolio                                     0.90%                 0.90%/4/
 ------------------------------------------------------------------------------
  Expenses before waivers,
   including expenses of the
   Quantitative Equity
   Portfolio                                     4.14%                11.84%/4/
 ------------------------------------------------------------------------------
  Portfolio turnover rate                         451%/5/               409%
 ------------------------------------------------------------------------------

 /1/ The Fund's structure was changed from a stand-alone structure to a master-feeder structure on January 1, 2000.
 /2/ Commencement of operations.
 /3/ Net investment income per share was calculated using the average shares method.
 /4/ Annualized.

 /5/ The portfolio turnover rate is for the master portfolio into which the
 Fund invests all of its assets.
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2001, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                             Deutsche Asset Management Service Center
                             P.O. Box 219210
                             Kansas City, MO 64121-9210
or call our toll-free number:1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.


Quantitative Equity Fund--Investment Class                      CUSIP
BT Investment Funds                                             #055922652
                                                                1719PRO
                                                                (04/01)

Distributed by:
ICC Distributors, Inc.                                          811-4760

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2001
BT Investment Funds

Tax Free Money Investment Fund
NY Tax Free Money Investment Fund

BT Investment Funds (the"Trust") is an open-end management investment companies that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. The Tax Free Money Investment Fund and the NY Tax Free Money Investment Fund, (each a "Fund" and, collectively, the "Funds") are described herein.

Prior to April 27, 2001, the Tax Free Money Investment Fund and the NY Tax Free Money Investment Fund invested all of their investable assets in diversified open-end management investment companies having the same investment objectives as each Fund. These investment companies were the Tax Free Money Portfolio and the NY Tax Free Money Portfolio, respectively, (each, a "Portfolio" and collectively, the "Portfolios"). Since April 27, 2001 each Fund is now operating as a stand-alone mutual fund that directly acquires and manages its own portfolio of securities. The NY Tax Free Money Investment Fund and the Tax Free Money Fund may in the future seek to achieve their investment objective by investing all of their net assets in investment companies having the same investment policies and restrictions as those applicable to each Fund.

Shares of the Funds are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the Funds' investment adviser ("Adviser"), and to clients and customers of other organizations.

The Trust's Prospectuses for the Funds, dated April 30, 2001, provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of the Prospectuses or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trusts at the telephone number listed below or by contacting any Deutsche Asset Management service agent ("Service Agent"). Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trust's Prospectuses. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December 31, 2000, are incorporated herein by reference to the Annual Report to shareholders for each Fund and each Portfolio dated December 31, 2000. A copy of each Fund's and the corresponding Portfolio's Annual Report may be obtained without charge by calling each Fund at the telephone number listed below.

                        DEUTSCHE ASSET MANAGEMENT, INC.
                              Investment Adviser

                             BANKERS TRUST COMPANY
                          Administrator of the Funds

                            ICC DISTRIBUTORS, INC.
                                  Distributor
                                 1-800-730-1313

                               TABLE OF CONTENTS

                                                           PAGE
                                                           ----

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS....................   1
 Investment Objectives..............................................   1
 Investment Policies................................................   1
 Additional Risk Factors............................................   8
 Investment Restrictions............................................  19
 Portfolio Turnover.................................................  23
 Fund Transactions..................................................  23
NET ASSET VALUE.....................................................  24
PURCHASE AND REDEMPTION INFORMATION.................................  25
 Purchase of Shares.................................................  25
 Redemption of Shares...............................................  26
MANAGEMENT OF THE TRUSTS AND FUNDS..................................  28
 Trustee Compensation Table.........................................  31
 Code of Ethics.....................................................  32
 Investment Adviser.................................................  32
 Administrator......................................................  34
 Distributor........................................................  35
 Service Agent......................................................  35
 Expenses...........................................................  36
 Counsel and Independent Accountants................................  36
ORGANIZATION OF THE TRUSTS..........................................  36
DIVIDENDS AND TAXES.................................................  38
 Dividends..........................................................  38
 Taxation of the Funds and Their Investments........................  38
 Taxation of Shareholders...........................................  39
PERFORMANCE INFORMATION.............................................  41
FINANCIAL STATEMENTS................................................  44
APPENDIX............................................................  45











                                      (i)

               INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                             Investment Objectives

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

Tax Free Money Investment seeks a high level of current income exempt from Federal income taxes consistent with liquidity and the preservation of capital through investment in a portfolio primarily of obligations issued by states and their authorities, agencies, instrumentalities and political subdivisions.

NY Tax Free Money Investment seeks a high level of current income exempt from Federal and New York income taxes consistent with liquidity and the preservation of capital through investment in a portfolio primarily of obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions.

                              Investment Policies

Quality and Maturity of the Fund's Securities. Each Fund will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Fund invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Adviser, acting under the supervision of and procedures adopted by the Board of Trustees of each Fund, will also determine that all securities purchased by the Funds present minimal credit risks. The Adviser will cause each Fund to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Fund. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

Obligations of Banks and Other Financial Institutions. The Fund may invest in U.S. dollar-denominated investment grade fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Adviser to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Fund may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Fund's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Adviser deems the instruments to present minimal credit risk, the Fund may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards that those applicable to domestic branches of U.S. banks.

Under normal market conditions, each Fund will invest a significant portion of its assets in the bank and other financial institution obligations. Each Fund's concentration of its investments in the obligations of banks and other financial institutions will cause the Fund to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

U.S. Government Obligations. The Funds may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Other U.S. government securities the Funds may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Funds will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

Each Fund may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered

Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

Other Debt Obligations. The Funds may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the Fund's minimum credit quality standards are comparable in priority and security to other securities of such issuer which have been rated investment grade or, if unrated, are determined by the Adviser to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.

Credit Enhancement. Certain of a Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect the Fund's share price. Subject to the diversification limits contained in Rule 2a-7, each Fund may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Repurchase Agreements. The Funds may engage in repurchase agreement transactions with member banks of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Funds would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed price and time, thereby determining the yield during the Funds' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. Each Fund bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Funds may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Funds could experience a loss. The Adviser reviews the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements and monitor on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. The Funds may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement").
The Funds may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time each Fund enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be marked on any day in which the assets fall below the repurchase price (plus accrued interest). The Funds' liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the Fund.

When-Issued and Delayed-Delivery Securities. Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to each Fund until settlement takes place.

At the time the Funds makes the commitment to purchase securities on a when-issued or delayed delivery basis, each Fund will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Funds' net assets will fluctuate to a greater degree when each Fund sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Funds will meet their obligations from maturities or sales of the segregated securities and/or from cash flow. If the Funds choose to dispose of the right to acquire a when-issued security prior to its acquisition, each Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Funds engages in when-issued or delayed-delivery transactions, they relies on the other party to consummate the trade. Failure of the seller to do so may result in the Funds' incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Variable Rate Securities. Each Fund may invest in long-term maturity securities which are subject to frequently available put option or tender option features under which the holder may put the security back to the issuer or its agent at a predetermined price (generally par) after giving specified notice. The interest rate on a variable rate security changes at intervals according to an index or a formula or other standard measurement as stated in the bond contract. One common method is to calculate the interest rate as a percentage of the rate paid on selected issues of Treasury securities on specified dates. The put option or tender option right is typically available to the investor on a weekly or monthly basis although on some demand securities the investor has a daily right to exercise the put option. Variable rate securities with the put option exercisable on dates on which the variable rate changes are often called "variable rate demand notes." The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and each Fund could suffer a loss if the issuer defaults or during periods in which the Funds are not entitled to exercise their demand rights. See "Illiquid Securities."

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Adviser determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Adviser may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

Municipal Securities:

General. The Funds may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax or from state and local taxes). Municipal securities may also be issued on a taxable basis (i.e., the interest on such securities is not exempt from regular federal income tax).

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities also include "private activity" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuer may also be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds.

In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications.

For the purpose of applying the Fund's investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the Adviser based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Fund. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities are often readily marketable.

The obligations of an issuer to pay the principal and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay principal or interest when due on a municipal security may be materially affected.

Municipal Obligations. The two principal classifications of Municipal Obligations are "notes" and "bonds." Municipal Obligations are further classified as "general obligation" and "revenue" issues and the securities held by the Tax Free Money Fund and NY Tax Free Money Fund may include "moral obligations" which are normally issued by special purpose authorities.

Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable. The Funds may invest in municipal notes, which include:

Tax Anticipation Notes. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

Revenue Anticipation Notes. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue sharing programs.

Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide funds for the repayment of these notes.

Miscellaneous, Temporary and Anticipatory Instruments. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

Construction Loan Notes. Construction loan notes are secured by mortgage notes insured by the Federal Housing Authority ("FHA"); however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of GNMA to purchase the loan, accompanied by a commitment by the FHA to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Fund will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or to provide interim construction financing and are paid from general revenues of the municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Municipal Bonds. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. The Fund may invest in municipal bonds. Municipal bonds include general obligation bonds, revenue bonds, private activity bonds and tender option bonds.

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds. Private activity bonds, which are considered municipal obligations if the interest paid thereon is excluded from gross income for federal income tax purposes and is not a specific tax preference item for federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.


                            Additional Risk Factors

In addition to the risks discussed above, the Funds' investments may be subject to the following risk factors:

      Special Considerations Relating to New York Municipal Obligations.

Some of the significant financial considerations relating to the New York Tax Exempt Fund's investments in New York Municipal Securities are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

State Economy. New York is one of the most populous states in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance and real estate share, as measured by wages, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

The forecast of the State's economy shows continued expansion throughout 2000. Most major sectors recorded significant employment gains for the first quarter of 2000, with the services sector accounting for most of the increase. Much of this increase occurred in business services. The employment growth rate in 2000 is expected to be 2.1 percent, which, although lower than 1999's 2.6 percent, represents another strong year relative to recent historical performance. The unemployment rate is expected to be 4.9 percent in 2000, down from 5.1 percent in 1999. Personal income is expected to rise 6.1 percent in 2000, with a 7.5 percent increase in wages. Two major factors are working to produce this impressive growth in wages. One is the overall tightness in the labor market, and the other is strong growth in financial sector bonus payments.

Given the importance of the securities industry in the New York State economy, a significant change in stock market performance during the forecast horizon could result in financial sector profits and bonuses that are significantly different from those embodied in the forecast. Any actions by the Federal Reserve Board to moderate inflation by increasing interest rates more than anticipated may have an adverse impact in New York given the sensitivity of financial markets to interest rate shifts and the prominence of these markets in the New York economy. In addition, there is a possibility that greater-than-anticipated mergers, downsizing, and relocation of firms caused by deregulation and global competition may have a significant adverse effect on employment growth.

There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

State Budget. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-
96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion
(1998-99). The State's current fiscal year began on April 1, 2000 and ends on March 31, 2001. On March 30, 2000, the State adopted the debt service portion of the State budget for the 2000-01 fiscal year; the remainder of the budget was enacted by the State Legislature on May 5, 2000, 35 days after the statutory deadline of April 1. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the current fiscal year, the State enacted interim appropriations that permitted the State to continue its operations.

In 2000-01, General Fund disbursements, including transfers to support capital projects, debt service and other funds, are estimated at $38.92 billion, an increase of $1.75 billion or 4.72 percent over 1999-2000. Projected spending under the 2000-01 enacted budget is $992 million above the Governor's Executive Budget recommendations, including 30-day amendments submitted January 31, 2000.

The 2000-01 Financial Plan projects closing balances in the General Fund and other reserves of $3.2 billion, including $1.71 billion in the General Fund. This closing balance is comprised of $675 million in reserves for potential labor costs resulting from new collective bargaining agreements and other spending commitments, $547 million in the Tax Stabilization Reserve Fund ("TSRF") (for use in case of unanticipated deficits), $150 million in the Contingency Reserve Fund ("CRF") (which helps offset litigation risks), and $338 million in the Community Projects Fund ("CPF") (which finances legislative initiatives). In addition to the $1.71 billion balance in the General Fund, $1.2 billion is projected for reserve in the STAR Special Revenue Fund and $250 million in the Debt Reduction Reserve Fund ("DRRF").

Several developments arising from negotiations on the budget will affect State finances in subsequent years. First, a portion of Legislative additions to the 2000-01 Executive Budget will recur at higher spending levels in 2001-02 and beyond, including increased funding for school aid, tuition assistance, and prescription drug coverage for the elderly. Second, the Legislature enacted the Debt Reform Act of 2000 ("Debt Reform Act"). The Debt Reform Act, which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. Finally, the State adopted an additional tax relief package that will reduce tax receipts by $1.2 billion when fully effective; this package includes the elimination or reduction of gross receipts tax on energy ($330 million), the expansion of the "Power for Jobs" energy tax credit program ($125 million), a college tuition deduction or credit taken against personal income taxes ($200 million), and reduction of the marriage penalty for taxpayers who file jointly ($200 million).

The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 2000-01 fiscal year, the General Fund (exclusive of transfers) is expected to account for approximately 46.6 percent of all Governmental funds disbursements and 67.8 percent of total State funds disbursements. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

Total General Fund receipts and transfers from other funds are projected to be $39.72 billion in 2000-01, an increase of $2.32 billion over 1999-2000. Total General Fund disbursements and transfers to other funds are projected to be $38.92 billion, an increase of $1.75 billion over 1999-2000. Total General Fund receipts and transfers from other funds in 2000-01 are projected to be $39.72 billion, an increase of $2.32 billion from the $37.40 billion recorded in 1999-2000. This total includes $36.35 billion in tax receipts, $1.34 billion in miscellaneous receipts, and $2.03 billion in transfers from other funds. The transfer of $3.4 billion in net resources through the tax refund reserve account from 1999-2000 to the 2000-01 fiscal period has the effect of exaggerating the growth in State receipts from year to year by depressing reported 1999-2000 figures and inflating 2000-01 projections.

General Fund disbursements, including transfers to support capital projects, debt service and other funds, are currently estimated at $38.92 billion in 2000-01, an increase of $1.75 billion or 4.7 percent over 1999-2000. Following the pattern of the last three fiscal years, education programs receive the largest share of increased funding in the 2000-01 Financial Plan. School aid is projected to grow by $850 million or 8.0 percent over 1999-2000 (on a State fiscal year basis). Spending on other local education and higher education programs will also increase significantly from the prior year, growing by $376 million or 13.3 percent. Outside of education, the largest growth in spending is for State operations ($507 million) and general State charges ($104 million).

Projected spending in the 2000-01 Financial Plan is $992 million above the Executive Budget projections. The increase in General Fund spending is comprised of legislative additions to the Executive Budget (primarily in education), offset by various spending reestimates, including lower projected spending for Medicaid, welfare, debt service and general State charges.

The Financial Plan also reflects the use of resources from the Health Care Reform Act of 2000 ("HCRA 2000") that will help finance several health and mental hygiene programs in Special Revenue Funds, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services.

Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. There can also be no assurance that the Legislature will enact into law the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

Over the long term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by the lengthy expansion currently underway. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage, bonus, and unemployment levels that are significantly different from those embodied in the 2000-01 Financial Plan forecast. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected.

An ongoing risk to the 2000-01 Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The 2000-01 Financial Plan contains projected reserves of $150 million in 2000-01 for such events, but assumes no significant federal disallowances or other federal actions that could affect State finances.

The 2000-01 Financial Plan assumes the availability of certain resources to finance portions of General Fund spending for fringe benefits, health and welfare programs. These resources could become unavailable or decrease, placing additional pressures on budget balance.

The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the TSRF, the CRF, the DRRF and the CPF which is used to finance legislative initiatives. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the Local Government Assistance Corporation ("LGAC") financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire. Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.

Debt Limits and Outstanding Debt. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the
                      ----
borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. In addition, the State has projected year-end fund balances of up to $3.2 billion in 2000-01.

On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State's long-term general obligations.

On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20,

1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2000-01 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.

Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; (4) a challenge to the Governor's application of his constitutional line item veto authority; (5) a civil rights action alleging that Yonkers and its public schools were intentionally segregated; (6) a challenge to the funding for New York City public schools; and (7) a challenge as to the adequacy of the shelter allowance granted to recipients of public assistance.

Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2000-01 Financial Plan. The State believes that the proposed 2000-01 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2000-01 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2000-01 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2000-01 Financial Plan.

Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

On November 23, 1998, the attorneys general for forty-six states (including New
York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF.

Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

New York City and Other Localities. The fiscal health of the State may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds.

Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable. In August 2000, Moody's upgraded approximately $26 billion of the City's general obligations from A3 to A2.

On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations
                                                   ----
which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In City fiscal years 1997-98, 1998-99 and 1999-2000, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority ("TFA") in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues.

Despite these actions, the City, in order to continue its capital program, will need additional financing capacity beginning in City fiscal year 2000-01, which could be provided through increasing the borrowing authority of the TFA or amending the State constitutional debt limit for City fiscal year 2001-02 and thereafter.

The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of the Fund.

Rating Services. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                            Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to each of the Funds as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever a Fund is requested to vote on a change of its investment restrictions, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Each Fund

Under investment policies adopted by the Trust, on behalf of each Fund, each Fund may not:

     1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

     2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund, as the case may be, and only to secure borrowings for temporary or emergency purposes.

     3. Invest more than 5% of the total assets of the Fund, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that (i) up to 25% of the assets of the NY Tax Free Money Investment Fund may be invested in the assets of one issuer, and
          (ii) this restriction shall not preclude the purchase by the Tax Free Money Investment Fund of issues guaranteed by the U.S. government, its agencies or instrumentalities or backed by letters of credit or guarantees of one or more commercial banks or other financial institutions, even though any one such commercial bank or financial institution provides a letter of credit or guarantee with respect to securities which in the aggregate represent more than 5%, but not more than 10%, of the total assets of the Fund; provided, however, that
                                                     -----------------
          nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     4. Invest more than 25% of the total assets of the Fund in the securities of issuers in any single industry; provided that (i) this limitation shall not apply to the purchase of U.S. Government Obligations, (ii) with respect to the Tax Free Money Investment Fund and the NY Tax Free Money Investment Fund, this limitation shall not apply to the purchase of Municipal Obligations or letters of credit or guarantees of banks that support Municipal Obligations; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     6. Underwrite the securities issued by others (except to the extent the Fund may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, except that each Fund may bid, separately or as part of a group, for the purchase of Municipal Obligations directly from an issuer for its own portfolio in order to take advantage of any lower purchase price available. To the extent these securities are illiquid, they will be subject to the Fund's 10% limitation on investments in illiquid securities; provided, however,
                                                            -----------------
          that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund from investing in obligations secured by real estate or interests therein.

     8. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements.

     9. Invest more than an aggregate of 10% of the net assets of the (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall
          -----------------
          prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment
                      -----------------
          restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment
                    -----------------
          restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

     13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment adviser owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

     14. Invest in warrants, except that the Fund may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund of which not more than 2% of the net assets of the Fund may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

     15. Neither Fund will invest less than 80% of its net assets in Municipal Obligations under normal market conditions; provided, however, that
                                                      -----------------
          nothing in this restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.


Additional Restrictions. In order to comply with certain statutes and policies each Fund will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

   (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Fund's) total assets (taken at market), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its net assets;

   (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

   (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

   (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

   (v)    invest for the purpose of exercising control or management;

   (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; and, provided further, that the Fund shall not invest in any other open-end investment company unless the Fund (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Fund will not invest in another open-end registered investment company);

   (vii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (The Funds have no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Fund will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund is registered.

For purposes of diversification under the 1940 Act, identification of the "issuer" of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

                              Portfolio Turnover

Each Fund may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Funds, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Funds' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                               Fund Transactions

Decisions to buy and sell securities and other financial instruments for a Fund are made by the Adviser, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Fund are reviewed independently from those of the other accounts managed by the Adviser and those of the other Funds, investments of the type the Funds may make may also be made by these other accounts or Portfolios. When a Fund and one or more other Funds or accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.

Purchases and sales of securities on behalf of the Funds usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Funds except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, the Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Adviser is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund involved, the other Funds and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser's fees under its agreements with the Funds are not reduced by reason of its receiving brokerage services.

                                NET ASSET VALUE

The net asset value ("NAV") per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The NAV per share of each Fund (except the Cash Management Institutional and Treasury Money Institutional) is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV of the Cash Management Institutional and Treasury Money Institutional is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each time at which the NAV of a Fund is calculated is referred to herein as the "Valuation Time"). If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's NAV per share will normally be $1.00.

The valuation of each Fund's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Fund will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of each Fund also has established procedures designed to allow investors in the Fund, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Fund's holdings by the Fund's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Fund's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of each Fund's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Fund's Board of Trustees. In the event the Fund's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Fund's Board of Trustees must cause the Fund to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Fund's assets by using available market quotations.

Each investor in a Fund may add to or reduce its investment in the Fund on each day the Fund determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Fund will be determined by multiplying the net asset value of the Fund by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Fund. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Fund effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of the close of the following business day.

                      PURCHASE AND REDEMPTION INFORMATION

                               Purchase of Shares

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Bankers Trust, as the BT Investment Funds' custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. BT Investment Funds and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in a Fund closes early, the Fund will cease taking purchase orders at that time.

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined on each Valuation Day. The minimum initial and subsequent investment amounts are set forth below. The minimum initial investment in each Fund may be allocated in amounts not less than $100,000 per fund in certain funds in the Deutsche Asset Management Family of Funds. Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of each Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent and transmission to Investment Company Capital Corp. ("ICCC"), as Transfer Agent (the "Transfer Agent") of such order. If the purchase order for shares of the Treasury Money Institutional is received by the Service Agent and transmitted to the Transfer Agent prior to 2:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by Bankers Trust, as BT Institutional Funds' custodian (the "Custodian"), the shareholder will receive the dividend declared on that day. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 2:00 p.m. (Eastern time), the shareholder will receive the dividend declared on the following day even if the Custodian receives federal funds on that day. If the purchase order for shares of the Cash Management Institutional is received by the Service Agent and transmitted to the Transfer Agent prior to 4:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by the Custodian, the shareholder will receive the dividend declared on that day. BT Institutional Funds and the Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you have money invested in a Deutsche Asset Management fund, you can:

 .  Mail an account application with a check,

 .  Wire money into your account,

 .  Open an account by exchanging from another Deutsche Asset Management fund, or

 .  Contact your Service Agent or Investment Professional.


                             Redemption of Shares

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the

Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Deutsche Asset Management Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Deutsche Asset Management Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

 .  Your account registration has changed within the last 30 days,

 .  The check is being mailed to a different address than the one on your account
   (record address),

 .  The check is being made payable to someone other than the account owner,

 . The redemption proceeds are being transferred to a Deutsche Asset Management account with a different registration, or

 . You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Each Fund reserves the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund.

                      MANAGEMENT OF THE TRUSTS AND FUNDS

The Trusts and the Funds are governed by their respective Boards of Trustees which are responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trusts and the Funds, neither the Trusts nor the Funds require employees other than their executive officers. None of the executive officers of the Trusts or the Funds devotes full time to the affairs of the Trusts or the Funds.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of each Trust or Fund, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of such Trust and Fund.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

The Trustees and officers of the Trusts and Funds their birthdates, their principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.

                      Trustees of the Trust and Portfolio

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex(1); Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Trustee, Phoenix Zweig Series Trust; Trustee, Phoenix Euclid Market Neutral Fund; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (U.S.A.) International; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco(2). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

___________________

(1) The "Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF(2); Director, S.G. Cowen Mutual Funds(2); Director, Japan Equity Fund, Inc.(2); Director, Thai Capital Fund, Inc.(2); Director, Singapore Fund, Inc.(2). His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee/President of each of the other investment companies advised by Deutsche Asset Management, Inc. or its affiliates; Managing Director, Deutsche Asset Management; Managing Director, Deutsche Banc Alex. Brown Inc.; Director and President, Investment Company Capital Corp. His address is One South Street, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 to present); Member, Investment Committee, Unilever U.S. Pension and Thrift Plans (1989 to present)(2); Retired; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to 2000). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director,

_________________

(2) A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

Canada Life Insurance Corporation of New York (since 1987). His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank A.G. and its affiliates.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.


                 Officers of the Trust and the Portfolio Trust

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary/Vice President of each of the other investment companies advised by Deutsche Asset Management, Inc. or its affiliates; Director, Deutsche Asset Management; Director, Deutsche Banc Alex.Brown Inc.; Associate General Counsel, Office of the General Counsel, United States Securities and Exchange Commission (1993 to 1998). His address is One South Street, Baltimore, Maryland 21202.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust; Treasurer of each of the other investment companies advised by Deutsche Asset Management, Inc., or its affiliates; Director and Department Head, Deutsche Asset Management since 1998; Senior Manager,
PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

                           Trustee Compensation Table




                                 Aggregate
                                 Compensation      Aggregate
                                 from BT           Compensation          Total
                                 Investment        From                  Compensation from
Trustee                          Funds*            Portfolios**          Fund Complex***
-------------------------------------------------------------------------------------------
Charles P. Biggar                $9,088.09          $1,692.69             $41,250.00
-------------------------------------------------------------------------------------------
S. Leland Dill                   $8,997.49          $1,674.58             $41,250.00
-------------------------------------------------------------------------------------------
Martin Gruber                    $9,088.09          $1,692.69             $41,250.00
-------------------------------------------------------------------------------------------
Richard J. Herring               $9,088.09          $1,692.69             $41,250.00
-------------------------------------------------------------------------------------------
Bruce E. Langton                 $8,997.49          $1,674.58             $41,250.00
-------------------------------------------------------------------------------------------
Philip Saunders, Jr.             $8,997.49          $1,674.58             $41,250.00
-------------------------------------------------------------------------------------------
Harry Van Benschoten             $8,737.09          $1,622.49             $40,000.00
-------------------------------------------------------------------------------------------

* The information provided is for the BT Investment Funds, which is comprised of 20 funds, for the year ended December 31, 2000.

** The information provided is for Tax Free Money Portfolio and NY Tax Free Money Portfolio, for the Portfolios' most recent fiscal year ended December 31, 2000.

*** Aggregated information is furnished for the Deutsche Asset Management Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2000.

Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

As of April 9, 2001 the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

As of April 9, 2001, the following shareholders of record owned 5% or more of the outstanding shares of Tax Free Money Investment: Private Bank Sweep, Custody Attn. Linda Anderson, 280 Park Avenue - 22 West, New York, NY 10017-1216 (48.52%); Private Bank Sweep, Investment Advisory Linda Anderson, 280 Park Avenue - 22 West, New York, NY 10017-1216 (37.85%);

Dow Corning Corp Br as escrow agent, 4 Albany St. Attn. Escrow Dept., Multiple Holders Tax Reporting, New York, NY 10006-1502 (5.44%).

As of April 9, 2001 the following shareholders of record owned 5% or more of the outstanding shares of NY Tax Free Money Investment: Private Bank Sweep, Custody, Attn. Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015 (44.95%); Private Bank Sweep, Investment Advisory, 1 BT Plaza - 17th Floor, New York, NY 10015 Attn. Linda Anderson (24.55%); Jerome Wiesenthal and Solomon P. Friedman TR Florence Kahn Weinberg Inter Vivos C/O Moses & Singer LLP, 1301 Avenue of the Americas, New York, NY 10019-6022 (11.26%).


                                Code of Ethics

The Board of Trustees of each Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Funds' Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Funds' Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Funds' Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.


Each Fund's adviser, Deutsche Asset Management, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.


Each Fund's principal underwriter, ICC Distributors, Inc. ("ICC"), has adopted a Code of Ethics applicable to ICC's distribution services to registered investment companies such as the Funds. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               Investment Adviser

The Trust has retained the services of Deutsche Asset Management, Inc. ("DeAM, Inc.") as Adviser.

DeAM, Inc. is the Fund's investment adviser. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of each Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc. has informed each Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for each Fund, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by each Fund is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Funds, manages the Funds in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Fund are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Fund only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents or customers of DeAM, Inc. For the year ended December 31, 2000, Banker Trust earned a fee of 0.15% of each Fund's average daily net assets.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned $233,528, $219,330 and $250,537, respectively, as compensation for investment advisory services provided to Tax Free Money Portfolio. During the same periods, Bankers Trust reimbursed $29,126, $28,298 and $60,545, respectively, to Tax Free Money Portfolio to cover expenses.

For the fiscal years ended December 31, 2000, 1999 and 1999, Bankers Trust earned $131,586, $127,794 and $128,675, respectively, as compensation for investment advisory services provided to NY Tax Free Money Portfolio. During the same periods, Bankers Trust reimbursed $44,229, $34,455 and $38,835, respectively, to NY Tax Free Money Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and Bankers Trust's administration and services fees, including waivers thereof. The Advisor and Administrator may not recoup any of their waived investment advisory or administration and services fees.

                                 Administrator

Under its Administration and Services Agreements with the Trusts, the Adviser calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trusts in all aspects of the administration and operation of the Trusts. The Administration and Services Agreements provides for each Trust to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.55% of the average daily net assets of Tax Free Money Investment Fund and NY Tax Free Money Investment Fund.

Under Administration and Services Agreements with each Fund, Bankers Trust calculates the value of the assets of the Fund and generally assists the Board of Trustees of the Fund in all aspects of the administration and operation of the Fund. The Administration and Services Agreements provides for each Fund to pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Fund's average daily net assets. Under the Administration and Services Agreements, Bankers Trust may delegate one or more of its responsibilities to others, including affiliates of ICC Distributors, at the Adviser's expense.

Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the respective Board of Trustees of the Trust and each Fund reasonably deems necessary for the proper administration of the Trust and each Fund. Bankers Trust will generally assist in all aspects of the Funds' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Funds), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Fund's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned $854,530 802,566 and $915,978, respectively, for administrative and other services provided to the Tax

Free Money Investment and reimbursed $78,276, $42,550 and $60,384, respectively, to the Tax Free Money Investment to cover expenses.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned compensation of $481,410, $472,960 and $470,872, respectively, for administrative and other services provided to the NY Tax Free Money Investment and reimbursed $54,677, $44,277 and $45,394, respectively, to the NY Tax Free Money Investment to cover expenses.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned $77,843, $78,598 and $83,512, respectively, for administrative and other services provided to Tax Free Money Portfolio.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned $43,862, $47,758 and $42,892, respectively, for administrative and other services provided to the NY Tax Free Money Portfolio.

                                  Distributor

ICC Distributors is the principal distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

                                 Service Agent

The Adviser acts as a Service Agent pursuant to its Administration and Services Agreements with the Trusts and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Adviser from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with the Adviser, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.


                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street, New York, New York 10006, serves as Custodian for the Trust pursuant to an administration and services agreement. As Custodian, it holds the Funds' assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Funds for its out-of-pocket expenses.

                                    Expenses

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Adviser or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations.

                      Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                           ORGANIZATION OF THE TRUSTS

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the respective Trust. Each Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The interests in each Fund are divided into separate series, no series of which has any preference over any other series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of such Trust and requires that notice of this disclaimer be given in the agreement, obligation or instrument entered into or executed by a Trust or a Trustee. The Declaration of Trust provides for indemnification from such Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of a Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of such Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trusts do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees. Upon liquidation of a Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Each series in a Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of a Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

The series of each Portfolio will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series could control the outcome of these votes.

Whenever a Trust is requested to vote on a matter pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the corresponding Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, a Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

As of April 9, 2001, the following shareholders of record owned 25% or more of the voting securities of the Tax Free Money Investment and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep, Custody, Attn. Linda Anderson, New York, NY (48.52%); Private Bank Sweep, Investment Advisory, Attn. Linda Anderson, New York, NY (37.85%).

As of April 9, 2001, the following shareholders of record owned 25% or more of the voting securities of the NY Tax Free Money Investment, and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep, Custody, Attn. Linda Anderson, New York, NY (44.95%).

BT Investment Funds was organized under the name BT Tax-Free Investment Trust and assumed its current name on May 16, 1988.

                              DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

                                   Dividends

Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs a Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                  Taxation of the Funds and Their Investments

Each Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trusts expect the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Funds are not subject to the Federal income taxation. Instead investors investing in a Fund must take into account, in computing their Federal income tax liability, their share of the Fund's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Fund. Each Fund determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among investors in that Fund at the time of such determination.

                           Taxation of Shareholders

As described above: (i) the Tax Free Money Investment is designed to provide investors with current income excluded from gross income for Federal income tax purposes and (ii) the NY Tax Free Money Investment is designed to provide investors with current income excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Tax Free Money Fund or the NY Tax Free Money Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Shareholders should consult their tax advisers to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes. Because the Tax Free Money Investment and the NY Tax Free Money Investment will distribute exempt-interest dividends, all or a portion of any interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds will not be deductible for Federal income and New York State and New York City personal income tax purposes. In addition, the Code may require a shareholder of these Funds, if he receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by one of these Funds which represents income from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus for these Funds, some or all of a Fund's dividends and distributions may be specific preference items, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporate shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisers as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (ii) subject to a Federal alternative minimum tax, the Federal "branch profits" tax or the Federal "excess net passive income" tax.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. Each Tax Free Money Investment and NY Tax Free Money Investment shareholder will receive after the close of the calendar year an annual statement as to the Federal income (and, in the case of the NY Tax Free Money Investment, New York State and
City) personal income tax status of his dividends and distributions from the Fund for the prior calendar year. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded from Federal income taxation or exempt from New York State and City personal income taxation, and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                            PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," "effective yield" and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax free yield. It is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. The Trust may include this information in sales material and advertisements for a Fund.

Yield is a function of the quality, composition and maturity of the securities held by the corresponding Fund and operating expenses of a Fund. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested by the Fund in instruments producing higher yields than the balance of that Fund's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Tax Free Money Investment Fund and the NY Tax Free Money Investment Fund might be compared with IBC State Specific All Tax Free Money Investment Average and IBC Stockbroker and General Purpose All Tax Free Money Investment Fund Average, which are averages compiled by IBC Money Fund Report, a widely recognized, independent publication that
monitors the performance of money market mutual funds.   Similarly, the yield of
a Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund at those dates. Annual reports are audited by independent accountants.

From time to time a Fund may quote its performance in terms of "current yield," "effective yield" or "tax equivalent yield" in reports or other communications to shareholders or in advertising material.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value. The tax equivalent yields of the Tax Free Money Investment and the NY Tax Free Money Investment are computed by dividing the portion of a Fund's yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

The yields are then calculated as follows:

Base Period Return       =        Net Change in Account Value
                                  ---------------------------
                                  Beginning Account Value

Current Yield             =       Base Period Return x 365/7

Effective Yield           =       [(1 + Base Period Return)(365/7)] - 1

Tax Equivalent Yield      =       Current Yield
                                  -------------
                                  (1 - Tax Rate)

The following table sets forth various measures of the performance for the Funds for the seven days ended December 31, 2000.


                              Tax Free          NY Tax Free
                                Money               Money
                             investment *       investment **

Current Yield                   3.81%               3.68%

Effective Yield                 3.87%               3.74%

Tax Equivalent Yield            6.41%               6.93%

___________________________
*    Assumes a maximum Federal rate of 39.6%.

** Assumes a maximum combined Federal, New York State and New York City tax rate of 44%

                             FINANCIAL STATEMENTS

The financial statements for the Funds and the Portfolios for the fiscal year ended December 31, 2000, are incorporated herein by reference to the Funds' Annual Report dated December 31, 2000. A copy of the Funds' Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                   APPENDIX

DESCRIPTION OF RATINGS

Description of S&P corporate bond ratings:
AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:
Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch IBCA, Inc. ("Fitch") corporate bond ratings:
AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien (f) in many cases directly following an AAA security (f) or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:
AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:
Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P municipal note ratings:
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:
Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:
Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:
The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch commercial paper ratings:
F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:
Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thompson Bank Watch Short-Term Ratings:
T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thompson BankWatch Long-Term Ratings:
AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade
(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2001

Investment Adviser of the Funds
DEUTSCHE ASSET MANAGEMENT, INC.
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY 10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian and Administrator of the Fund and Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY 10006

Transfer Agent
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD 21201

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY 10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip# 055922306
       055922207
COMBMONSAI  (0/00)

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2001

BT Investment Funds

Treasury Money Fund Investment

BT Investment Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates to Treasury Money Fund Investment (the "Fund"). The Fund is a separate series of the Trust.

The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital. The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Treasury Money Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of BT Investment Portfolios.

Shares of the Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the Portfolio's investment adviser ("Adviser"), and to clients and customers of other organizations.

The Fund's Prospectus, dated April 30, 2001, provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Fund's Prospectus. You may request a copy of the Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Deutsche Asset Management service agent ("Service Agent"). This SAI is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 2000, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated December 31, 2000. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.


                        DEUTSCHE ASSET MANAGEMENT, INC.
                      Investment Adviser of the Portfolio

                             BANKERS TRUST COMPANY
                    Administrator of the Fund and Portfolio

                            ICC DISTRIBUTORS, INC.
                                  Distributor
                                1-800-730-1313

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS                                1
   Investment Objective........................................................1
   Investment Policies.........................................................1
   Additional Risk Factors.....................................................4
   Investment Restrictions.....................................................5
   Portfolio Turnover..........................................................8
   Portfolio Transactions......................................................8
NET ASSET VALUE................................................................9
PURCHASE AND REDEMPTION INFORMATION...........................................10
   Purchase of Shares.........................................................10
   Redemption of Shares.......................................................11
MANAGEMENT OF THE TRUST AND PORTFOLIO.........................................12
   Trustees of the Trust and Portfolio........................................13
   Officers of the Trust and the Portfolio Trust..............................14
   Trustee Compensation Table.................................................15
   Code of Ethics.............................................................16
   Investment Adviser.........................................................16
   Administrator..............................................................17
   Distributor................................................................18
   Service Agent..............................................................18
   Custodian and Transfer Agent...............................................18
   Expenses...................................................................18
   Counsel and Independent Accountants........................................18
ORGANIZATION OF THE TRUST.....................................................18
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................18
PERFORMANCE INFORMATION.......................................................18
FINANCIAL STATEMENTS..........................................................18
APPENDIX......................................................................18

No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectuses in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. The Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made. Shares of the Fund are not available in certain states. Please call 1-800-730-1313 to determine availability in your state.

                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                             Investment Objective

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Policies

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

U.S. Government Obligations. The Portfolio may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Other U.S. government securities the Portfolio may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if the Administrator determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

The Portfolio may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

Lending of Portfolio Securities. The Portfolio has the authority to lend up to 331/3% of the total value of its portfolio securities (taken at market value) to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Portfolio's Board of Trustees. The Portfolio will not lend securities to the Adviser, the Distributor or their affiliates, except as may be permitted by the 1940 Act or an order from the SEC. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable. These loans must be collateralized by cash or liquid securities at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when irrevocable letters of credit and U.S. government obligations are used as collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."

The Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Portfolio must receive at least 100% collateral consisting of cash or equivalent securities of the type discussed above at least equal to the market value of the securities loaned plus accrued interest from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time;
(4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment
--------  -------
occurs, the Portfolio must retain the right to terminate the loan and recall and vote the securities.

During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by the Adviser (or one of its affiliates) and the Adviser (or one of its affiliates) may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with member banks of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolio may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss. The Adviser reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. The Portfolio may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time the Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be marked on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the Portfolio.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Adviser determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Adviser may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

When-Issued and Delayed-Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Portfolio until settlement takes place.

At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Quality and Maturity of the Portfolio's Securities. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Adviser, acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks. The Adviser will cause the Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

                            Additional Risk Factors

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Adviser at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

Rating Services. The ratings of Moody's and Standard & Poor's Ratings Services ("S&P") represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                            Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies. Under the Investment Company Act of 1940 (the "1940 Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Under investment policies adopted by the Trust, on behalf of the Fund, and by the Portfolio, the Fund and the Portfolio may not:

     1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

     2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

     3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that up to 25% of the assets of the Fund (and the Portfolio) may be invested without regard to this restriction.

     4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that this limitation shall not apply to the purchase of direct obligations issued by the U.S. Treasury; provided,
                                                                      --------
          however, that nothing in this investment restriction shall prevent the
          -------
          Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities; provided,
                                                                   --------
          however, that nothing in this investment restriction shall prevent the
          -------
          Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

     8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and the lending of portfolio securities.

     9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment
                      -----------------
          restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment
                    -----------------
          restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

     13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment adviser owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

     14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

     15. With respect to the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

     Additional Restrictions. The following are nonfundamental policies of the Fund and the Portfolio. In order to comply with certain statutes and policies the Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

     (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

    (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

   (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

    (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

     (v)  invest for the purpose of exercising control or management;

    (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

                              Portfolio Turnover

The Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolio, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolio's turnover rate is not expected to have a material effect on its income and has been and is expected to be zero for regulatory reporting purposes.

                            Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for the Portfolio are made by the Adviser, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by the Adviser, investments of the type the Portfolio may make may also be made by these other accounts. When the Portfolio and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, the Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Adviser is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser's fees under its agreements with the Portfolio are not reduced by reason of its receiving brokerage services.

                                NET ASSET VALUE

The net asset value ("NAV") per share is calculated on each day on which the Fund is open (each such day being a "Valuation Day").

The NAV per share of the Fund is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The Fund may close early under certain circumstances, as described in the Fund's current Prospectus. The Fund's NAV per share will normally be $1.00.

The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. The Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                      PURCHASE AND REDEMPTION INFORMATION

                              Purchase of Shares

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Bankers Trust, as the Trust's custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. The Trust and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in the Fund closes early, the Fund will cease taking purchase orders at that time.

Another mutual fund investing in the Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

If orders are placed through a Service Agent, it is the responsibility of the Service Agent to transmit the order to buy shares to the Transfer Agent before the applicable Valuation time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.

                             Redemption of Shares

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the 12:00 noon (Eastern time) on a Valuation Day will not receive the dividend declared on the day of redemption; the redemption proceeds normally will be will be delivered to the shareholder's account with the Service Agent on that day. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) on a Valuation Day and prior to the close of the NYSE will receive the dividend declared on the day of the redemption; the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the next day; but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

     .    Your account registration has changed within the last 30 days,

     . The check is being mailed to a different address than the one on your account (record address),

     . The check is being made payable to someone other than the account owner,

     . The redemption proceeds are being transferred to a Deutsche Asset Management account with a different registration, or

     . You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.


                                  Redemptions

The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading in the Fund's primary markets is restricted by applicable rules and regulations of the SEC; (b) the Fund's primary market is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

Each Fund and Portfolio reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or Portfolio.

                     MANAGEMENT OF THE TRUST AND PORTFOLIO

The Trust and the Portfolio are governed by a Board of Trustees which is responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio require employees other than its executive officers. None of the executive officers of the Trust or the Portfolio devotes full time to the affairs of the Trust or the Portfolio.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals are Trustees of the Trust and the Portfolio, up to and including creating separate boards of trustees.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or Portfolio they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trust and the Portfolio, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.


                      Trustees of the Trust and Portfolio

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex/1/; Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.

S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Trustee, Phoenix Zweig Series Trust; Trustee, Phoenix Euclid Market Neutral Fund; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (U.S.A.) International; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco/2/. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF/2/; Director, S.G. Cowen Mutual Funds/2/; Director, Japan Equity Fund, Inc./2/; Director, Thai Capital Fund, Inc./2/; Director, Singapore Fund, Inc.2. His address is 229 South Irving Street, Ridgewood, New Jersey 07450.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee/President of each of the other investment companies advised by Deutsche Asset Management, Inc. or its affiliates; Managing Director, Deutsche Asset Management; Managing Director, Deutsche Banc Alex. Brown Inc.; Director and President, Investment Company Capital Corp. His address is One South Street, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 to present); Member, Investment Committee, Unilever U.S. Pension and Thrift

---------------
/1/ The "Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

Plans (1989 to present)/2/; Retired; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to 2000). His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987). His address is 6581 Ridgewood Drive, Naples, Florida 34108.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank A.G. and its affiliates.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.


                 Officers of the Trust and the Portfolio Trust

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary/Vice President of each of the other investment companies advised by Deutsche Asset Management, Inc. or its affiliates; Director, Deutsche Asset Management; Director, Deutsche Banc Alex.Brown Inc.; Associate General Counsel, Office of the General Counsel, United States Securities and Exchange Commission (1993 to 1998). His address is One South Street, Baltimore, Maryland 21202.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust; Treasurer of each of the other investment companies advised be Deutsche Asset Management, Inc., or its affiliates; Director and Department Head, Deutsche Asset Management since 1998; Senior Manager,
PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

---------------
/2/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

                           Trustee Compensation Table


                                      Aggregate                Aggregate       Total Compensation
                                     Compensation             Compensation            from
Trustee                              from Trust*            From Portfolio**    Fund Complex***
-------------------------------------------------------------------------------------------------
Charles P. Biggar                     $9,088.09                  $846.35               $41,250.00
-------------------------------------------------------------------------------------------------
S. Leland Dill                        $8,997.49                  $837.29               $41,250.00
-------------------------------------------------------------------------------------------------
Martin Gruber                         $9,088.09                  $846.35               $41,250.00
-------------------------------------------------------------------------------------------------
Richard J. Herring                    $9,088.09                  $846.35               $41,250.00
-------------------------------------------------------------------------------------------------
Bruce E. Langton                      $8,997.49                  $837.29               $41,250.00
-------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                  $8,997.49                  $837.29               $41,250.00
-------------------------------------------------------------------------------------------------
Harry Van Benschoten                  $8,737.09                  $811.25               $40,000.00
-------------------------------------------------------------------------------------------------

* The information provided is for the BT Investment Funds, which is comprised of 20 funds, for the year ended December 31, 2000.

** The information provided is for Treasury Money Portfolio for the Portfolio's most recent fiscal year ended December 31, 2000.

*** Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2000.


As of April 9, 2001, the Trustees and Officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

As of April 9, 2001, the following shareholders of record owned 5% or more of the outstanding voting shares of the Fund: Private Bank Sweep, Custody, Attn:
Linda Anderson, 1 BT Plaza 17th Floor, New York, NY 10015 (13.73%). Private Bank Sweep, Investment Advisory, Attn: Linda Anderson, 1 BT Plaza 17th Floor, New York, NY 10015 (9.51%). Vendee 1992-1/Master Reserve, C/O Bankers Trust Company, 3 Park Plaza, 16th Floor, Irving, CA 92614-8505 (9.38%). Cal Fed 88-1 Res, California

Federal Bank, Attn: Treasury Accounting, 135 Main St., 7th Floor, San Francisco, CA 94105-1812 (6.02%). Collection Account, 350 South Grand Ave., 51st Floor,
Attn: Steve Naberhaus, Los Angeles, CA 90071-3406 (5.02%).


                                 Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's adviser, DeAM, Inc., has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.

The Fund's principal underwriter, ICC Distributors, Inc. ("ICC"), has adopted a Code of Ethics applicable to ICC's distribution services to registered investment companies such as the Fund. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each of its Funds by investing all the assets of the Fund in the Portfolio. The Portfolio has retained the services of Deutsche Asset Management, Inc. ("DeAM, Inc.") as Adviser.

DeAM, Inc. is the Fund's investment adviser. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Fund is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc.

Under the Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio. For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned $2,444,003, $3,225,042 and $3,666,082, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $102,809, $90,240 and $52,678, respectively, to the Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and Bankers Trust's administration and services fees, including waivers thereof. The Adviser and the Administrator may not recoup any of their waived investment advisory or administration and services fees.

                                 Administrator

Under its Administration and Services Agreement with the Trust, the Administrator calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the average daily net assets of the Fund.

Under Administration and Services Agreement with the Portfolio, the Administrator calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provide for the Portfolio to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services

Agreement, the Administrator may delegate one or more of its responsibilities to others, including affiliates of ICC Distributors, at the Administrator's expense.

Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deems necessary for the proper administration of the Trust and the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned compensation of $2,234,344, $2,320,731 and $2,129,609, respectively, for administrative and other services provided to the Fund and reimbursed $97,431, $80,550 and $75,550, respectively, to the Fund to cover expenses.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned compensation of $816,008, $1,075,014 and $1,222,027, respectively, for administrative and other services provided to the Portfolio.

                                  Distributor

ICC Distributors is the principal Distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101. In addition to ICC Distributors' duties as Distributor, ICC Distributors and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Fund.

                                 Service Agent

Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Administrator from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, performing shareholder sub-accounting, answering client inquiries regarding the Trust, investing client cash account balances automatically in Fund shares and processing redemption transactions at the request of clients, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, arranging for bank wires and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with the Administrator, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street, New York, New York 10006, serves as Custodian for the Trust pursuant to an administration and services agreement. As Custodian, it holds the Funds' assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Funds for its out-of-pocket expenses.

                                    Expenses

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.


                      Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                           ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Portfolio, in which all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. Upon liquidation of the Fund, shareholders would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.

As of April 9, 2001, no shareholders of record owned 25% or more of the voting securities of the Fund, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

The Fund is designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

The Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that the Fund is a regulated investment company, the Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trust expects the Fund to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolio is not subject to the Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

The Fund declares dividends from its net income daily and pays the dividends monthly. The Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of the Fund's pro rata share of the Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of that Fund. The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of the Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from the Fund during that year. Shareholders should consult their tax advisers to assess the consequences of investing in the Fund under state and local laws and to determine whether dividends paid by the Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

                            PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," and/or "effective yield" for the Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for the Fund.

Yield is a function of the quality, composition and maturity of the securities held by the Portfolio and operating expenses of the Fund and the Portfolio. In particular, the Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of the Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested by the Portfolio in instruments producing higher yields than the balance of the Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of the Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Fund might be compared with, for example, the IBC U.S. Treasury and Repo All Taxable Money Fund Average, which is an average compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money
market mutual funds.   Similarly, the yield of the Fund might be compared with
rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of the Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Fund, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

The yields are then calculated as follows:

        Base Period Return      =       Net Change in Account Value
                                        ---------------------------
                                        Beginning Account Value

        Current Yield           =       Base Period Return x 365/7

        Effective Yield         =       [(1 + Base Period Return)365/7] - 1

For the seven days ended December 31, 2000, the Fund's Current Yield was 5.67% and the Fund's Effective Yield was 5.81%.


                              FINANCIAL STATEMENTS

The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 2000, are incorporated herein by reference to the Fund's Annual Report dated December 31, 2000. A copy of the Fund's Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                    APPENDIX

DESCRIPTION OF RATINGS

Description of S&P corporate bond ratings:

AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch IBCA, Inc. ("Fitch") corporate bond ratings:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:

AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P municipal note ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch commercial paper ratings:

F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:

Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thompson Bank Watch Short-Term Ratings:

T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thompson BankWatch Long-Term Ratings:

AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade

(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2001

Investment Adviser of the Portfolio
DEUTSCHE ASSET MANAGEMENT, INC.
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian and Administrator of the Fund and Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Transfer Agent
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


Cusip #055922405
1680SAI (4/01)

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2001

BT Investment Funds

Cash Management Investment Fund

BT Institutional Funds

Cash Management Institutional Fund
Treasury Money Institutional Fund


BT Investment Funds and BT Institutional Funds (each, a "Trust" and, collectively, the "Trusts") are open-end management investment companies that offer investors a selection of investment portfolios, each having distinct investment objectives and policies. The Cash Management Investment, Cash Management Institutional and Treasury Money Institutional (each a "Fund" and, collectively, the "Funds") are described herein.

The Trusts seek to achieve the investment objectives of the Cash Management Investment Fund, the Cash Management Institutional Fund and the Treasury Money Institutional Fund by investing all the investable assets of the Funds in a diversified open-end management investment company having the same investment objective as such Fund. These investment companies are, respectively, Cash Management Portfolio and Treasury Money Portfolio (collectively, the "Portfolios").

Shares of the Funds are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolios' investment adviser ("Adviser"), and to clients and customers of other organizations.

The Trusts' Prospectuses for the Funds, dated April 30, 2001, provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of the Prospectuses or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trusts at the telephone number listed below or by contacting any Deutsche Asset Management service agent ("Service Agent"). Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trusts' Prospectuses. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December 31, 2000, are incorporated herein by reference to the Annual Report to shareholders for each Fund and each Portfolio dated December 31, 2000. A copy of each Fund's and the corresponding Portfolio's Annual Report may be obtained without charge by calling each Fund at the telephone number listed below.



                        DEUTSCHE ASSET MANAGEMENT, INC.
                               Investment Adviser

                             BANKERS TRUST COMPANY
                        Administrator of the Portfolios

                             ICC DISTRIBUTORS, INC.
                                  Distributor
                                 1-800-730-1313

                   TABLE OF CONTENTS

                                                  PAGE
                                                  ----

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..   1
 Investment Objectives............................   1
 Investment Policies..............................   1
 Additional Risk Factors..........................  16
 Investment Restrictions..........................  17
 Portfolio Turnover...............................  21
 Portfolio Transactions...........................  21
NET ASSET VALUE...................................  22
PURCHASE AND REDEMPTION INFORMATION...............  24
 Purchase of Shares...............................  24
 Redemption of Shares.............................  25
MANAGEMENT OF THE TRUSTS AND PORTFOLIOS...........  26
 Trustees of the Trusts and Portfolios............  27
 Officers of the Trust and the Portfolio Trust....  28
 Trustee Compensation Table.......................  29
 Code of Ethics...................................  31
 Investment Adviser...............................  31
 Administrator....................................  33
 Distributor......................................  34
 Service Agent....................................  34
 Expenses.........................................  35
 Counsel and Independent Accountants..............  35
ORGANIZATION OF THE TRUSTS........................  35
DIVIDENDS AND TAXES...............................  37
 Dividends........................................  37
 Taxation of the Funds and Their Investments......  38
 Taxation of Shareholders.........................  38
PERFORMANCE INFORMATION...........................  39
FINANCIAL STATEMENTS..............................  42
APPENDIX..........................................  43

                                      (i)

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                             Investment Objectives

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

Cash Management Investment seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Cash Management Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Treasury Money Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of direct obligations of the U.S. Treasury and repurchase agreements in respect of those obligations.

                              Investment Policies

Each Fund seeks to achieve its investment objective(s) by investing all of its assets in the corresponding Portfolio, which has the same investment objective as the Fund. Each Trust may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of each Fund will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

Quality and Maturity of the Fund's Securities. Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Adviser, acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by the Portfolios present minimal credit risks. The Adviser will cause each Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

Obligations of Banks and Other Financial Institutions. Each Portfolio may invest in U.S. dollar-denominated investment grade fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Adviser to be of comparable quality]. Obligations of domestic and foreign financial institutions in which the Portfolios may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Portfolios' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Adviser deems the instruments to present minimal credit risk, the Portfolios may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards that those applicable to domestic branches of U.S. banks.

Under normal market conditions, the Portfolios will invest a significant portion of their assets in the bank and other financial institution obligations. The Portfolios' concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolios to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

Commercial Paper. The Portfolios may invest in commercial paper. The Portfolios may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign corporations in order to finance their current operations.

Commercial paper when purchased by the Portfolios must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Adviser to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolios must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

The Portfolios may also invest in variable rate master demand notes. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

Variable Rate Master Demand Notes. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, a Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Adviser, acting under the supervision of the Board of Trustees of a Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the Fund's Securities" herein.)

U.S. Government Obligations. The Portfolios may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Other U.S. government securities the Portfolios may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolios will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolios.

The Portfolios may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

Other Debt Obligations. The Portfolios may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the Portfolios' minimum credit quality standards are comparable in priority and security to other securities of such issuer which have been rated investment grade or, if unrated, are determined by the Adviser to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.

Credit Enhancement. Certain of a Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7, each Portfolio may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

Lending of Portfolio Securities. The Portfolios have the authority to lend, up to 30% of the value of their portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by the Adviser (or its affiliates) and the Adviser may serve as a Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

Repurchase Agreements. The Portfolios may engage in repurchase agreement transactions with members of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Portfolios would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolios to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolios' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolios' holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolios bear a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolios may be delayed in, or prevented from, exercising their rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolios could experience a loss. The Adviser reviews the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Reverse Repurchase Agreements. The Portfolios may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). Each Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time each Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be identified on any day in which the assets fall below the repurchase price (plus accrued interest). Each Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by each Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce each Portfolio's obligation to repurchase the securities, and each Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by each Portfolio.

When-Issued and Delayed-Delivery Securities. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to each Portfolio until settlement takes place.

At the time each Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that each Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If each Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When each Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in each Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Asset-Backed Securities. The Cash Management Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, pools of consumer loans, trade receivables or other types of loans held in a trust. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate-holder generally has no recourse against the entity that originated the loans.

The underlying assets of asset backed securities include assets such as (but not limited to) first lien mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and trade receivables. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which each Portfolio may invest are limited to those which satisfy the requirements of Rule 2a-7.

The yield characteristics of the asset-backed securities in which each Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

Variable Rate Securities. Each Portfolio may invest in long-term maturity securities which are subject to frequently available put option or tender option features under which the holder may put the security back to the issuer or its agent at a predetermined price (generally par) after giving specified notice. The interest rate on a variable rate security changes at intervals according to an index or a formula or other standard measurement as stated in the bond contract. One common method is to calculate the interest rate as a percentage of the rate paid on selected issues of Treasury securities on specified dates. The put option or tender option right is typically available to the investor on a weekly or monthly basis although on some demand securities the investor has a daily right to exercise the put option. Variable rate securities with the put option exercisable on dates on which the variable rate changes are often called "variable rate demand notes." The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and each Portfolio could suffer a loss if the issuer defaults or during periods in which each Portfolio is not entitled to exercise its demand rights. See "Illiquid Securities."

Miscellaneous, Temporary and Anticipatory Instruments. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

Construction Loan Notes. Construction loan notes are secured by mortgage notes insured by the Federal Housing Authority ("FHA"); however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of GNMA to purchase the loan, accompanied by a commitment by the FHA to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. Each Portfolio will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or to provide interim construction financing and are paid from general revenues of the municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Municipal Bonds. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. Each Portfolio may invest in municipal bonds. Municipal bonds include general obligation bonds, revenue bonds, private activity bonds and tender option bonds.

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

Private Activity Bonds. Private activity bonds, which are considered municipal obligations if the interest paid thereon is excluded from gross income for federal income tax purposes and is not a specific tax preference item for federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Adviser determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Adviser may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.


                            Additional Risk Factors

In addition to the risks discussed above, the Portfolios' investments may be subject to the following risk factors:

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Portfolio, a separate registered investment company with the same investment objective as the corresponding Fund. Therefore, an investor's interest in the corresponding Portfolio's securities is indirect. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of a Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in each Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in each Portfolio is available from the Adviser at 1-800-730-1313.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the

Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in a Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the corresponding Portfolio.

Rating Services. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio.
Neither event would require a Portfolio to eliminate the obligation from its portfolio, but the Adviser will consider such an event in its determination of whether a Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                            Investment Restrictions

Fundamental Policies. The following investment restrictions have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever a Fund is requested to vote on a change in the investment restrictions of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

All Funds and Portfolios

Under investment policies adopted by the Trust, on behalf of each Fund, and by the Portfolios, each Fund and each Portfolio may not:

     1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

     2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

     3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that (i) this limitation shall not apply to the purchase of U.S. Government Obligations, (ii) under normal market conditions more than 25% of the total assets of the Cash Management Investment (or Cash Management Portfolio) will be invested in obligations of U.S. and foreign banks and other financial institutions, and provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities. To the extent these securities are illiquid, they will be subject to the Fund's or the Portfolio's 10% limitation on investments in illiquid securities; provided, however, that nothing in this investment
                      -----------------
          restriction shall
          prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

     8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the Cash Management Investment, the Treasury Money Investment (or Cash Management Portfolio and Treasury Money Portfolio), the lending of portfolio securities.

     9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this
                                     -----------------
          investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; provided, however, that nothing in this investment
                      -----------------
          restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment
                    -----------------
          restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

     12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

     13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment adviser owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

     14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.


Additional Restrictions. In order to comply with certain statutes and policies each Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

   (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

   (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

   (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

   (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

   (v)    invest for the purpose of exercising control or management;

   (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

For purposes of diversification under the 1940 Act, identification of the "issuer" of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

                               Portfolio Turnover

Each of the Portfolios may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolios, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolios' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                             Portfolio Transactions

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by the Adviser, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by the Adviser and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Purchases and sales of securities on behalf of the Portfolios usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolios except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, the Adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Adviser is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which the Adviser or its affiliates exercise investment discretion. The Adviser's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

                                NET ASSET VALUE

The net asset value ("NAV") per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The NAV per share of each Fund (except the Cash Management Institutional and Treasury Money Institutional) is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV of the Cash Management Institutional and Treasury Money Institutional is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each time at which the NAV of a Fund is calculated is referred to herein as the "Valuation Time"). If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the corresponding Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's NAV per share will normally be $1.00.

The valuation of each Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

The Portfolios' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of each Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of each Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                      PURCHASE AND REDEMPTION INFORMATION

                               Purchase of Shares

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Bankers Trust, as the BT Investment Funds' custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. BT Investment Funds and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in a Fund closes early, the Fund will cease taking purchase orders at that time.

Another mutual fund investing in the corresponding Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined on each Valuation Day. The minimum initial and subsequent investment amounts are set forth below. The minimum initial investment in each Fund may be allocated in amounts not less than $100,000 per fund in certain funds in the Deutsche Asset Management Family of Funds. Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of each Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent and transmission to Investment Company Capital Corp. ("ICCC"), as Transfer Agent (the "Transfer Agent") of such order. If the purchase order for shares of the Treasury Money Institutional is received by the Service Agent and transmitted to the Transfer Agent prior to 2:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by Bankers Trust, as BT Institutional Funds' custodian (the "Custodian"), the shareholder will receive the dividend declared on that day. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 2:00 p.m. (Eastern time), the shareholder will receive the dividend declared on the following day even if the Custodian receives federal funds on that day. If the purchase order for shares of the Cash

Management Institutional is received by the Service Agent and transmitted to the Transfer Agent prior to 4:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by the Custodian, the shareholder will receive the dividend declared on that day. BT Institutional Funds and the Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you have money invested in a Deutsche Asset Management fund, you can:

 . Mail an account application with a check, . Wire money into your account, . Open an account by exchanging from another Deutsche Asset Management fund, or . Contact your Service Agent or Investment Professional.

                              Redemption of Shares

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Deutsche Asset Management Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Deutsche Asset Management Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

 .  Your account registration has changed within the last 30 days,

 .  The check is being mailed to a different address than the one on your account
   (record address),

 .  The check is being made payable to someone other than the account owner,

 . The redemption proceeds are being transferred to a Deutsche Asset Management account with a different registration, or

 . You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Each Fund and Portfolio reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or portfolio.

                    MANAGEMENT OF THE TRUSTs AND PORTFOLIOS

The Trusts and the Portfolios are governed by their respective Boards of Trustees which are responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trusts and the Portfolios, neither the Trusts nor the Portfolios require employees other than their executive officers. None of the executive officers of the Trusts or the Portfolios devotes full time to the affairs of the Trusts or the Portfolios.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of each Trust or Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of such Trust and Portfolio.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

The Trustees and officers of the Trusts and Portfolios their birthdates, their principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.


                     Trustees of the Trusts and Portfolios

CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex/1/; Retired; formerly Vice President, International Business Machines ("IBM") and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.


S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Trustee, Phoenix Zweig Series Trust; Trustee, Phoenix Euclid Market Neutral Fund; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (U.S.A.) International; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco2. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.


MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF2; Director, S.G. Cowen Mutual Funds2; Director, Japan Equity Fund, Inc.2; Director, Thai Capital Fund, Inc.2; Director, Singapore Fund, Inc.2. His address is 229 South Irving Street, Ridgewood, New Jersey 07450.


---------------------
/1/ The "Fund Complex" consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

RICHARD HALE* (birth date: July 17, 1945) -- Trustee/President of each of the other investment companies advised by Deutsche Asset Management, Inc. or its affiliates; Managing Director, Deutsche Asset Management; Managing Director, Deutsche Banc Alex. Brown Inc.; Director and President, Investment Company Capital Corp. His address is One South Street, Baltimore, Maryland 21202.


RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.


BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992 to present); Member, Investment Committee, Unilever U.S. Pension and Thrift Plans (1989 to present)/2/; Retired; Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to 2000). His address is 99 Jordan Lane, Stamford, Connecticut 06903.


PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.


HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987).
His address is 6581 Ridgewood Drive, Naples, Florida  34108.


-----------------------
/2/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

* "Interested Person" within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank A.G. and its affiliates.


The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent accountants to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.


                 Officers of the Trust and the Portfolio Trust

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary/Vice President of each of the other investment companies advised by Deutsche Asset Management, Inc. or its affiliates; Director, Deutsche Asset Management; Director, Deutsche Banc Alex.Brown Inc.; Associate General Counsel, Office of the General Counsel, United States Securities and Exchange Commission (1993 to 1998). His address is One South Street, Baltimore, Maryland 21202.


CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust; Treasurer of each of the other investment companies advised by Deutsche Asset Management, Inc., or its affiliates; Director and Department Head, Deutsche Asset Management since 1998; Senior Manager,
PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.


                           Trustee Compensation Table


                             Aggregate           Aggregate
                           Compensation         Compensation          Aggregate             Total
                              from BT              from             Compensation         Compensation
                            Investment          Institutional           From                from
Trustee                       Funds*              Funds+             Portfolios**       Fund Complex***
----------------------------------------------------------------------------------------------------------
Charles P. Biggar                 $9088.09              $6770.49          $1,692.69             $41,250.00
----------------------------------------------------------------------------------------------------------
S. Leland Dill                    $8997.49              $6698.01          $1,674.58             $41,250.00
----------------------------------------------------------------------------------------------------------
Martin Gruber                     $9088.09              $6770.49          $1,692.69             $41,250.00
----------------------------------------------------------------------------------------------------------
Richard J. Herring                $9088.09              $6770.49          $1,692.69             $41,250.00
----------------------------------------------------------------------------------------------------------

                             Aggregate           Aggregate
                           Compensation         Compensation          Aggregate             Total
                              from BT              from             Compensation         Compensation
                            Investment          Institutional           From                from
Trustee                       Funds*              Funds+             Portfolios**       Fund Complex***
----------------------------------------------------------------------------------------------------------
Bruce E. Langton                  $8997.49              $6698.01          $1,674.58             $41,250.00
----------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.              $8997.49              $6698.01          $1,674.58             $41,250.00
----------------------------------------------------------------------------------------------------------
Harry Van Benschoten              $8737.09              $6489.69          $1,622.49             $40,000.00
----------------------------------------------------------------------------------------------------------

* The information provided is for the BT Investment Funds, which is comprised of 20 funds, for the year ended December 31, 2000.

+ The information provided is for the BT Institutional Funds which is comprised of 9 funds, for the year ended December 31, 2000.

** The information provided is for Cash Management Portfolio and Treasury Money Portfolio for the Portfolios' most recent fiscal year ended December 31, 2000.

*** Aggregated information is furnished for the Deutsche Asset Management Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2000.

Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.

As of April 9, 2001, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

As of April 9, 2001, the following shareholders of record owned 5% or more of the outstanding shares of Cash Management Investment: Private Bank Sweep Custody Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015 (46.00%). Private Bank Sweep Investment Advisory Linda Anderson, 1 BT Plaza 17th Floor, New York, NY 10015 (41.22%).

As of April 9, 2001, the following shareholders of record owned 5% or more of the outstanding shares of the Cash Management Institutional: Private Bank Sweep Custody-Institutional Cash Mgmt., 1 BT Plaza 17th Floor, New York, NY 10006 (8.90%); First Deposit Master Trust, 88 Kearny Street, San Francisco, CA 94105-5530 (7.95%). Equity 500 Index Portfolio, Attn. Sharon Murray Walker, One BT Plaza 35 Fl, 130 Liberty Street, New York, NY (5.68%).

As of April 9, 2001, the following shareholders of record owned 5% or more of the outstanding shares of Treasury Money Institutional: Apex/AFS Escrow, Attn:
Bill Shaub, 4825 Higbee Ave. NW, Canton, OH 44718-2597 (14.37%); Mill Creek Holdings LTD, C/O Crow Holdings, Attn: Financial Reporting, 2100 McKinney Avenue Suite 700, Dallas, TX 75201-1803 (7.87%). RTC-C8 Reserve Fund, FDIC, 801 17th Street NW Room H-2004, Washington D.C. (6.33%); RTC CHF Distribution, 1776 E. Street NW Room 7042, Washington D.C. (5.81%).

                                 Code of Ethics

The Board of Trustees of each Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Funds' Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Funds' Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Funds' Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.


Each Fund's adviser, Deutsche Asset Management, has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.


Each Fund's principal underwriter, ICC Distributors, Inc. ("ICC"), has adopted a Code of Ethics applicable to ICC's distribution services to registered investment companies such as the Funds. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of each of its Funds by investing all the assets of the Fund in the Portfolio. The Portfolio has retained the services of Deutsche Asset Management, Inc. ("DeAM, Inc.") as Adviser.

DeAM, Inc. is the Fund's investment adviser. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Fund is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc. For the year ended December 31, 2000, Bankers Trust received a fee of 0.15% of each Portfolio's average daily net assets computed daily and paid monthly.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned $12,843,718, $10,613,250 and $8,019,093, respectively, as compensation for investment advisory services provided to Cash Management Portfolio. During the same periods, Bankers Trust reimbursed $1,881,361, $1,445,608 and $1,151,727, respectively, to Cash Management Portfolio to cover expenses.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned $2,444,003, $3,225,042 and $3,666,082, respectively, in compensation for investment advisory services provided to Treasury Money Portfolio. During the same periods, Bankers Trust reimbursed $102,809, $90,240 and $52,678, respectively, to Treasury Money Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and Bankers Trust's administration and services fees, including waivers thereof. The Adviser and the Administrator may not recoup any of their waived investment advisory or administration and services fees.

                                 Administrator

Under its Administration and Services Agreements with the Trusts, Bankers Trust (the "Administrator") calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trusts in all aspects of the administration and operation of the Trusts. The Administration and Services Agreements provides for each Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.55% of the average daily net assets of Cash Management Investment, and 0.05% of the average daily net assets of Cash Management Institutional and Treasury Money Institutional.

Under Administration and Services Agreements with each Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreements provides for each Portfolio to pay Bankers Trust a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreements, Bankers Trust may delegate one or more of its responsibilities to others, including affiliates of ICC Distributors, at Bankers Trust expense.

Under the Administration and Services Agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the respective Board of Trustees of the Trust and each Portfolio reasonably deems necessary for the proper administration of the Trust and each Portfolio. Bankers Trust will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolios), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned compensation of $1,158,351, $1,492,037 and $884,771, respectively, for administrative and other services provided to the Cash Management Investment and reimbursed $42,748, $17,602 and $61,113, respectively, to the Cash Management Investment to cover expenses.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned $1,885,764, $1,492,037 and $1,143,625, respectively, in compensation for administrative and other services provided to Cash Management Institutional. During the same periods, Bankers Trust reimbursed

$284,488, $223,080 and $201,937, respectively, to the Cash Management Institutional to cover expenses.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned $609,422, $861,715 and $1,034,694, respectively, in compensation for administrative and other services provided to Treasury Money Institutional. During the same periods, Bankers Trust reimbursed $174,424, $147,342 and $98,990, respectively, to Treasury Money Institutional to cover expenses.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned compensation of $4,281,239, $3,539,131 and $2,673,031, respectively, for administrative and other services provided to the Cash Management Portfolio.

For the fiscal years ended December 31, 2000, 1999 and 1998, Bankers Trust earned compensation of $816,008, $1,075,014 and $1,222,027, respectively, for administrative and other services provided to the Treasury Money Portfolio.

                                  Distributor

ICC Distributors is the principal distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with Bankers Trust. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

                                 Service Agent

The Administrator acts as a Service Agent pursuant to its Administration and Services Agreements with the Trusts and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Administrator from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trusts, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trusts executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with the Administrator, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street, New York, New York 10006, serves as Custodian for the Trust pursuant to an administration and services agreement. As Custodian, it holds the Funds' assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Funds for its out-of-pocket expenses.


                                    Expenses

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Each Portfolio bears its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.


                      Counsel and Independent Accountants

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to Bankers Trust. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                           ORGANIZATION OF THE TRUSTS

The Trust was organized on July 21, 1986 and the Institutional Trust was organized on March 26, 1990 under the laws of the Commonwealth of Massachusetts. Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the respective Trust. Each Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The interests in each Portfolio are divided into separate series, no series of which has any preference over any other series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The shares of the other series of the Trusts are offered through separate prospectuses and statements of additional information. The Trusts may create and issue additional series of shares. Each Trust's

Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

Each Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trusts. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of such Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or a Trustee. Each Declaration of Trust provides for indemnification from such Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that each Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trusts.

The Cash Management Portfolio and Treasury Money Portfolio were organized as trusts under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of each Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of the Funds' investing in the corresponding Portfolio.

The Trusts are not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of a Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of such Trust's outstanding shares at a meeting called for that purpose.

The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trusts do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees. Upon liquidation of a Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Each series in a Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of a Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

The series of each Portfolio will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series could control the outcome of these votes.

Whenever a Trust is requested to vote on a matter pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the corresponding Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, a Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

As of March 31, 2000, the following shareholders of record owned 25% or more of the voting securities of the Cash Management Investment and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep, Custody Attn. Linda Anderson 1 BT Plaza 17th Floor, New York, NY 10015 (54.872%); Private Bank Sweep Investment Advisory Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015 (30.660%).

As of March 31, 2000, no shareholders of record owned 25% or more of the voting securities of the Cash Management Institutional, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

As of March 31, 2000, no shareholders of record owned 25% or more of the voting securities of the Treasury Money Institutional, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

BT Investment Funds was organized under the name BT Tax-Free Investment Trust and assumed its current name on May 16, 1988.

                              DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations.

                                   Dividends

Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's pro rata share of the corresponding Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs a Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                  Taxation of the Funds and Their Investments

Each Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trusts expect the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolios are not subject to the Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. Each Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the corresponding Fund and the other investors in that Portfolio at the time of such determination.

                            Taxation of Shareholders

As described above the Cash Management Investment and the Treasury Money Fund are designed to provide investors with current income. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Tax Free Money Fund or the NY Tax Free Money Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Shareholders should consult their tax advisers to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                            PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," "effective yield" and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for a Fund.

Yield is a function of the quality, composition and maturity of the securities held by the corresponding Portfolio and operating expenses of a Fund and the corresponding Portfolio. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested by the corresponding Portfolio in instruments producing higher yields than the balance of that Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Cash Management Investment might be compared with, for example, the IBC First Tier All Taxable Money Fund Average, that of the Treasury Money Fund might be compared with IBC U.S.
Treasury and Repo All Taxable Money Fund Average.   Similarly, the yield of a
Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund's corresponding Portfolio at those dates. Annual reports are audited by independent accountants.

From time to time a Fund may quote its performance in terms of "current yield" or "effective yield" in reports or other communications to shareholders or in advertising material.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value. The tax equivalent yields of the Tax Free Money Investment and the NY Tax Free Money Investment are computed by dividing the portion of a Fund's yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

The yields are then calculated as follows:


Base Period Return   =   Net Change in Account Value
                         -----------------------------------
                         Beginning Account Value

Current Yield        =   Base Period Return x 365/7

Effective Yield      =   [(1 + Base Period Return)365/7] - 1

The following table sets forth various measures of the performance for each of the Funds for the seven days ended December 31, 2000.


                            Cash            Cash  Management    Treasury  Money
                    ManagementInvestment     Institutional       Institutional


Current Yield                5.93%               6.45%              6.16%
Effective Yield              6.09%               6.64%              6.33%

___________________________

                              FINANCIAL STATEMENTS

The financial statements for the Funds and the Portfolios for the fiscal year ended December 31, 2000, are incorporated herein by reference to the Funds' Annual Report dated December 31, 2000. A copy of the Funds' Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                    APPENDIX

DESCRIPTION OF RATINGS

Description of S&P corporate bond ratings:
AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

Description of Moody's corporate bond ratings:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Fitch IBCA, Inc. ("Fitch") corporate bond ratings:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

Description of Duff & Phelps' corporate bond ratings:
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Description of S&P's municipal bond ratings:
AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

Description of Moody's municipal bond ratings:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

Description of S&P municipal note ratings:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

Description of Moody's municipal note ratings:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

Description of S&P commercial paper ratings:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

Description of Moody's commercial paper ratings:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

Description of Fitch commercial paper ratings:
F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

Description of Duff & Phelps' commercial paper ratings:

Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Description of Thompson Bank Watch Short-Term Ratings:
T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

Description of Thompson BankWatch Long-Term Ratings:
AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Non-Investment Grade
(Issues regarded as having speculative characteristics in the likelihood of timely repayment of principal and interest.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

Ratings in the Long-Term Debt categories may include a plus (+) or Minus (-) designation, which indicates where within the respective category the issue is placed.

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                  APRIL 30, 2001
Investment Adviser of the Portfolio
DEUTSCHE ASSET MANAGEMENT, INC.
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

Custodian and Administrator of the Fund and Portfolio
BANKERS TRUST COMPANY
130 Liberty Street
(One Bankers Trust Plaza)
New York, NY  10006

Transfer Agent
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

Independent Accountants
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip #055922108
Cusip #055924104
Cusip #055924203
COMBMONSAI  (4/01)

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  April 30, 2001

BT Investment Funds

Quantitative Equity Fund -- Investment Class
Quantitative Equity Fund -- Institutional Class


BT Investment Funds (the `Trust') is an open-end management investment company comprised of several funds. Quantitative Equity Fund (the `Fund') is a separate series of the Trust and offers two classes of shares. The Investment Class shares and Institutional Class shares (individually and collectively referred to as `shares' as the context may require) of the Fund are described in this Statement of Additional Information. The Fund seeks to provide a total return greater than that of the Standard & Poor's Stock Price Index of 500 Common Stocks (the `S&P 500 Index' or the `Index').

As described in the Prospectuses, the Trust seeks the investment objective of the Fund by investing all the investable assets (`Assets') of the Fund in a diversified open-end management investment company having the same investment objective as such Fund. This investment company is the Quantitative Equity Portfolio (the `Portfolio'), which is a series of BT Investment Portfolios.

Shares of the Fund are sold by ICC Distributors, Inc. (`ICC Distributors'), the Trust's Distributor, to private banking, brokerage and institutional clients of Deutsche Asset Management, Inc. (`DeAM, Inc.') and Bankers Trust Company (`Bankers Trust') and its affiliates and to customers of Service Agents. Shares of the Fund may also be sold to employees of DeAM, Inc. and its affiliates, their spouses and minor children.

The Fund's Prospectuses dated April 30, 2001 provide the basic information investors should know before investing. This Statement of Additional Information (`SAI'), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Fund's Prospectuses. You may request a copy of a Prospectus or an additional copy of this SAI free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectuses. The audited financial statements for the Fund for the fiscal period ended December 31, 2000, are incorporated herein by reference to the Annual Report to shareholders for the Fund dated December 31, 2000. A copy of the Fund's Annual Report may be obtained without charge by calling the Service Center.

                               TABLE OF CONTENTS

                                                              Page
                                                              ----

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS.............     1
 Investment Objective.......................................     1
 Investment Policies........................................     1
 Index Futures Contracts and Options on Index Futures.......     7
 Investment Restrictions....................................    18
 Portfolio Transactions and Brokerage Commissions...........    21
PERFORMANCE INFORMATION.....................................    23
 Comparison of Fund Performance.............................    25
 Economic and Market Information............................    25
VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND..    25
 Valuation of Securities....................................    25
 Purchase of Shares.........................................    26
 Redemption of Shares.......................................    27
 Redemptions and Purchases in Kind..........................    28
 Trading in Foreign Securities..............................    29
MANAGEMENT OF THE TRUST AND THE PORTFOLIO...................    30
 Trustees of the Trust and Portfolio........................    30
 Officers of the Trust and the Portfolio Trust..............    32
 Trustee Compensation Table.................................    32
 Code of Ethics.............................................    33
 Investment Adviser.........................................    34
 Administrator..............................................    35
 Custodian and Transfer Agent...............................    36
 Distributor................................................    36
 Service Agent..............................................    36
 Counsel and Independent Auditors...........................    37
ORGANIZATION OF THE TRUST...................................    37
TAXATION....................................................    38
 Taxation of the Fund.......................................    38
 Taxation of the Portfolio..................................    40
 Foreign Securities.........................................    40
 Distributions..............................................    40
 Sale of Shares.............................................    41
 Foreign Withholding Taxes..................................    41
 Backup Withholding.........................................    41
 Foreign Shareholders.......................................    41
 Other Taxation.............................................    41
FINANCIAL STATEMENTS........................................    42
APPENDIX....................................................    43


                INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

The Fund seeks a total return greater than that of the S&P 500 Index. The Fund follows an integrated strategy that utilizes derivative instruments and stocks of the S&P 500 Index along with the stocks of acquisition targets. There can, of course, be no assurance that the Fund will achieve its investment objective.

                              Investment Policies

The Fund seeks its investment objective by investing all of its assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

S&P 500 Index Assets. To match the performance of the S&P 500 Index, the Portfolio invests in one or more of the following instruments: derivative instruments, including futures contracts on the S&P 500 Index, options on common stocks, options on futures, options on indices, and equity swap contracts; Standard & Poor's Depositary Receipts; and shares of S&P 500 Index mutual funds. The Portfolio may also purchase a basket of stocks representing companies included in the S&P 500 Index. Under normal circumstances, the Portfolio expects to expose between 85% and 95% of the net assets of the Portfolio to the S&P 500 Index through investment in these instruments or the underlying stocks of the S&P 500 Index.

When the Portfolio has cash from new investments in the Portfolio or holds a portion of its assets in money market instruments, it may enter into the above instruments to maintain full or near full exposure to the broad equity market. Strategies the Portfolio could use to accomplish this include purchasing futures contracts, writing put options, and purchasing call options. When the Portfolio wishes to sell securities, because of shareholder redemptions or otherwise, it may use stock index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options, and purchasing put options.

The Adviser will choose among the above instruments based on its judgment of how best to meet the Portfolio's goals. In selecting futures and options, the Adviser will assess such factors as current and anticipated stock prices, relative liquidity and price levels in the options and futures markets compared to the securities markets, and the Portfolio's cash flow and cash management needs. If the Adviser judges these factors incorrectly, or if price changes in the Portfolio's futures and options positions are not favorably correlated with those of its other investments, the Portfolio could be hindered in the pursuit of its objective and could suffer losses. The Portfolio could also be exposed to risks if it cannot close out its futures or options positions because of an illiquid secondary market.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies (which may include non-US companies) from several sectors of the economy representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (i.e., the number of shares
                                                   ----
outstanding multiplied by the stock's current price). The composition of the S&P 500 Index is determined by Standard & Poor's Corporation (`S&P') and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

The Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein.

S&P makes no warranty, express or implied, as to the results to be obtained by the Portfolio, owners of the Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and hereby expressly disclaims all such warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.

The ability of the Portfolio to meet its investment objective depends to some extent on the cash flow experienced by the Portfolio, since investments and redemptions by shareholders will generally require the Portfolio to purchase or sell securities. The Adviser will make investment decisions to accommodate cash flow in an attempt to maintain a high correlation with the S&P 500 Index. You should also be aware that the S&P 500 Index is a model portfolio, the performance of which does not take into account any brokerage commissions and other costs or expenses of investing which are borne by the Portfolio. Finally, since with respect to this element of the Portfolio's strategy the Portfolio seeks to track the S&P 500 Index, the Adviser generally will not attempt to judge the merits of any particular stock as an investment.

Merger Arbitrage Assets. To achieve a total return greater than the S&P 500 Index, the Portfolio invests in the equity securities of acquisition targets of publicly announced transactions that are generally structured to include at least 50% cash consideration.

The Portfolio purchases shares of acquisition targets based on specific events that trigger a merger arbitrage opportunity and these shares are sold when the acquisition is consummated or the transaction is abandoned. Merger arbitrage is a specialized investment approach generally designed to profit from the successful completion of proposed mergers, acquisitions and other types of corporate reorganizations. Through this investment strategy the Portfolio seeks to capture the differential between the post bona fide bid stock price of the shares of the acquisition target and the anticipated takeover payout.

Our proprietary quantitative models developed for this strategy provide a disciplined approach to both the timing and quantity of shares purchased of an acquisition target following the public announcement of the acquisition. Our research suggests that different types of bidders (e.g., management, hostile and friendly) lead to different outcomes in merger and acquisition contests and supports the practice of varying the level of our investment in an acquisition target based on the type of bidder.

The Portfolio imposes limits on the amount of its net assets that are invested in any one security at the time of purchase: 5% in any one management buyout transaction, 17% in any one hostile takeover; and 12% in any one friendly transaction. Generally, an acquisition target with a minimum market capitalization of $500 million is used as a guideline, though the Portfolio may purchase shares of corporations with smaller market capitalizations.

Short-Term Instruments. As a reserve for merger arbitrage opportunities and to cover the Portfolio's open positions resulting from its investment in derivative instruments, the Portfolio will invest in short-term instruments. In addition, when advisable to adopt a temporary defensive position in response to extraordinary political, economic or stock-market events, the Portfolio may invest up to 100% of the Portfolio's assets in such short-term instruments. Short-term instruments consist of foreign or domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by Standard & Poor's Rating Services (`S&P') or Aa or higher by Moody's Investors Services, Inc. (`Moody's') or, if unrated, of comparable quality in the opinion of DeAM, Inc.; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent if providing a guarantee, must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of DeAM, Inc. These instruments may be denominated in US dollars or in foreign currencies.

                               Equity Securities

General. The Portfolio may invest in equity securities listed on any domestic or non-US securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, `equity securities' include common stock, preferred stock, trust or limited partnership interests, rights and warrants (to subscribe to or purchase such securities) and convertible securities (consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock).

Common Stocks. Common stocks, the most familiar type of equity securities, represent an equity (i.e., ownership) interest in a corporation. They may or
                     ----
may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, as well as, changes in overall market and economic conditions. This affects the value of the shares of the Portfolio, and thus the value of your investment. Smaller companies are especially sensitive to these factors.

Investments in American, European, Global and International Depository Receipts. The Portfolio may invest in non-US securities in the form of American Depositary Receipts (`ADRs'), European Depositary Receipts (`EDRs'), Global Depositary Receipts (`GDRs') and International Depository Receipts (`IDRs') or other similar securities representing ownership of securities of non-US issuers held in trust by a bank or similar financial institution. ADRs are receipts typically issued by a US bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and IDRs are receipts issued in Europe typically by non-US banking and trust companies that evidence ownership of either foreign or US securities. GDRs are receipts issued by either a US or non-US banking institution evidencing ownership of the underlying non-US securities . Generally, ADRs, in registered form, are designed for use in US securities markets and EDRs, GDRs and IDRs, in bearer form, are designed for use in European and international securities markets. An ADR, EDR, GDR or IDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated. ADRs, EDRs, GDRs and IDRs are alternatives to the purchase of the underlying securities in their national markets and currencies, but are subject to the same risks as the non-US securities to which they relate.

Warrants. The Portfolio may invest in warrants. Warrants are securities that give the holder the right but not the obligation to buy a specified number of shares of common stock at a specified price, which is often higher than the market price at the time of issuance, for a specified period (or in perpetuity). Warrants may be issued in units with other securities or separately, and may be freely transferable and traded on exchanges. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus is a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant.

While the market value of a warrant tends to be more volatile than that of the securities underlying the warrant, changes in the market value of a warrant may not necessarily correlate with that of the underlying security. A warrant ceases to have value if it is not exercised prior to the expiration date, if any, to which the warrant is subject. The purchase of warrants involves a risk that the Portfolio could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Also, warrants do not entitle the holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company.

Preferred Stock.   The Portfolio may invest in preferred stock.  Preferred stock has a preference (i.e., ranks higher) in liquidation (and generally dividends)
                  ----
over common stock but is subordinated (i.e., ranks lower) in liquidation to
                                       ----
fixed income securities. Dividends on preferred stock may be cumulative, and in such cases, all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights moves inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (e.g., common stock) at a fixed price and ratio or upon the
                  ----
occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

All preferred stocks are also subject to the same types of credit risks as corporate bonds. In addition, because preferred stock is subordinate to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Ratings Group (`S&P') and Moody's Investors Service, Inc. (`Moody's') although there is no minimum rating which a preferred stock must have to be an eligible investment for the Portfolio.

Convertible Securities. The Portfolio may invest in convertible securities. A convertible security is a bond or preferred stock which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are generally subordinate to non-convertible debt securities. While providing a fixed income stream, generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

In general, the market value of a convertible security is the greater of its investment value (its value as a fixed income security) or its conversion value (the value of the underlying shares of common stock if the security is converted). Because a convertible security is a fixed income security, its market value generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security also generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

Reserve Assets. As a reserve for changes in allocation in the Portfolio's equity investments and to cover the Portfolio's open positions resulting from its investments in derivative instruments, the Portfolio also invests its assets in money market instruments or money market funds.

Standard & Poor's Depositary Receipts (`SPDRs'). SPDRs represent an ownership interest in a unit investment trust (`UIT') which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the Standard & Poor's Composite Stock Price Index. SPDRs may be obtained from the UIT or purchased in the secondary market as SPDRs listed on the American Stock Exchange. The price of SPDRs is based on the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolio could result in losses on SPDRs.

Securities of the Investment Companies. The Portfolio may invest in securities of other investment companies (including SPDRs) to the extent permitted under the Investment Company Act of 1940, as amended (the `1940 Act'). Presently, under the 1940 Act, the Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets.

The Portfolio will not invest in excess of 10% of its total assets in the aggregate in SPDRs or in excess of 5% of its total assets in SPDRs issued by a single unit investment trust.

Equity Swaps. Swaps are privately negotiated, off-exchange two-party contracts to exchange or swap returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, at specified dates in the future. The Portfolio will invest in equity swap contracts, whereby the counterparty agrees to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500 Index, plus dividends that would have been received on those stocks. The Portfolio agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Portfolio had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Portfolio on the notional amount. Therefore, the Portfolio will generally realize a loss if the value of the S&P 500 Index declines and will generally realize a gain if the value of the S&P 500 Index rises. The Portfolio will enter into equity swap contracts only on a net basis, i.e., where the two parties' obligations are netted out, with the Portfolio paying or receiving, as the case may be, only the net amount of any payments. If there is default by the counterparty to an equity swap contract, the Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction.

Whether the Portfolio's use of equity swap contracts will be successful in achieving its investment objective depends on the Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Portfolio will succeed in pursuing contractual remedies. The Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Portfolio will closely monitor the credit of equity swap contract counterparties in order to minimize this risk. The Portfolio will not use equity swap contracts for leverage.

The Portfolio will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty or its guarantor is rated at least A by Moody's Investor Services (`Moody's') or Standard and Poor's (`S&P'). In addition, the staff of the Securities and Exchange Commission (the `SEC') considers equity swap contracts to be illiquid securities. Consequently, while the staff maintains this position, the Portfolio will not invest in equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Portfolio owns would exceed 15% of the Portfolio's net assets.

              Index Futures Contracts and Options on Index Futures

Futures Contracts on Securities Indices. The Portfolio may also enter into futures contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of US or non-US securities. Index futures may be used for speculative purposes, as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities or to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio or adversely affect the prices of securities which are intended to be purchased at a later date for the Portfolio or as an efficient means of managing allocation between asset classes. An index futures contract may also be entered into to close out or offset an existing futures position.

When used for hedging purposes, each transaction in futures contracts on a securities index involves the establishment of a position which, the Adviser believes, will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Portfolio will rise in value by an amount which approximately offsets the decline in value of the portion of the Portfolio's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of futures contracts may not be achieved or a loss may be realized.

Options on Index Futures Contracts. The Portfolio may purchase and write options on futures contracts with respect to the S&P 500 Index or other equity indices. The purchase of a call option on an Index futures contract is similar in some respects to the purchase of a call option on such an index. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an index or individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the underlying portfolio securities which are the same as or correlate with the security or foreign currency futures contract that is deliverable upon exercise of the option on that futures contract. If the futures price at expiration of the option is below the exercise price specified in the option, the Portfolio will retain the full amount of the net premium (the premium received for writing the option less any commission), which provides a partial hedge against any decline that may have occurred in the Portfolio's holdings.

The writing of a put option on an index futures contract may constitute a partial hedge against increasing prices of the underlying securities or foreign currency that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option net premium, which provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase.

If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the net premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a call or put option on a futures contract with respect to an index is similar in some respects to the purchase of a call or protective put option on an index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of declining securities values.

The amount of risk the Portfolio assumes when it purchases an option on an index futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

                         Derivative Securities: Options

Options on Securities. The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities (`covered options') in an attempt to increase income. The Portfolio may purchase and write (sell) put and call options on securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

However, in return for the premium, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio. All options written by the Portfolio are `covered.' The Portfolio may only engage in exchange-traded options transactions.

A call option written by the Portfolio is `covered' if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call option on the same security and in the same principal amount as the written call option where the exercise price of the call option so held (a) is equal to or less than the exercise price of the written call option or (b) is greater than the exercise price of the written call option if the difference is segregated by the Portfolio in cash or liquid securities.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the `exercise price') by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission (`net premium'), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Portfolio may continue to hold a security which might otherwise have been sold to protect against depreciation in the market price of the security.

A put option written by the Portfolio is `covered' when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken. When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the net premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a `closing purchase transaction.' The Portfolio will realize a profit or loss on a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Portfolio, may enter into a `closing sale transaction' which involves liquidating the Portfolio's position by selling the option previously purchased. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received.

The Portfolio may also purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (`protective puts') or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the Portfolio at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may enter into closing transactions in order to offset an open option position prior to exercise or expiration by selling an option it has purchased or by entering into an offsetting option. If the Portfolio cannot effect closing transactions, it may have to retain a security in its portfolio it would otherwise sell or deliver a security it would otherwise retain. The Portfolio may purchase and sell options traded on recognized foreign exchanges. The Portfolio may also purchase and sell options traded on US exchanges and, to the extent permitted by law, options traded over-the-counter.

The Portfolio may also engage in options transactions in the over-the-counter (`OTC') market with broker-dealers who make markets in these options. The Portfolio will engage in OTC options only with broker-dealers deemed by the Adviser to be creditworthy. The ability to terminate OTC option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from a counter party approved for these purposes by the Adviser. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions.

Options on Securities Indices. The Portfolio may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index, fluctuating with changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the NYSE Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry or market segment.

Options on securities indices are similar to options on securities except that
(1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash `exercise settlement amount' equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed `index multiplier.' Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.

Over-the-Counter Options. The Portfolio may purchase over-the-counter (`OTC') or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Options Clearing Corporation (`OCC'), assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only be exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolio will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

Certificates of Deposit and Banker's Acceptances. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then `accepted' by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings see Appendix.

US Government Obligations. The Portfolio may invest in obligations issued or guaranteed by the US government and include: (1) direct obligations of the US Treasury and (2) obligations issued by US government agencies and instrumentalities. Included among direct obligations of the US are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the US are: instruments that are supported by the full faith and credit of the US (such as certificates issued by the Government National Mortgage Association (`GNMA' or `Ginnie Mae')); instruments that are supported by the right of the issuer to borrow from the US Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association (`FNMA' or `Fannie Mae') and Federal Home Loan Mortgage Corporation (`FHLMC' or `Freddie Mac')).

Other US government securities the Portfolio may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the US, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the US government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolio will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolio.

                   Additional Limitations and Risk Contracts

Foreign Securities. Although the Portfolio intends to invest primarily in securities of US companies, the Portfolio may hold securities of non-US issuers and investors should realize that the value of the Portfolio's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the US economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to US companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with US and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in US dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Portfolio's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange, the Portfolio is authorized to enter into certain foreign currency exchange transactions.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange, Inc. (the `NYSE'). Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of US companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of US issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Portfolio normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

Asset Coverage. The Portfolio will cover its transactions in futures and related options, as well as in when-issued and delayed delivery, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid assets with the Portfolio's custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

Special Information Concerning Master-Feeder Fund Structure. Unlike other open-end management companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in its Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to a Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sale commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences might result in differences in returns 0experienced by investors in the different funds that invest in the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting the Deutsche Asset Management Service Center at 1-800-730-1313.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.

Small funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro-rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds with large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolios could have effective voting control of the operation of the
Portfolios.   Whenever the Trust is requested to vote in matters pertaining to the Portfolio, the Trust will, except as permitted by the SEC, hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution `in kind' of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax and other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are some other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investments from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retention of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

Rating Services. The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, DeAM, Inc. also makes its own evaluation of these securities, subject to review by the Board of Trustees of the Trust (the `Board of Trustees'). After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but DeAM, Inc. will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings is included in the Appendix to this SAI.

                   Other Investments and Investment Practices

Illiquid Securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the `1933 Act'), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-US securities[, municipal securities] and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a `safe harbor' from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Portfolio's limit on the purchase of illiquid securities unless the Adviser determines that the Rule

144A Securities are liquid. In reaching liquidity decisions, the Adviser may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Portfolio. The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a `when, as and if issued' basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Portfolio until settlement takes place.

At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Repurchase Agreements. The Portfolio may engage in repurchase agreement transactions with member banks of the Federal Reserve System, certain non-US banks and certain non-bank dealers, including governmental securities dealers approved by the Portfolio's Board of Trustees.

Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolio may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss. The Adviser reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

Lending of Portfolio Securities. The Portfolio has the authority to lend up to 30% of the total value of its portfolio securities to brokers, dealers and other financial organizations. These loans must be secured continuously by cash or securities issued or guaranteed by the United States government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities on loans plus accrued income. The Portfolio will not lend securities to Bankers Trust, ICC Distributors or their affiliates. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and US government obligations are used as collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by DeAM, Inc. (or its affiliates) and DeAM, Inc. may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.


                            Investment Restrictions

Fundamental Policies. The following investment restrictions are `fundamental policies' of the Fund and the Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a `majority of the outstanding voting securities' of the Fund or the Portfolio, as the case may be. `Majority of the outstanding voting securities' under the 1940 Act, and as used in this SAI and the Prospectuses, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or
(ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by that Fund's shareholders.

As a matter of fundamental policy, the Portfolio (or Fund) may not (except that no investment restriction of the Fund shall prevent it from investing all of its assets in an open-end investment company with substantially the same investment objective):

(1) borrow money (including through reverse repurchase agreements or dollar roll transactions), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets. The Portfolio (Fund) may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

(2) underwrite securities issued by other persons except insofar as the Portfolio (Trust or Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

(3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

(4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust or Fund) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

(5) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

Additional Restrictions. The following are non-fundamental policies. In order to comply with certain statutes and policies, the Portfolio (or the Trust on behalf of the Fund), will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

(i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(ii) sell securities it does not own (short sales) such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Portfolio (Fund), and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Portfolio's (Fund's) net assets or 2.0% of the securities of any class of any US issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities that the Portfolio (Fund)contemporaneously owns or where the Portfolio
       (Fund) has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Portfolio (Fund) currently does not intend to engage in short selling);

(iii) invest for the purpose of exercising control or management of another company;

(iv) purchase securities issued by any investment company (except when such purchase, though not made in the open market, is part of a plan of merger or consolidation); if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) (except the Portfolio (Fund) may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) (except the Portfolio (Fund) may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund);

(v) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Trustees to be liquid);

(vi) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the OCC, except for put and call options issued by non-US entities or listed on non-US securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio
       (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio
       (Fund) establishes a segregated account with its custodian consisting of cash or short-term US government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

(vii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-US entities or listed on non-US securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon, other than options on stocks, held at any time do not exceed 5% of the Portfolio's (Fund's) net assets.

There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment, or any other later change.

                Portfolio Transactions and Brokerage Commissions

The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, DeAM, Inc. or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term `research, market or statistical information' includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of DeAM, Inc. as a factor in the selection of broker-dealers to execute portfolio transactions. DeAM, Inc. will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. DeAM, Inc. may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the management of the Portfolio that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolio, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.

In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

For the fiscal year ended December 31, 2000, the Fund incurred commissions in the amount of $8,584.

Until January 1, 2000, the Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. For the period March 31, 1999 to December 31, 1999, the Fund incurred brokerage commissions in the amount of $2,449. For the same period, the Fund did not pay brokerage commissions to any affiliate of the Fund.

For the period March 31, 1999 to December 31, 1999, the Fund incurred commissions in the amount of $609 in connection with trades executed through BT Futures, an affiliate of the Fund.

                            PERFORMANCE INFORMATION

Performance information may include the Fund's investment results and/or comparisons of its investment results to the S&P 500 Index, or various other unmanaged indices or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a total rate of return basis in the manner set forth in this SAI. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line, and Morningstar, Inc.

The Trust may provide period and average annualized `total return' quotations for the shares. The shares' `total return' refers to the change in the value of an investment in the shares over a stated period based on any change in net asset value per share and including the value of any shares purchased with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested. Because of the compounding effect, an annualized total return will be higher than a period total return if the period is shorter than one year.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the shares' expenses. In addition, during certain periods for which total return may be provided the adviser and administrator have contractually agreed to waive portions of their fees. Such waivers will have the effect of increasing shares' net income (and therefore its total return) during the period such waivers are in effect.

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. Mutual fund performance is commonly measured as total return and/or yield. The Fund's performance is affected by its expenses. These performance figures are calculated in the following manner:

Yield: Yield refers to the income generated by an investment in a Fund over a given period of time, expressed as an annual percentage rate. Yields for the Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value (`NAV') per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.

Income calculated for the purposes of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

Total return: Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains.
A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total return calculations smooth out variations in performance; they are not the same as actual year-by-year results. Average annual total returns covering periods of less than one year assume that performance will remain constant for the rest of the year. The Fund's average annual total return will be calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.

Performance Results: Total returns and yields are based on past results and are not an indication of future performance. Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the NAV and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

                         Comparison of Fund Performance

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following: Asian Wall Street Journal, Barron's, Business Week, Changing Times, Consumer Digest, Financial Times, Financial World, Forbes, Fortune, Global Investor, Investor's Daily, Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, Money, Morningstar Inc., New York Times, Personal Investing News, Personal Investor, Success, US News and World Report, ValueLine, Wall Street Journal, Weisenberger Investment Companies Services, Working Women.

                        Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (`ICI').

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

                            Valuation of Securities

The net asset value (`NAV') per share is calculated once on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the `Valuation Time'). The NAV per share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities attributable to the shares, by the total number of shares outstanding as of the Valuation Time. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Board of Trustees believes accurately reflects fair value.

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by DeAM, Inc. pursuant to procedures adopted by the Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 (`FRR 1' (formerly Accounting Series Release No. 113)) which concludes that there is `no automatic formula' for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

     type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that the Portfolio purchases securities which are restricted as to resale or for which current market quotations are not readily available, the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.

                               Purchase of Shares

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares of the Fund are only through Service Agents. Shares may also be sold to employees of DeAM, Inc. and its affiliates, their spouses and minor children. Investors who are customers of Service Agents should contact their Service Agent with respect to a proposed investment and then follow the procedures adopted by the Service Agent for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions.

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the `Transfer Agent'), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Fund and the Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the `Custodian') purchase payments by 4:00 p.m. Eastern time the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Investment Company Capital Corporation (`ICCC'), an affiliation is the Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with ICCC to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of federal funds.

The Trust and the transfer agent have authorized one or more Service Agents to accept on the Trust's behalf purchase and redemption orders. Such Service Agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Transfer Agent will be deemed to have received a purchase or redemption order when an authorized Service Agent or, if applicable, a Service Agent's authorized designee, accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized Service Agent or the Service Agent's authorized designee.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

The Transfer Agent must receive payment within one business day after an order for Shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

The Fund and its service providers reserve the right to, from time to time in their discretion, waive or reduce the investment minimums.

                              Redemption of Shares

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by their Transfer Agent and the shareholder's Service Agent. Redemption requests for Shares received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

                       Redemptions and Purchases in Kind

The Trust, on behalf of the Fund, and the Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund and the Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under `Net Asset Value' as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Adviser, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under `Net Asset Value' as of the day the Fund receives the securities. This may be a taxable transaction to the shareholder. (Consult your tax adviser for further tax guidance.) Securities may be accepted in payment for shares only if they are, in the judgment of DeAM, Inc., appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of the market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

Each Fund and Portfolio reserves the right to redeem all of its shares, if the Funds' and/or Portfolios' Board of Trustees vote to liquidate and terminate the Fund or Portfolio.

                         Trading in Foreign Securities

Trading in foreign cities may be completed at times that vary from the closing of NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Similarly, foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rates.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                   MANAGEMENT OF THE TRUST AND THE PORTFOLIO

The affairs of the Trust and the Portfolio are managed under the supervision of the Board of Trustees. By virtue of the responsibilities assumed by Bankers Trust, the administrator of the Trust, the Trust does not require employees other than its executive officers. None of the executive officers of the Trust devotes full time to the affairs of the Trust or the Portfolio.

The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Trust and the Portfolio. In addition, the Trustees review contractual arrangements with companies that provide services to the Portfolio and review the Fund's performance.

The Trustees and officers of the Trust and Portfolio, their birth dates and their principal occupations during the past five years are set forth in the next section. Their titles may have varied during that period.

                      Trustees of the Trust and Portfolio


CHARLES P. BIGGAR (birth date: October 13, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex/1/; Retired; formerly Vice President, International Business Machines (`IBM') and President, National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514.


S. LELAND DILL (birth date: March 28, 1930) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Partner, KPMG Peat Marwick; Director, Vintners International Company Inc.; Director, Coutts (USA) International; Trustee, Phoenix Zweig Series Trust; Trustee, Phoenix Euclid Market Neutral Fund; Director, Coutts Trust Holdings Ltd., Director, Coutts Group; General Partner, Pemco2. His address is 5070 North Ocean Drive, Singer Island, Florida 33404.

MARTIN J. GRUBER (birth date: July 15, 1937) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964); Trustee, CREF/2/; Director, S.G. Cowen Mutual Funds/2/; Director, Japan Equity Fund, Inc./2/; Director,


--------------
/1/ The `Fund Complex' consists of BT Investment Funds, BT Institutional Funds,
    BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

Taiwan Equity Fund, Inc./2/ His address is 229 South Irving Street, Ridgewood, New Jersey 07450.


RICHARD HALE* (birth date: July 17, 1945) -- Trustee/President of each of the other investment companies advised by Deutsche Asset Management, Inc. or its affiliates; Managing Director, Deutsche Asset Management; Managing Director, Deutsche Banc Alex. Brown Inc.; Director and President, Investment Company Capital Corp. His address is One South Street, Baltimore, Maryland 21202.

RICHARD J. HERRING (birth date: February 18, 1946) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since 1972). His address is 325 South Roberts Road, Bryn Mawr, Pennsylvania 19010.

BRUCE E. LANGTON (birth date: May 10, 1931) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; formerly Assistant Treasurer of IBM Corporation (until 1986); Trustee and Member, Investment Operations Committee, Allmerica Financial Mutual Funds (1992-present); Member, Investment Committee, Unilever US Pension and Thrift Plans (1989 to present)/3/ Retired, Director, TWA Pilots Directed Account Plan and 401(k) Plan (1988 to 2000)/2/. His address is 99 Jordan Lane, Stamford, Connecticut 06903.

PHILIP SAUNDERS, JR. (birth date: October 11, 1935) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Principal, Philip Saunders Associates (Economic and Financial Consulting); former Director, Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is Philip Saunders Associates, 445 Glen Road, Weston, Massachusetts 02493.

HARRY VAN BENSCHOTEN (birth date: February 18, 1928) -- Trustee of the Trust and Portfolio Trust; Trustee of each of the other investment companies in the Fund Complex; Retired; Corporate Vice President, Newmont Mining Corporation (prior to
1987); Director, Canada Life Insurance Corporation of New York (since 1987).
His address is 6581 Ridgewood Drive, Naples, Florida  34108.

* `Interested Person' within the meaning of Section 2(a)(19) of the Act. Mr. Hale is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates.

----------------
/2/ An investment company registered under the 1940 Act.

/3/ A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

The Board has an Audit Committee that meets with the Trust's and the Portfolio Trust's independent auditors to review the financial statements of the Trust and Portfolio Trust, the adequacy of internal controls and the accounting procedures and policies of the Trust and Portfolio Trust. Each member of the Board except Mr. Hale also is a member of the Audit Committee.

                 Officers of the Trust and the Portfolio Trust

RICHARD HALE* (birth date: July 17, 1945) -- Trustee/President of each of the other investment companies advised by Deutsche Asset Management, Inc. or its affiliates; Managing Director, Deutsche Asset Management; Managing Director, Deutsche Banc Alex. Brown Inc.; Director and President, Investment Company Capital Corp. His address is One South Street, Baltimore, Maryland 21202.

DANIEL O. HIRSCH (birth date: March 27, 1954) -- Secretary/Vice President of each of the other investment companies advised by Deutsche Asset Management, Inc.or it affiliates; Director, Deutsche Asset Management; Director, Deutsche Banc Alex.Brown Inc.; Associate General Counsel, Office of the General Counsel, United States Securities and Exchange Commission (1993 to 1998). His address is One South Street, Baltimore, Maryland 21202.

CHARLES A. RIZZO (birth date: August 5, 1957) Treasurer of the Trust and Portfolio Trust; Vice President and Department Head, Deutsche Asset Management since 1998; Senior Manager, PricewaterhouseCoopers LLP from 1993 to 1998. His address is One South Street, Baltimore, MD 21202.

Messrs. Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

No director, officer or employee of ICC Distributors, Inc. or any of its affiliates will receive any compensation from the Trust for serving as an officer or Trustee of the Trust.

                           Trustee Compensation Table


                                                                            Aggregate            Total Compensation
                            Aggregate Compensation                         Compensation              from  Fund
Trustee                         from Trust*                               From Portfolio**           Complex***
-----------------------------------------------------------------------------------------------------------------
Charles P. Biggar                             $9,088.09                      $208.34                      $41,250
-----------------------------------------------------------------------------------------------------------------
S. Leland Dill                                $8,997.49                      $208.34                      $41,250
-----------------------------------------------------------------------------------------------------------------
Martin Gruber                                 $9,088.09                      $208.34                      $41,250
-----------------------------------------------------------------------------------------------------------------
Richard J. Herring                            $9,088.09                      $208.34                      $41,250
-----------------------------------------------------------------------------------------------------------------
Bruce E. Langton                              $8,997.49                      $208.34                      $41,250
-----------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                          $8,997.49                      $208.34                      $41,250
-----------------------------------------------------------------------------------------------------------------
HarryVan Benschoten                           $8,737.09                      $208.34                      $40,000
-----------------------------------------------------------------------------------------------------------------

-----------
/4/  An investment company registered under the 1940 Act.

* The information provided is for the BT Investment Funds, which is comprised of 20 funds, for the year ended December 31, 2000.

** The information provided is for Quantitative Equity Portfolio for the Portfolio's most recent fiscal year ended December 31, 2000.

** Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2000.

As of March 31, 2001, the Trustees and Officers of the Fund and the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

As of March 31, 2001, the following shareholders of record owned 5% or more of the outstanding voting shares of Quantitative Equity - Investment Class:
National Financial Services Corporation, For Exclusive Benefit of our Customers, Attn Mutual Funds, PO Box 3908, Church Street Station, New York, NY 10008-3908 (85.73%).

As of March 31, 2001, the following shareholders of record owned 5% or more of the outstanding voting shares of Quantitative Equity - Institutional Class:
National Investors Services Corporation, For Exclusive Benefit of our Customers, 55 Water Street 32nd Floor, New York, NY 10041-3299 (65.92%); National Financial Services Corporation, For Exclusive Benefit of our Customers, Attn Mutual Funds, PO Box 3908, Church Street Station, New York, NY 10008-3908 (16.63%); Bankers Trust Co, FBO 2406902424, PO Box 9005, New York, NY 10007 (15.02%).

                                 Code of Ethics

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading `blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short-term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's adviser, DeAM, Inc., has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including `blackout periods' and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to US public offerings) and requires prior approval for purchases of securities in private placements.

The Fund's principal underwriter, ICC Distributors, Inc. (`ICC'), is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1 (c)(3) under the 1940 Act.

                               Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objectives of the Fund by investing all the assets of the Fund in the Portfolio.

The Shareholders and the Trustees approved a proposal to change the adviser from Bankers Trust to Deutsche Asset Management, Inc. (`DeAM, Inc.'). Under the new advisory agreement with DeAM, Inc., the service provided by DeAM, Inc. is the same as under the advisory agreement with Bankers Trust. There will be no change in portfolio managers, fund operations or management oversight of the Fund as a result of the change in the advisor. As of April 30, 2001, DeAM, Inc. is the investment adviser.

Bankers Trust and DeAM, Inc. are indirect wholly-owned subsidiaries of Deutsche Bank AG. Deutsche Bank AG is a banking company with limited liability organized under the Federal Republic of Germany. Deutsche Bank AG is the parent company of a group consisting of banks, consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, research and consultancy companies and other domestic and foreign companies.

Deutsche Asset Management, Inc.,130 Liberty Street, New York, New York 10006, acts as the investment adviser to the Portfolio pursuant to the terms of Investment Advisory Agreement. The Adviser supervises and assists in the management of the assets of the Portfolio and furnishes the Portfolio with research, statistical, advisory and managerial services. The Adviser pays the ordinary office expenses of the Portfolio and the compensation, if any, of all officers and employees of the Portfolio and all Trustees who are "interested persons" (as defined in the 1940 Act) of the Adviser.

Under its Investment Advisory Agreement, DeAM, Inc. receives a fee from the Portfolio computed daily and paid monthly at the annual rate of 0.50% of the average daily net assets of the Portfolio. Under certain circumstances DeAM, Inc. has agreed to pay fees to certain securities brokers, dealers and other entities that facilitate the sale of Fund shares, and in connection therewith provide administrative, shareholder, or distribution-related services to the Fund or its shareholders. Fees paid to entities that administer mutual fund `supermarkets' may be higher than fees paid for other types of services.

Until January 1, 2000, the Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. For the fiscal year ended December 31, 2000 and the period March 31, 1999 to December 31, 1999, Bankers Trust earned $16,930 and $6,366, respectively, as compensation for investment advisory services provided to the Fund. During the same periods, Bankers Trust reimbursed $36,618 and $142,798 to the portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees.


                                 Administrator

Under its Administration and Services Agreement with the Portfolio, Bankers Trust (the `Administrator') calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay the Administrator a fee computed daily and paid monthly at the rate of 0.05% of the average daily net assets of the Portfolio. Under the Administration and Services Agreement, the Administrator may delegate one or more of its responsibilities to others at the Administrator's expense.

Under its Administration and Services Agreement with the Trust, the Administrator calculates the value of the assets of the Fund and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Fund. The Administration and Services Agreement provides for the Fund to pay the Administrator a fee computed daily and paid monthly at the rate of 0.30% of the average daily net assets of the Investment Class of the Fund. The Administration and Services Agreement provides for the Fund to pay the Administrator a fee computed daily and paid monthly at the rate of 0.15% of the average daily net assets of the Institutional Class of the Fund. Under the Administration and Services Agreement, the Administrator may delegate one or more of its responsibilities to others at the Administrator expense.

Until January 1, 2000, the Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. For the fiscal year ended December 31, 2000, and the period March 31, 1999 to December 31, 1999, Bankers Trust earned $8,926 and $7,201, respectively, as compensation for administration and services provided to the Fund. During the fiscal year ended December 31, 2000, and the period March 31, 1999 to December 31, 1999, Bankers Trust reimbursed $75,383 and $142,798 respectively, to the Fund to cover expenses.

For the year ended December 31, 2000, Bankers Trust earned $2,558 in compensation for administrative and other services provided to the portfolio

Under the Administration and Services Agreement, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the

Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

                          Custodian and Transfer Agent

Bankers Trust, 130 Liberty Street, New York, New York 10006, an affiliation, serves as Custodian for the Trust and the Portfolio pursuant to an administration and services agreement. As Custodian, it holds the Fund's and Portfolio's assets. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. (`ICCC'), One South Street, Baltimore, Maryland, 21202, an affiliation, serves as transfer agent of the Trust and of the Portfolio pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses.


                                  Distributor

ICC Distributors, Inc. (`ICD') is the principal distributor for shares of the Funds. ICD is a registered broker/dealer and is unaffiliated with the Adviser and the Administrator. The principal business address of ICD is Two Portland Square, Portland, Maine 04101. In addition to ICD's Distributors' duties as distributor, ICD and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Funds.

                                 Service Agent

The Transfer Agent acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by The Transfer Agent from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with The Transfer Agent, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                        Counsel and Independent Auditors

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and the Portfolio. Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market St., Philadelphia, Pennsylvania 19103, acts as Independent Auditors of the Fund and the Portfolio.

                           ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986, under the name BT Tax-Free Investment Trust, and assumed its current name on May 16, 1988. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. Trustees of the Trust established and designated one class of shares of beneficial interest of the Fund. The Trust reserves the right to add additional series in the future. The Trust also reserves the right to issue additional classes of shares of the Fund. No series of shares will have any preference over any other series.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The shares of the series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held.

As of March 31, 2001, the following shareholder of record owned 25% or more of the voting securities of Quantitative Equity - Investment Class, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders:
National Financial Services Corporation, For Exclusive Benefit of our Customers, Attn Mutual Funds, PO Box 3908, Church Street Station, New York, NY 10008-3908 (85.73%).

As of March 31, 2001, the following shareholder of record owned 25% or more of the voting securities of Quantitative Equity - Institutional Class, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: National Investors Services Corporation, For Exclusive Benefit of our Customers, 55 Water Street 32nd Floor, New York, NY 10041-3299 (65.92%).

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

The Trust is an entity commonly known as a `Massachusetts business trust.' Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

Whenever the Trust is requested to vote on matters pertaining to the Fund, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, which if made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of the investors in the Fund, the Trust will cast all of its votes in the same proportion as votes in all its shares at the Fund meeting, other investors with a greater pro rata ownership of the Fund could have effective voting control of the operations of the Fund.

                                    TAXATION

                              Taxation of the Fund

The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Fund must, among other things:
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), US government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than US government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, the Fund will not be subject to US federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of:

(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year;
(2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(3) any ordinary income and capital gains for previous years that were not distributed during those years.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Fund shareholders will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisers as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

                           Taxation of the Portfolio

The Portfolio is not subject to federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

                               Foreign Securities

Income from investments in foreign securities may be subject to foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries will vary.

If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by its shareholders. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the Fund's shareholders, and the Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Fund shareholders will be notified after the close of the Fund's taxable year whether the foreign taxes paid will `pass through' for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year generally will be subject to a separate limitation for `passive income,' which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as US source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

                                 Distributions

Dividends paid out of the Fund's investment company taxable income will be taxable to a US shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. The Taxpayer Relief Act of 1997 created additional categories of capital gains taxable at different rates. The categories of gain and related rates will be passed through to shareholders in capital gain dividends. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the US federal tax status of distributions.

                                 Sale of Shares

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                           Foreign Withholding Taxes

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               Backup Withholding

The Fund may be required to withhold US federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's US federal income tax liability.

                              Foreign Shareholders

The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described in this SAI. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                 Other Taxation

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Fund shareholders may be subject to state and local taxes on the Fund's distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

                              FINANCIAL STATEMENTS

The audited financial statements for the Fund for the fiscal year ended December 31, 2000, are incorporated herein by reference to the Annual Report to shareholders of the Fund dated December 31, 2000 (File Nos. 33-07404 and 811-
4760). A copy of the Annual Report may be obtained without charge by contacting the Deutsche Asset Management Service Center at 1-800-730-1313.

                                    APPENDIX

S&P'S Commercial Paper Ratings:

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within it's a classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt ratings is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward tread. Typically, the issuer is a strong company in a well-established industry and has superior management.

Moody's Commercial Paper Ratings:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Fitch Investors Service and Duff & Phelps Commercial Paper Ratings:

Commercial paper rated `Fitch-1' is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. `Fitch-2' is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

Commercial paper issued rated `Duff 1' by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated `Duff 2' have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors and good access to capital markets.

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                  APRIL 30, 2001


Investment Adviser
DEUTSCHE ASSET MANAGEMENT, INC.
130 Liberty Street
New York, NY  10006

Administrator and Custodian
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006

Distributor
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101

Transfer Agent
INVESTMENT COMPANY CAPITAL CORPORATION
One South Street
Baltimore, Maryland 21202

Independent Auditors
ERNST & YOUNG LLP
Two Commerce Square, Suite 4000
2001 Market Street
Philadelphia, PA 19103

Counsel
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)         Declaration of Trust dated July 21, 1986; 1
   (i)      Supplement to Declaration of Trust dated October 20, 1986; 1
  (ii)      Second Supplement to Declaration of Trust dated May 16, 1988; 1
(b)         By-Laws; 1
(c)         Incorporated by reference to Exhibit (b) above;
(d)         Investment Advisory Contract on behalf of Global Equity; 20;
            Investment Advisory Contract on behalf of Tax Free Money Investment Fund and New York Tax Free Money Investment Fund dated April 27, 2001 - filed herewith;
(e)         Distribution Agreement dated August 11, 1998; 5
   (i)      Appendix A dated March 30, 2001, to Distribution
            Agreement; 22
(f)         Bonus or Profit Sharing Contracts - Not applicable;
(g)         Custodian Agreement dated July 1, 1996; 2
   (i)      Cash Services Addendum to Custodian Agreement dated
            December 18, 1997; 4
  (ii) Amendment No.9 to Exhibit A of the Custodian Agreement dated April 27, 2001 - filed herewith;
(h)         Administration and Services Agreement dated October 28, 1992; 8
   (i) Exhibit D to the Administration and Services Agreement as of October 28, 1992, as revised April 27, 2001 -filed herewith;
  (ii) Agreement to Provide Shareholder Services for BT Preservation Plus Income Fund as of June 10, 1998; 5
 (iii) Shareholder Services Plan for BT Preservation Plus Income Fund as of June 10, 1998; 5
  (iv)      Expense Limitation Agreement dated April 27, 2001 - filed herewith;
   (v) Transfer Agency Agreement dated October 1, 2000 with Investment Company Capital Corp.; 19
(i)         Legal Opinion - Not applicable;
(j)         Consent of Independent Accountants - Filed herewith;
(k)         Omitted Financial Statements - Not applicable;
(l)         Initial Capital Agreements - Not applicable;
(m)         Rule 12b-1 Plans - "form of"; 22
(n)         Not applicable.
(o)         Rule 18f-3 Plan, as amended; 22
(p)(i)      Fund Code of Ethics; 16
  (ii)      Adviser Code of Ethics - filed herewith.

___________________________________

1. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("Commission") on July 31, 1995.

2. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.

3. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.

4. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.

5. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the Commission on November 25, 1998.

6. Incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.

9. Incorporated by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement as filed with the Commission on March 15, 1999.

10. Incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement as filed with the Commission on July 29, 1999.

11. Incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement as filed with the Commission on October 22, 1999.

12. Incorporated by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement as filed with the Commission on December 23, 1999.

13. Incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement as filed with the Commission on January 28, 2000.

14. Incorporated by reference to Post-Effective Amendment No. 68 to Registrant's Registration Statement as filed with the Commission on April 28, 2000.

15. Incorporated by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement as filed with the Commission on May 1, 2000.

16. Incorporated by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement as filed with the Commission on June 26, 2000.

17. Incorporated by reference to Post-Effective Amendment No. 73 to Registrant's Registration Statement as filed with the Commission on August 31, 2000.

18. Incorporated by reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement as filed with the Commission on September 29, 2000.

19. Incorporated by reference to Post-Effective Amendment No. 75 to Registrant's Registration Statement as filed with the Commission on October 20, 2000.

20. Incorporated by reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement as filed with the Commission on December 29, 2000.

21. Incorporated by reference to Post-Effective Amendment No. 78 to Registrant's Registration Statement as filed with the Commission on January 29, 2001.

22. Incorporated by reference to Post Effective Amendment No. 81 to Registrant's Registration Statement as filed with the Commission on March 30, 2001.

ITEM 24.  Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25. Indemnification.

Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.

ITEM 26.  Business and Other Connections of Investment Adviser.

All of the information required by this item is set forth in the Form ADV, as amended, of Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) (File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

(a)  Items 1 and 2 of Part II
(b)  Section 6, Business Background, of each Schedule D.

Item 27. Principal Underwriters.

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies:
     BT Investment Funds, BT Advisor Funds, BT Institutional Funds,

     BT Pyramid Mutual Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Flag Investors Emerging Growth Fund, Inc., the Flag Investors Total Return U.S. Treasury Fund Shares of Total Return U.S. Treasury Fund, Inc., the Flag Investors Managed Municipal Fund Shares of Managed Municipal Fund, Inc., Flag Investors Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Flag Investors Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag Investors Series Funds, Inc., Flag Investors Funds, Inc.(formerly known as Deutsche Funds, Inc.), Flag Investors Portfolios Trust (formerly known as Deutsche Portfolios), Morgan Grenfell Investment Trust, The Glenmede Funds, Inc. and The Glenmede Portfolios.


(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.


Name and                       Positions and             Positions and
Principal Business             Offices with              Offices with
Address                        Distributor               Registrant


John A. Keffer                 President & Director       None
David R. Keffer                Director                   None
Aronald H. Hirsch              Treasurer                  None
Nanette K. Chern               Chief Compliance Officer   None
David I. Goldstein             Secretary                  None
Benjamin L. Niles              Vice President             None
Frederick Skillin              Assistant Treasurer        None
Marc D. Keffer                 Assistant Secretary        None

(c)  None

ITEM 28. Location of Accounts and Records.

BT Investment Funds:                          Deutsche Asset Management
(Registrant)                                  One South Street
                                              Baltimore, MD 21202

Bankers Trust Company:                        130 Liberty Street
(Custodian, Administrator)                    New York, New York 10006

Deutsche Asset Management, Inc.:              130 Liberty Street
(Investment Adviser)                          New York, NY 10006

ICCC:                                         One South Street
(Transfer Agent)                              Baltimore, MD 21202

ICC Distributors, Inc.:                       Two Portland Square
(Distributor)                                 Portland, ME 04101

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 82 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 30th day of April, 2001.

                                           BT INVESTMENT FUNDS

                                           By: /s/ Daniel O. Hirsch
                                               ---------------------------
                                               Daniel O. Hirsch, Secretary

  Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                 TITLE                   DATE

By:  /s/ Daniel O. Hirsch            Secretary               April 30, 2001
     --------------------
      Daniel O. Hirsch               (Attorney in Fact
                                     For the Persons Listed Below)

/s/ RICHARD T. HALE*                 President, Chief Executive
---------------------                Officer and Trustee
Richard T. Hale

/s/ CHARLES A. RIZZO*                Treasurer (Principal
---------------------                Financial and Accounting Officer)
Charles A. Rizzo

/s/ CHARLES P. BIGGAR*               Trustee
----------------------
Charles P. Biggar

/s/ S. LELAND DILL*                  Trustee
----------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*                Trustee
-----------------------
Martin J. Gruber

/s/ RICHARD J. HERRING*              Trustee
------------------------
Richard J. Herring

/s/ BRUCE T. LANGTON*                Trustee
------------------------
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*            Trustee
-------------------------
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*            Trustee
-------------------------
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                   SIGNATURES

  CASH MANAGEMENT PORTFOLIO has duly caused this Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 30th day of April, 2001.

                                          CASH MANAGEMENT PORTFOLIO

                                          By: /s/ Daniel O. Hirsch
                                              ---------------------------
                                              Daniel O. Hirsch, Secretary

  This Post-Effective Amendment No. 82 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities and on the date indicated:

NAME                                 TITLE                   DATE

By:  /s/ Daniel O. Hirsch             Secretary               April 30, 2001
     --------------------
      Daniel O. Hirsch                (Attorney in Fact
                                      For the Persons Listed Below)

/s/ RICHARD T. HALE*                  President, Chief Executive
---------------------                 Officer and Trustee
Richard T. Hale

/s/ CHARLES A. RIZZO*                 Treasurer (Principal
---------------------                 Financial and Accounting Officer)
Charles A. Rizzo

/s/ CHARLES P. BIGGAR*                Trustee
----------------------
Charles P. Biggar

/s/ S. LELAND DILL*                   Trustee
----------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*                 Trustee
-----------------------
Martin J. Gruber

/s/ RICHARD J. HERRING*               Trustee
------------------------
Richard J. Herring

/s/ BRUCE T. LANGTON*                 Trustee
------------------------
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*             Trustee
-------------------------
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*             Trustee
-------------------------
Harry Van Benschoten

* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                   SIGNATURES

  TREASURY MONEY PORTFOLIO has duly caused this Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 30th day of April, 2001.

                                           TREASURY MONEY PORTFOLIO

                                           By: /s/ Daniel O. Hirsch
                                               ---------------------------
                                               Daniel O. Hirsch, Secretary

  This Post-Effective Amendment No. 82 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities and on the date indicated:

NAME                                 TITLE                   DATE

By:  /s/ Daniel O. Hirsch             Secretary               April 30, 2001
     --------------------
      Daniel O. Hirsch                (Attorney in Fact
                                      For the Persons Listed Below)

/s/ RICHARD T. HALE*                  President, Chief Executive
---------------------                 Officer and Trustee
Richard T. Hale

/s/ CHARLES A. RIZZO*                 Treasurer (Principal
---------------------                 Financial and Accounting Officer)
Charles A. Rizzo

/s/ CHARLES P. BIGGAR*                Trustee
----------------------
Charles P. Biggar

/s/ S. LELAND DILL*                   Trustee
----------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*                 Trustee
-----------------------
Martin J. Gruber

/s/ RICHARD J. HERRING*               Trustee
------------------------
Richard J. Herring

/s/ BRUCE T. LANGTON*                 Trustee
------------------------
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*             Trustee
-------------------------
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*             Trustee
-------------------------
Harry Van Benschoten


* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                                   SIGNATURES

  BT INVESTMENT PORTFOLIOS has duly caused this Post-Effective Amendment No. 82 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 30th day of April, 2001.

                                            BT INVESTMENT PORTFOLIOS

                                            By: /s/ Daniel O. Hirsch
                                                ---------------------------
                                                Daniel O. Hirsch, Secretary

  This Post-Effective Amendment No. 82 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated with respect to Quantitative Equity Portfolio:

NAME                                 TITLE                   DATE

By:  /s/ Daniel O. Hirsch             Secretary               April 30, 2001
     --------------------
      Daniel O. Hirsch                (Attorney in Fact
                                      For the Persons Listed Below)

/s/ RICHARD T. HALE*                  President, Chief Executive
---------------------                 Officer and Trustee
Richard T. Hale

/s/ CHARLES A. RIZZO*                 Treasurer (Principal
---------------------                 Financial and Accounting Officer)
Charles A. Rizzo

/s/ CHARLES P. BIGGAR*                Trustee
----------------------
Charles P. Biggar

/s/ S. LELAND DILL*                   Trustee
----------------------
S. Leland Dill

/s/ MARTIN J. GRUBER*                 Trustee
-----------------------
Martin J. Gruber

/s/ RICHARD J. HERRING*               Trustee
------------------------
Richard J. Herring

/s/ BRUCE T. LANGTON*                 Trustee
------------------------
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*             Trustee
-------------------------
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*             Trustee
-------------------------
Harry Van Benschoten


* By Power of Attorney. Incorporated by reference to Post-Effective Amendment No. 64 of BT Investment Funds as filed with the Commission on October 22, 1999.

                             RESOLUTION RELATING TO
                    RATIFICATION OF REGISTRATION STATEMENTS

(To be approved by the Boards of each Investment Company with a Fiscal Year End of December 31 (each, a "Trust" or a "Portfolio Trust", as applicable)

     RESOLVED, That the proper officers of the Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Trust, a Post-Effective Amendment under the Securities Act of 1933 (the "1933 Act") and an Amendment under the Investment Company Act of 1940, as amended, (the "1940 Act") to the Trust's Registration Statement on Form N-1A, and all necessary exhibits and other instruments relating thereto (collectively, the "Registration Statement"), to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Securities and Exchange Commission (the "Commission"), under the 1933 Act and the 1940 Act and to appear, together with legal counsel, on behalf of the Trust before the Commission in connection with any matter relating to the Registration Statement; and further

     RESOLVED, That the proper officer of the Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and
          (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust; and further

     RESOLVED, That the proper and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust; and further

     RESOLVED, That the proper officers of the Portfolio Trust be, and they hereby are, authorized and directed to execute, in the name and on behalf of the Portfolio Trust, an Amendment under the 1940 Act to the Portfolio Trust's Registration Statement, to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Commission, and to appear, together with legal counsel, on behalf of the Portfolio Trust before the Commission in connection with any matter relating to the Registration Statement; and further

     RESOLVED, That the proper officer of the Portfolio Trust be, and he or she hereby is, authorized and directed in the name and on behalf of the Portfolio Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Portfolio Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Portfolio Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Portfolio Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Portfolio Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Trustees and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Portfolio Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Portfolio Trust; and further

     RESOLVED, That any and all actions heretofore or hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Portfolio Trust.